----------------------------
                                                    OMB APPROVAL
                                                    OMB Number: 3235-0570
                                                    Expires: November 30, 2005
                                                    Estimated average burden
                                                    hours per response.......5.0
                                                    ----------------------------



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-901

                        David L. Babson Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

            100 South Fifth Street, Suite 2300, Minneapolis, MN 55402
              (Address of principal executive offices) (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: June 30, 2003

Date of reporting period: June 30, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Babson Funds

Annual Report

June 30, 2003

                                                                        EQUITIES
                                                                 Enterprise Fund
                                                              Enterprise Fund II
                                                                     Growth Fund
                                                               Shadow Stock Fund
                                                                      Value Fund
                                                              International Fund

                                                                    FIXED INCOME
                                                                      Bond Trust
                                                               Money Market Fund
                                                            Tax-Free Income Fund

                                  BABSON FUNDS

                        JONES & BABSON, INC. DISTRIBUTORS

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

Message to Our Shareholders                                  1
Babson Enterprise Fund                                       2
Babson Enterprise Fund II                                    5
Babson Growth Fund                                           8
Shadow Stock Fund                                           10
Babson Value Fund                                           15
Babson-Stewart Ivory International Fund                     18
Babson Bond Trust                                           22
Babson Bond Trust - Portfolio L                             24
Babson Bond Trust - Portfolio S                             29
Babson Money Market Fund                                    33
Babson Tax-Free Income Fund                                 36
Statements of Assets and Liabilities                        40
Statements of Operations                                    42
Statements of Changes in Net Assets                         44
Notes to Financial Statements                               48
Financial Highlights                                        53
Report of PricewaterhouseCoopers LLP, Independent Auditors  59
Notice to Shareholders                                      60
Supplemental Information                                    62

--------------------------------------------------------------------------------
MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

The twelve-month period ended June 30, 2003 has been a volatile time for investors in the US equity and fixed income markets. Weakness in the US economy and global political uncertainty contributed to a decline in many of the major stock market indices during the first nine months of our fiscal year. Conversely, many bond market indices rose during the same period as investors looked for quality and safety in US fixed income portfolios. For the final three months of our fiscal year, however, the equity markets began to show positive growth, and all major market indices rose during the period.

Your fund's performance has reflected this market volatility. All of the Babson equity funds declined for the twelve-month period and under-performed their benchmarks for the same period. However, for the three-month and six-month periods ended June 30, 2003, all these funds not only showed positive returns, but the Babson Shadow Stock fund also outperformed its benchmark for the six months ended June 30, 2003. On the fixed income side, the Babson Tax-Free Income Fund and the Babson Bond Trust Short both all beat their benchmarks for the same six-month period.

In this report to our shareholders, you will find detailed information on the portfolio holdings and results of you fund holdings. For current performance information, please visit our website at www.babsonfunds.com, or call us at 1-800-422-2766 for answers to your fund questions. We appreciate your confidence and are dedicated to continuing to earn you business.

/s/ Jennifer Lammers

Jennifer Lammers
President, Babson Funds, J&B Funds


--------------------------------------------------------------------------------
June 30, 2003                                                                  1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BABSON ENTERPRISE FUND
--------------------------------------------------------------------------------

The semi-annual period was really a tale of two markets. During the beginning of the period, equity performance rotated around war with Iraq and featured an atmosphere of uncertainty that affected all market components. With the war in Iraq over, however, the second quarter of 2003 saw equity markets surge. Performance for small companies led the way during this period as evidenced by the Russell 2000 Index's return of 23.40% for the quarter. This represented the largest quarterly gain for the Russell 2000 Index since the first quarter of 1991.

For the semi-annual period ended June 30, 2003, the Babson Enterprise Fund returned 16.30% versus a return of 16.49% for the Fund's benchmark, the Russell 2000 Value Index. Underperformance for the period was driven primarily by market dynamics that favored those areas associated with high beta and high valuations. This worked against the Fund's strategy of investing in high quality companies with attractive valuations and earnings characteristics. Areas of difficult stock selection for the Fund were the consumer discretionary, technology and materials and processing sectors. Areas that were favorable for the Fund include the health care and financial services sectors.

FUND  COMPOSITION

TOP TEN EQUITY HOLDINGS:       % OF TOTAL
------------------------------------------
Matrix Service Co.                   3.86%
Penwest Pharmaceutical Co.           2.55
NN, Inc.                             2.40
EDO Corp.                            2.23
Quixote Corp.                        2.22
Mid-Atlantic Realty Trust            2.14
Keith (The) Cos., Inc.               2.11
Cuno, Inc.                           2.10
Lasalle Hotel Properties             2.08
Kaneb Services, LLC                  2.08
                               -----------
Total                               23.77%
Total Securities in Portfolio          67
------------------------------------------

As of June 30, 2003, schedule of investments. Subject to change.
----------------------------------------------------------------

BABSON ENTERPRISE FUND VERSUS RUSSELL 2000

                                    Babson
                                 Enterprise Fund                      Russell 2000 Index
   Time Period        Monthly Returns       Plot Points       Monthly Returns        Plot Points
     06/30/93                                10,000.00                                10,000.00
     07/31/93              0.62%             10,062.00             1.38%              10,138.00
     08/31/93              1.48%             10,210.92             4.32%              10,575.96
     09/30/93              3.04%             10,521.33             2.82%              10,874.20
     10/31/93              2.00%             10,731.76             2.58%              11,154.76
     11/30/93             -0.58%             10,669.51            -3.26%              10,791.11
     12/31/93              2.89%             10,977.86             3.42%              11,160.17
     01/31/94              1.51%             11,143.63             3.13%              11,509.48
     02/28/94              0.30%             11,177.06            -0.36%              11,468.05
     03/31/94             -3.99%             10,731.09            -5.27%              10,863.68
     04/30/94              2.11%             10,957.52             0.59%              10,927.78
     05/31/94             -0.91%             10,857.81            -1.12%              10,805.39
     06/30/94             -1.84%             10,658.02            -3.37%              10,441.25
     07/31/94              1.93%             10,863.72             1.64%              10,612.48
     08/31/94              2.14%             11,096.21             5.57%              11,203.60
     09/30/94              1.20%             11,229.36            -0.34%              11,165.50
     10/31/94              2.84%             11,548.27            -0.40%              11,120.84
     11/30/94             -4.20%             11,063.25            -4.04%              10,671.56
     12/31/94              1.65%             11,245.79             2.68%              10,957.56
     01/31/95             -1.12%             11,119.84            -1.26%              10,819.49
     02/28/95              2.60%             11,408.95             4.16%              11,269.58
     03/31/95              2.02%             11,639.41             1.71%              11,462.29
     04/30/95              1.21%             11,780.25             2.22%              11,716.76
     05/31/95              1.64%             11,973.45             1.72%              11,918.29
     06/30/95              2.73%             12,300.32             5.19%              12,536.84
     07/31/95              1.99%             12,545.10             5.76%              13,258.97
     08/31/95              2.07%             12,804.78             2.07%              13,533.43
     09/30/95              0.12%             12,820.15             1.79%              13,775.68
     10/31/95             -2.49%             12,500.93            -4.47%              13,159.90
     11/30/95              3.03%             12,879.70             4.20%              13,712.62
     12/31/95              1.66%             13,093.51             2.64%              14,074.63
     01/31/96             -1.15%             12,942.93            -0.11%              14,059.15
     02/29/96              3.94%             13,452.88             3.12%              14,497.79
     03/31/96              3.73%             13,954.68             2.04%              14,793.55
     04/30/96              4.31%             14,556.12             5.35%              15,585.00
     05/31/96              5.40%             15,342.15             3.94%              16,199.05
     06/30/96             -0.33%             15,291.52            -4.11%              15,533.27
     07/31/96             -6.45%             14,305.22            -8.73%              14,177.22
     08/31/96              1.81%             14,564.14             5.81%              15,000.91
     09/30/96              0.63%             14,655.90             3.91%              15,587.45
     10/31/96              1.48%             14,872.81            -1.54%              15,347.40
     11/30/96              4.05%             15,475.15             4.12%              15,979.72
     12/31/96              2.60%             15,877.51             2.62%              16,398.39
     01/31/97              3.92%             16,499.91             2.00%              16,726.35
     02/28/97              1.00%             16,664.91            -2.43%              16,319.90
     03/31/97             -1.81%             16,363.27            -4.72%              15,549.60
     04/30/97             -2.68%             15,924.74             0.28%              15,593.14
     05/31/97              7.27%             17,082.46            11.13%              17,328.66
     06/30/97              8.60%             18,551.56             4.29%              18,072.06
     07/31/97              3.73%             19,243.53             4.65%              18,912.41
     08/31/97              4.25%             20,061.38             2.29%              19,345.50
     09/30/97              6.31%             21,327.25             7.32%              20,761.59
     10/31/97             -2.15%             20,868.72            -4.39%              19,850.16
     11/30/97             -1.03%             20,653.77            -0.65%              19,721.13
     12/31/97              1.79%             21,023.47             1.75%              20,066.25
     01/31/98             -3.42%             20,304.47            -1.58%              19,749.21
     02/28/98              4.08%             21,132.89             7.39%              21,208.67
     03/31/98              4.29%             22,039.49             4.12%              22,082.47
     04/30/98              2.06%             22,493.50             0.55%              22,203.92
     05/31/98             -3.83%             21,632.00            -5.39%              21,007.13
     06/30/98              0.26%             21,688.25             0.21%              21,051.25
     07/31/98             -6.42%             20,295.86            -8.10%              19,346.10
     08/31/98            -14.48%             17,357.02           -19.42%              15,589.08
     09/30/98             -0.06%             17,346.61             7.83%              16,809.71
     10/31/98              2.17%             17,723.03             4.08%              17,495.55
     11/30/98              3.68%             18,375.23             5.24%              18,412.31
     12/31/98              1.43%             18,638.00             6.19%              19,552.04
     01/31/99             -1.82%             18,298.79             1.33%              19,812.08
     02/28/99             -9.21%             16,613.47            -8.10%              18,207.30
     03/31/99             -2.60%             16,181.52             1.56%              18,491.33
     04/30/99              8.08%             17,488.99             8.96%              20,148.16
     05/31/99              5.31%             18,417.65             1.46%              20,442.32
     06/30/99              4.47%             19,240.92             4.52%              21,366.31
     07/31/99             -1.36%             18,979.25            -2.74%              20,780.88
     08/31/99             -8.20%             17,422.95            -3.70%              20,011.98
     09/30/99             -1.80%             17,109.33             0.02%              20,015.99
     10/31/99             -4.51%             16,337.70             0.40%              20,096.05
     11/30/99              6.08%             17,331.04             5.97%              21,295.78
     12/31/99             -0.26%             17,285.97            11.32%              23,706.47
     01/31/00              4.54%             18,070.76            -1.61%              23,324.79
     02/29/00              5.69%             19,098.98            16.51%              27,175.71
     03/31/00              0.37%             19,169.65            -6.59%              25,384.84
     04/30/00             -3.28%             18,540.89            -6.02%              23,856.67
     05/31/00             -3.08%             17,969.83            -5.83%              22,465.82
     06/30/00             10.10%             19,784.78             8.72%              24,424.84
     07/31/00              1.09%             20,000.43            -3.22%              23,638.36
     08/31/00              4.08%             20,816.45             7.63%              25,441.97
     09/30/00             -3.65%             20,056.65            -2.94%              24,693.98
     10/31/00             -8.28%             18,395.96            -4.46%              23,592.63
     11/30/00              0.31%             18,452.99           -10.26%              21,172.02
     12/31/00              5.35%             19,440.22             8.59%              22,990.70
     01/31/01              3.37%             20,095.36             5.21%              24,188.51
     02/28/01              0.93%             20,282.24            -6.56%              22,601.75
     03/31/01             -0.38%             20,205.17            -4.89%              21,496.52
     04/30/01              6.87%             21,593.27             7.82%              23,177.55
     05/31/01              9.46%             23,635.99             2.46%              23,747.72
     06/30/01              0.53%             23,761.26             3.45%              24,567.01
     07/31/01              1.51%             24,120.06            -5.41%              23,237.94
     08/31/01             -2.00%             23,637.65            -3.23%              22,487.35
     09/30/01             -6.00%             22,219.40           -13.46%              19,460.56
     10/31/01              3.16%             22,921.53             5.85%              20,599.00
     11/30/01              3.40%             23,700.86             7.74%              22,193.36
     12/31/01              6.24%             25,179.79             6.17%              23,562.69
     01/31/02              3.36%             26,025.83            -1.04%              23,317.64
     02/28/02              3.37%             26,902.91            -2.74%              22,678.74
     03/31/02              9.44%             29,442.54             8.04%              24,502.11
     04/30/02              3.04%             30,337.59             0.91%              24,725.08
     05/31/02             -3.95%             29,139.26            -4.44%              23,627.28
     06/30/02             -1.48%             28,708.00            -4.96%              22,455.37
     07/31/02            -15.07%             24,381.70           -15.10%              19,064.61
     08/31/02             -3.27%             23,584.42            -0.26%              19,015.04
     09/30/02             -2.84%             22,914.62            -7.18%              17,649.76
     10/31/02              1.46%             23,249.18             3.21%              18,216.32
     11/30/02              5.29%             24,479.06             8.92%              19,841.21
     12/31/02             -0.65%             24,319.94            -5.57%              18,736.06
     01/31/03             -3.15%             23,553.87            -2.77%              18,217.07
     02/28/03             -0.07%             23,537.38            -3.02%              17,666.91
     03/31/03              1.15%             23,808.06             1.29%              17,894.82
     04/30/03              8.52%             25,836.50             9.48%              19,591.25
     05/31/03              5.62%             27,288.52            10.73%              21,693.39
     06/30/03              3.65%             28,284.55             1.81%              22,086.04


                         Six month             16.30%                                  17.88%
                         One Year              -1.48%                                  -1.64%
                        Three Year             12.65%                                  -3.30%
                        Five Years              5.45%                                   0.96%
                         Ten Years             10.95%                                   8.24%

Babson Enterprise Fund's average annual compounded total returns for one, five and ten year periods as of June 30, 2003 were -1.48%, 5.45% and 10.96%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


--------------------------------------------------------------------------------
June 30, 2003                                                                  2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE  OF  INVESTMENTS
--------------------------------------------------------------------------------
JUNE  30,  2003

BABSON  ENTERPRISE  FUND
--------------------------------------------------------------------------

SHARES            COMPANY                                     MARKET VALUE
--------------------------------------------------------------------------

COMMON STOCKS - 93.43%
BASIC MATERIALS - 10.92%
         424,300    Encore Wire Corp.*                        $   4,030,850
         640,400    Intertape Polymer Group, Inc.*                3,810,380
         103,700    New England Business Service, Inc.            3,111,000
         394,700    NN, Inc.                                      4,996,902
         370,450    Penford Corp.                                 4,137,927
         411,200    Universal Stainless &
                      Alloy Products, Inc.*                       2,701,584
                                                              -------------
                                                                 22,788,643
                                                              =============

BUSINESS SERVICES - 5.63%
         221,400    ABM Industries, Inc.                          3,409,560
          41,800    Integrated Electrical Services, Inc.*           303,050
         441,150    Keith (The) Cos., Inc.*                       4,407,089
         392,400    Remedytemp, Inc. Cl. A*                       3,621,852
                                                              -------------
                                                                 11,741,551
                                                              =============

CAPITAL GOODS - 11.06%
         121,100    Cuno, Inc.*                                   4,374,132
          83,700    ESCO Technologies, Inc.*                      3,682,800
         119,100    Lindsay Manufacturing Co.                     2,765,502
         343,350    LSI Industries, Inc.                          3,811,185
         180,910    Quixote Corp.                                 4,618,632
         196,300    Terex Corp.*                                  3,831,776
                                                              -------------
                                                                 23,084,027
                                                              =============

CONSUMER CYCLICAL - 4.74%
         183,500    Advanced Marketing Services, Inc.             2,385,500
          66,323    Bassett Furniture Industries, Inc.              880,769
         188,000    Movado Group, Inc.                            4,089,000
          88,000    Ultimate Electronics, Inc.*                   1,128,160
         156,100    Whitehall Jewellers, Inc.*                    1,415,827
                                                              -------------
                                                                  9,899,256
                                                              =============

CONSUMER STAPLES - 2.29%
          23,500    J & J Snack Foods Corp.*                        743,305
         143,500    United Natural Foods, Inc.*                   4,038,090
                                                              -------------
                                                                  4,781,395
                                                              =============

ENERGY - 9.71%
         234,100    Gulf Island Fabrication, Inc.*                3,960,972
         148,666    Kaneb Services, LLC                           4,339,561
         468,800    Matrix Service Co.*                           8,053,984
         131,600    Tetra Technologies, Inc.*                     3,901,940
                                                              -------------
                                                                 20,256,457
                                                              =============

FINANCIAL - 23.62%
         207,400    Allegiant Bancorp, Inc.                       4,199,850
          50,000    ASTA Funding, Inc.*                           1,200,000
          53,600    Bank of the Ozarks, Inc.                      2,077,536
          56,400    Boston Private Financial Holdings, Inc.       1,188,912
         118,961    Capital Corp. of the West*                    3,016,851
          63,100    Cobiz, Inc.                                     854,374
          24,670    Cooperative Bankshares, Inc.                    481,854
         386,600    Gold Banc Corporation, Inc.                   4,063,166
         155,898    Hanmi Financial Corp.                         2,723,538
          96,600    Hawthorne Financial Corp.*                    3,348,156
         293,900    Lasalle Hotel Properties                      4,343,842
          73,600    Mercantile Bank Corp.                         2,102,016
         100,000    Metrocorp Bancshares, Inc.                    1,210,000
         212,700    Mid-Atlantic Realty Trust                     4,453,938
         119,000    Northrim Bancorp, Inc.                        2,157,470
          40,000    Resource Bancshares Corp.                     1,369,600
         122,306    Sterling Financial Corp.*                     2,979,374
          80,000    Taylor Capital Group, Inc.                    1,659,200
         184,500    UMPQUA Holdings Corp.                         3,503,655
         154,400    Wilshire State Bank*                          2,373,128
                                                              -------------
                                                                 49,306,460
                                                              =============


                                                        (Continued on next page.
--------------------------------------------------------------------------------
JUNE 30, 2003                                                                  3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE  OF  INVESTMENTS
--------------------------------------------------------------------------------
JUNE  30,  2003

BABSON  ENTERPRISE  FUND (Continued)
---------------------------------------------------------------------------
SHARES            COMPANY                                     MARKET VALUE
---------------------------------------------------------------------------

HEALTHCARE - 5.49%
          94,700    Landauer, Inc.                            $   3,961,301
         218,175    Penwest Pharmaceutical Co.*                   5,316,925
          76,050    Young Innovations, Inc.*                      2,167,425
                                                              -------------
                                                                 11,445,651
                                                              =============

MEDIA & ENTERTAINMENT - 2.12%
         748,700    Regent Communications, Inc.*                  4,417,330
                                                              =============

TECHNOLOGY - 14.35%
         209,500    Allied Defense Group, Inc.*                   3,865,275
         262,200    EDO Corp.                                     4,640,940
         282,500    Ennis Business Forms, Inc.                    4,110,375
         388,200    Fargo Electronics, Inc.*                      3,777,186
         222,300    Herley Industries, Inc.*                      3,774,654
         273,300    Spectrum Control, Inc.*                       1,535,946
         130,500    Trimble Navigation Ltd.*                      2,992,365
         853,400    Tyler Technologies, Inc.*                     3,626,950
         200,400    Zygo Corp.*                                   1,603,200
                                                              -------------
                                                                 29,926,891
                                                              =============

TRANSPORTATION & SERVICES - 1.69%
         308,700    Airnet Systems, Inc.*                         1,250,235
          46,500    Old Dominion Freight Line*                    1,005,330
         100,400    SCS Transportation, Inc.*                     1,268,052
                                                              -------------
                                                                  3,523,617
                                                              =============

UTILITIES  -  1.81%
          95,500    Central Vermont Public Service Co.            1,867,025
          78,800    Unitil Corp.                                  1,899,080
                                                              -------------
                                                                  3,766,105
                                                              =============

TOTAL COMMON STOCKS                                             194,937,383
                                                              =============
(Cost $161,500,331)

---------------------------------------------------------------------------
PRIN. AMT./
  SHARES          DESCRIPTION                                 MARKET VALUE
---------------------------------------------------------------------------

INVESTMENT COMPANIES - 3.96%
       8,270,037    Wells Fargo Prime Investment
                      Money Market                            $   8,270,037
                                                              =============
(Cost $8,270,037)

U.S. GOVERNMENT SPONSORED AND
AGENCY OBLIGATIONS - 2.51%
$ 5,230,000    Federal Home Loan Bank
                    0.95%, 07/01/03                               5,229,927
                                                              =============
(Cost $5,229,725)

TOTAL INVESTMENTS - 99.90%                                      208,437,347
(Cost $175,000,093)

Other assets less liabilities - 0.10%                               213,761
                                                              -------------

TOTAL NET ASSETS - 100.00%                                    $ 208,651,108
                                                              =============


For federal income tax purposes, the identified cost of investments owned at June 30, 2003 was $175,633,708.

Net unrealized appreciation for federal income tax purposes was $32,803,639, which is comprised of unrealized appreciation of $52,491,314 and unrealized depreciation of ($19,687,675).

*Non-income producing security


See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                  4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BABSON  ENTERPRISE  FUND  II
--------------------------------------------------------------------------------

The semi-annual period was really a tale of two markets. During the beginning of the period, equity performance rotated around war with Iraq and featured an atmosphere of uncertainty that affected all market components. With the war in Iraq over, however, the second quarter of 2003 saw equity markets surge. Performance for small companies led the way during this period as evidenced by the Russell 2000 Index's return of 23.40% for the quarter. This represented the largest quarterly gain for the Russell 2000 Index since the first quarter of 1991.

For the semi-annual period ended June 30, 2003, the Babson Enterprise II Fund returned 11.96% versus a return of 17.89% for the Fund's benchmark, the Russell 2000 Index. Underperformance for the period was driven primarily by market dynamics that favored those areas associated with high beta and high valuations. This worked against the Fund's strategy of investing in high quality companies with attractive valuations and earnings characteristics. Areas of difficult stock selection for the Fund were the consumer discretionary, technology and producer durables sectors. Areas that were favorable for the Fund include the financial services and materials and processing sectors.

FUND COMPOSITION
==================================================

TOP TEN EQUITY HOLDINGS:               % OF TOTAL
--------------------------------------------------
PolyMedica Corp.                             3.99%
Cuno, Inc.                                   3.59
Respironics, Inc.                            3.46
Harman International Industries, Inc.        3.45
La-Z-Boy, Inc.                               3.43
Carlisle Cos., Inc.                          3.16
New York Community Bancorp, Inc.             3.14
UCBH Holdings, Inc.                          3.00
Alberto-Culver Co., Cl. A                    2.81
Mohawk Industries, Inc.                      2.70
                                        ----------
Total                                       32.73%
Total Securities in Portfolio                  75

--------------------------------------------------
As of June 30, 2003, schedule of investments. Subject to change.


--------------------------------------------------
BABSON ENTERPRISE FUND II VERSUS S&P 500 AND RUSSELL 2000

                                Babson
                          Enterprise Fund II                       S&P 500 Index                       Russell 2000 Index
  Time Period      Monthly Returns       Plot Points      Monthly Returns     Plot Points      Monthly Returns     Plot Points
    06/30/93                              10,000.00                            10,000.00                            10,000.00
    07/31/93           -2.18%              9,782.00           -0.40%            9,960.00            1.38%           10,138.00
    08/31/93            4.85%             10,256.43            3.79%           10,337.48            4.32%           10,575.96
    09/30/93            3.69%             10,634.89           -0.77%           10,257.89            2.82%           10,874.20
    10/31/93            2.95%             10,948.62            2.07%           10,470.22            2.58%           11,154.76
    11/30/93           -0.99%             10,840.23           -0.95%           10,370.76           -3.26%           10,791.11
    12/31/93            5.99%             11,489.56            1.21%           10,496.24            3.42%           11,160.17
    01/31/94            2.10%             11,730.84            3.40%           10,853.11            3.13%           11,509.48
    02/28/94            1.17%             11,868.09           -2.71%           10,559.00           -0.36%           11,468.05
    03/31/94           -5.45%             11,221.28           -4.36%           10,098.62           -5.27%           10,863.68
    04/30/94           -0.70%             11,142.73            1.28%           10,227.89            0.59%           10,927.78
    05/31/94           -1.05%             11,025.73            1.64%           10,395.62           -1.12%           10,805.39
    06/30/94           -1.95%             10,810.73           -2.45%           10,140.93           -3.37%           10,441.25
    07/31/94            1.09%             10,928.56            3.28%           10,473.55            1.64%           10,612.48
    08/31/94            2.99%             11,255.33            4.10%           10,902.97            5.57%           11,203.60
    09/30/94           -1.51%             11,085.37           -2.45%           10,635.85           -0.34%           11,165.50
    10/31/94           -0.94%             10,981.17            2.25%           10,875.15           -0.40%           11,120.84
    11/30/94           -3.57%             10,589.14           -3.64%           10,479.30           -4.04%           10,671.56
    12/31/94            0.49%             10,641.03            1.48%           10,634.39            2.68%           10,957.56
    01/31/95           -1.17%             10,516.53            2.59%           10,909.82           -1.26%           10,819.49
    02/28/95            4.44%             10,983.46            3.90%           11,335.30            4.16%           11,269.58
    03/31/95            0.90%             11,082.32            2.95%           11,669.70            1.71%           11,462.29
    04/30/95            2.61%             11,371.56            2.95%           12,013.95            2.22%           11,716.76
    05/31/95            0.52%             11,430.70            4.00%           12,494.51            1.72%           11,918.29
    06/30/95            2.24%             11,686.74            2.32%           12,784.38            5.19%           12,536.84
    07/31/95            3.54%             12,100.45            3.32%           13,208.82            5.76%           13,258.97
    08/31/95            0.81%             12,198.47            0.25%           13,241.85            2.07%           13,533.43
    09/30/95            0.11%             12,211.89            4.22%           13,800.65            1.79%           13,775.68
    10/31/95           -5.22%             11,574.43           -0.36%           13,750.97           -4.47%           13,159.90
    11/30/95            8.97%             12,612.65            4.39%           14,354.64            4.20%           13,712.62
    12/31/95            1.13%             12,755.17            1.93%           14,631.68            2.64%           14,074.63
    01/31/96            3.64%             13,219.46            3.40%           15,129.16           -0.11%           14,059.15
    02/29/96            5.35%             13,926.70            0.93%           15,269.86            3.12%           14,497.79
    03/31/96            3.48%             14,411.35            0.96%           15,416.45            2.04%           14,793.55
    04/30/96            2.74%             14,806.22            1.47%           15,643.07            5.35%           15,585.00
    05/31/96            3.56%             15,333.33            2.58%           16,046.66            3.94%           16,199.05
    06/30/96           -2.76%             14,910.13            0.38%           16,107.64           -4.11%           15,533.27
    07/31/96           -5.25%             14,127.34           -4.42%           15,395.68           -8.73%           14,177.22
    08/31/96            3.68%             14,647.23            2.11%           15,720.53            5.81%           15,000.91
    09/30/96            3.08%             15,098.37            5.63%           16,605.60            3.91%           15,587.45
    10/31/96           -0.60%             15,007.78            2.76%           17,063.91           -1.54%           15,347.40
    11/30/96            5.08%             15,770.17            7.56%           18,353.94            4.12%           15,979.72
    12/31/96            3.22%             16,277.97           -1.98%           17,990.54            2.62%           16,398.39
    01/31/97            0.74%             16,398.43            6.25%           19,114.94            2.00%           16,726.35
    02/28/97            0.54%             16,486.98            0.78%           19,264.04           -2.43%           16,319.90
    03/31/97           -0.44%             16,414.44           -4.11%           18,472.29           -4.72%           15,549.60
    04/30/97            0.97%             16,573.66            5.97%           19,575.08            0.28%           15,593.14
    05/31/97            8.34%             17,955.90            6.09%           20,767.21           11.13%           17,328.66
    06/30/97            5.34%             18,914.74            4.48%           21,697.58            4.29%           18,072.06
    07/31/97            7.06%             20,250.12            7.96%           23,424.71            4.65%           18,912.41
    08/31/97            1.50%             20,553.88           -5.60%           22,112.92            2.29%           19,345.50
    09/30/97            5.48%             21,680.23            5.48%           23,324.71            7.32%           20,761.59
    10/31/97           -2.54%             21,129.55           -3.34%           22,545.66           -4.39%           19,850.16
    11/30/97            0.98%             21,336.62            4.63%           23,589.53           -0.65%           19,721.13
    12/31/97            1.67%             21,692.94            1.72%           23,995.27            1.75%           20,066.25
    01/31/98           -4.76%             20,660.36            1.11%           24,261.62           -1.58%           19,749.21
    02/28/98            7.48%             22,205.75            7.21%           26,010.88            7.39%           21,208.67
    03/31/98            6.61%             23,673.55            5.12%           27,342.64            4.12%           22,082.47
    04/30/98            1.14%             23,943.43            1.01%           27,618.80            0.55%           22,203.92
    05/31/98           -3.55%             23,093.44           -1.72%           27,143.75           -5.39%           21,007.13
    06/30/98           -3.16%             22,363.69            4.06%           28,245.79            0.21%           21,051.25
    07/31/98           -5.98%             21,026.34           -1.06%           27,946.38           -8.10%           19,346.10
    08/31/98          -17.75%             17,294.16          -14.46%           23,905.34          -19.42%           15,589.08
    09/30/98            5.12%             18,179.62            6.41%           25,437.67            7.83%           16,809.71
    10/31/98            4.68%             19,030.43            8.13%           27,505.75            4.08%           17,495.55
    11/30/98            5.84%             20,141.81            6.06%           29,172.60            5.24%           18,412.31
    12/31/98            3.05%             20,756.13            5.76%           30,852.94            6.19%           19,552.04
    01/31/99           -6.21%             19,467.18            4.18%           32,142.59            1.33%           19,812.08
    02/28/99           -6.10%             18,279.68           -3.11%           31,142.96           -8.10%           18,207.30
    03/31/99            4.15%             19,038.29            4.00%           32,388.68            1.56%           18,491.33
    04/30/99            5.42%             20,070.16            3.87%           33,642.12            8.96%           20,148.16
    05/31/99            3.82%             20,836.84           -2.36%           32,848.17            1.46%           20,442.32
    06/30/99            7.32%             22,362.10            5.55%           34,671.24            4.52%           21,366.31
    07/31/99           -0.82%             22,178.73           -3.12%           33,589.50           -2.74%           20,780.88
    08/31/99           -3.17%             21,475.66           -0.50%           33,421.55           -3.70%           20,011.98
    09/30/99           -3.19%             20,790.59           -2.74%           32,505.80            0.02%           20,015.99
    10/31/99           -2.90%             20,187.66            6.33%           34,563.42            0.40%           20,096.05
    11/30/99            5.61%             21,320.19            2.03%           35,265.05            5.97%           21,295.78
    12/31/99            3.34%             22,032.29            5.89%           37,342.17           11.32%           23,706.47
    01/31/00           -6.74%             20,547.31           -5.02%           35,467.59           -1.61%           23,324.79
    02/29/00            0.00%             20,547.31           -1.89%           34,797.25           16.51%           27,175.71
    03/31/00           10.68%             22,741.76            9.78%           38,200.42           -6.59%           25,384.84
    04/30/00           -1.77%             22,339.23           -3.01%           37,050.59           -6.02%           23,856.67
    05/31/00           -0.63%             22,198.50           -2.05%           36,291.05           -5.83%           22,465.82
    06/30/00            6.40%             23,619.20            2.46%           37,183.81            8.72%           24,424.84
    07/31/00            4.37%             24,651.36           -1.56%           36,603.74           -3.22%           23,638.36
    08/31/00            4.19%             25,684.25            6.21%           38,876.84            7.63%           25,441.97
    09/30/00           -3.62%             24,754.48           -5.28%           36,824.14           -2.94%           24,693.98
    10/31/00           -0.23%             24,697.54           -0.42%           36,669.48           -4.46%           23,592.63
    11/30/00           -5.05%             23,450.32           -7.88%           33,779.92          -10.26%           21,172.02
    12/31/00            9.55%             25,689.82            0.49%           33,945.45            8.59%           22,990.70
    01/31/01            0.82%             25,900.48            3.55%           35,150.51            5.21%           24,188.51
    02/28/01           -2.94%             25,139.01           -9.12%           31,944.78           -6.56%           22,601.75
    03/31/01           -2.35%             24,548.24           -6.34%           29,919.48           -4.89%           21,496.52
    04/30/01            6.29%             26,092.32            7.77%           32,244.23            7.82%           23,177.55
    05/31/01            2.19%             26,663.75            0.67%           32,460.26            2.46%           23,747.72
    06/30/01            2.35%             27,290.34           -2.43%           31,671.48            3.45%           24,567.01
    07/31/01           -0.76%             27,082.94           -0.98%           31,361.10           -5.41%           23,237.94
    08/31/01           -6.77%             25,249.42           -6.26%           29,397.89           -3.23%           22,487.35
    09/30/01           -7.26%             23,416.31           -8.07%           27,025.48          -13.46%           19,460.56
    10/31/01            2.89%             24,093.05            1.91%           27,541.67            5.85%           20,599.00
    11/30/01            4.67%             25,218.19            7.67%           29,654.12            7.74%           22,193.36
    12/31/01            4.67%             26,395.88            0.88%           29,915.07            6.17%           23,562.69
    01/31/02            1.42%             26,770.70           -1.46%           29,478.31           -1.04%           23,317.64
    02/28/02            0.04%             26,781.41           -1.93%           28,909.38           -2.74%           22,678.74
    03/31/02            7.72%             28,848.94            3.76%           29,996.37            8.04%           24,502.11
    04/30/02            4.94%             30,274.07           -6.06%           28,178.59            0.91%           24,725.08
    05/31/02           -2.76%             29,438.51           -0.74%           27,970.07           -4.44%           23,627.28
    06/30/02           -4.59%             28,087.28           -7.12%           25,978.60           -4.96%           22,455.37
    07/31/02          -12.41%             24,601.65           -7.80%           23,952.27          -15.10%           19,064.61
    08/31/02           -1.56%             24,217.86            0.66%           24,110.36           -0.26%           19,015.04
    09/30/02           -6.07%             22,747.84          -10.87%           21,489.56           -7.18%           17,649.76
    10/31/02            2.55%             23,327.91            8.80%           23,380.64            3.21%           18,216.32
    11/30/02            5.50%             24,610.94            5.89%           24,757.76            8.92%           19,841.21
    12/31/02           -3.43%             23,766.79           -5.87%           23,304.48           -5.57%           18,736.06
    01/31/03           -2.26%             23,229.66           -2.62%           22,693.90           -2.77%           18,217.07
    02/28/03           -3.11%             22,507.22           -1.50%           22,353.50           -3.02%           17,666.91
    03/31/03           -0.34%             22,430.69            0.97%           22,570.32            1.29%           17,894.82
    04/30/03            8.80%             24,404.59            8.24%           24,430.12            9.48%           19,591.25
    05/31/03            5.80%             25,820.06            5.27%           25,717.59           10.73%           21,693.39
    06/30/03            3.07%             26,612.74            1.28%           26,046.77            1.81%           22,086.04


                      Six month             11.97%                               11.77%                               17.88%
                      One Year              -5.25%                                0.26%                               -1.64%
                      Three Year             4.06%                              -11.19%                               -3.30%
                      Five Years             3.54%                               -1.61%                                0.96%
                      Ten Years             10.28%                               10.04%                                8.24%


Babson Enterprise Fund II's average annual compounded total returns for one, five and ten year periods as of June 30, 2003 were -5.22%, 3.54% and 10.28%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                  5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE  OF  INVESTMENTS
--------------------------------------------------------------------------------
JUNE  30,  2003

BABSON  ENTERPRISE  FUND  II
--------------------------------------------------------------------
SHARES      COMPANY                                    MARKET VALUE
--------------------------------------------------------------------
COMMON STOCKS - 99.44%
BASIC MATERIALS - 11.66%
    53,900    ElkCorp                                 $  1,212,750
    11,000    Georgia Gulf Corp.                           217,800
   139,600    Interface, Inc., Cl. A                       647,744
   131,700    Intertape Polymer Group, Inc.*               783,615
    25,887    Mohawk Industries, Inc.*                   1,437,505
    27,800    New England Business Service, Inc.           834,000
    50,800    Spartech Corp.                             1,077,468
                                                      ------------
                                                         6,210,882
                                                      ============

CAPITAL GOODS - 10.97%
    26,700    A.O. Smith Corp.                             751,605
    52,900    Cuno, Inc.*                                1,910,748
    37,900    Gardner Denver, Inc.*                        775,434
    27,000    Herman Miller, Inc.                          545,670
    28,900    Lindsay Manufacturing Co.                    671,058
    17,100    Roper Industries, Inc.                       636,120
    68,891    Surebeam Corp.*                              182,561
    10,000    Tennant Co.                                  367,500
                                                      ------------
                                                         5,840,696
                                                      ============

CONSUMER CYCLICAL - 18.08%
    26,300    ADVO, Inc.*                                1,167,720
    23,750    Ann Taylor Stores Corp.*                     687,563
    34,100    BJ's Wholesale Club, Inc.*                   513,546
    95,700    Enesco Group, Inc.*                          708,180
    58,600    Huffy Corp.*                                 410,200
    81,600    La-Z-Boy, Inc.                             1,826,208
    46,800    Movado Group, Inc.                         1,017,900
    18,200    Red Robin Gourmet Burgers, Inc.*             345,072
    24,000    SCP Pool Corp.*                              825,600
    83,700    Stein Mart, Inc.*                            501,363
    79,800    Stride Rite Corp.                            794,808
    26,900    Too, Inc.*                                   544,725
    22,400    Ultimate Electronics, Inc.*                  287,168
                                                      ------------
                                                         9,630,053
                                                      ============

CONSUMER STAPLES - 2.80%
    30,000    Alberto-Culver Co., Cl. A                  1,493,400
                                                      ============

DIVERSIFIED - 3.16%
    39,900    Carlisle Cos., Inc.                        1,682,184
                                                      ============

ENERGY - 1.70%
   111,600    Newpark Resources, Inc.*                     611,568
    14,100    Prima Energy Corp.*                          294,408
                                                      ------------
                                                           905,976
                                                      ============

FINANCIAL - 21.27%
     6,600    BancFirst Corp.                              342,276
    18,400    Banner Corp.                                 377,016
    82,408    Cash America International, Inc.           1,089,434
    16,284    Commerce Bancorp, Inc.                       604,136
    13,800    Delphi Financial Group, Inc., Cl. A          645,840
     7,200    East-West Bancorp, Inc.                      260,208
    22,500    First Niagara Financial Group, Inc.          314,100
    18,144    FNB Corp.                                    549,037
    46,000    Gold Banc Corporation, Inc.                  483,460
    21,000    Hub International Ltd.                       359,100
    57,378    New York Community Bancorp, Inc.           1,669,126
     6,600    Platinum Underwriters Holdings Ltd.          179,124
     7,900    Prentiss Properties Trust                    236,921
     9,500    ProAssurance Corp.*                          256,405
    16,500    Republic Bancshares, Inc.                    412,665
    26,400    Scottish Annuity & Life Holdings Ltd.        533,544
    15,700    SL Green Realty Corp.                        547,773
    55,600    UCBH Holdings, Inc.                        1,594,608
     5,400    United Fire & Casualty Co.                   175,446
    41,450    W Holding Co., Inc.                          701,334
                                                      ------------
                                                        11,331,553
                                                      ============


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                  6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE  OF  INVESTMENTS
--------------------------------------------------------------------------------
JUNE  30,  2003

BABSON  ENTERPRISE  FUND  II (Continued)
--------------------------------------------------------------------
SHARES      COMPANY                                    MARKET VALUE
--------------------------------------------------------------------

HEALTHCARE - 10.40%
     8,400    ICU Medical, Inc.*                      $    261,660
    46,400    PolyMedica Corp.                           2,124,656
   167,475    PSS World Medical, Inc.*                     962,981
    49,100    Respironics, Inc.*                         1,842,232
    25,600    Serologicals Corp.*                          348,928
                                                      ------------
                                                         5,540,457
                                                      ============

MEDIA & ENTERTAINMENT - 1.35%
    35,800    Salem Communications Corp., Cl. A*           716,394
                                                      ============

TECHNOLOGY - 9.74%
    92,800    Aeroflex, Inc.*                              718,272
    15,800    Benchmark Electronics, Inc.*                 486,008
    51,900    Computer Network Technologies Corp.*         420,390
    42,200    Cubic Corp.                                  937,684
    27,300    MKS Instruments, Inc.*                       493,311
    39,000    PAXAR Corp.*                                 429,000
    43,500    Skyworks Solutions, Inc.*                    294,495
    23,200    Technitrol, Inc.*                            349,160
    72,000    Titan Corp.*                                 740,880
    39,800    Zygo Corp.*                                  318,400
                                                      ------------
                                                         5,187,600
                                                      ============

TRANSPORTATION & SERVICES - 5.24%
    65,500    Collins & Aikman Corp.*                      193,225
    23,200    Harman International Industries, Inc.      1,836,048
    54,500    Wabtec Corp.                                 758,095
                                                      ------------
                                                         2,787,368
                                                      ============

UTILITIES - 3.07%
     6,200    Black Hills Corp.                            190,340
    25,700    Energen Corp.                                855,810
    14,700    WPS Resources Corp.                          590,940
                                                      ------------
                                                         1,637,090
                                                      ============

TOTAL COMMON STOCKS                                     52,963,653
                                                      ============
(Cost $41,136,040)


--------------------------------------------------------------------
SHARES      DESCRIPTION                                MARKET VALUE
--------------------------------------------------------------------

INVESTMENT COMPANIES - 0.48%
   253,879  Wells Fargo Prime Investment
              Money Market                            $    253,879
                                                      ============
(Cost $253,879)

TOTAL INVESTMENTS -  99.92%                             53,217,532
(Cost $41,389,919)

Other assets less liabilities - 0.08%                       43,715
                                                      ------------

TOTAL NET ASSETS - 100.00%                            $ 53,261,247
                                                      ============

For federal income tax purposes, the identified cost of investments owned at June 30, 2003 was $41,391,819.

Net unrealized appreciation for federal income tax purposes was $11,825,713, which is comprised of unrealized appreciation of $15,262,606 and unrealized depreciation of ($3,436,893).

*Non-income producing security

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
JUNE 30, 2003                                                                  7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BABSON  GROWTH  FUND
--------------------------------------------------------------------------------

The semi-annual period was really a tale of two markets. During the beginning of the period, equity performance rotated around war with Iraq and featured an atmosphere of uncertainty that affected all market components. With the war in Iraq over, however, the second quarter of 2003 saw equity markets surge. Performance for small companies led the way during this period as evidenced by the Russell 2000 Index's return of 23.40% for the quarter. This represented the largest quarterly gain for the Russell 2000 Index since the first quarter of 1991.

For the semi-annual period ended June 30, 2003, the Babson Growth Fund returned 5.35% versus a return of 11.75% for the Fund's benchmark, the S&P 500 Index. While equity market performance was strong during the period, it was led by the areas of the market that to date have exhibited the weakest fundamentals and highest risk profiles. This worked against the Fund's strategy of seeking companies with sustainable, long-term growth potential. The Fund was also hurt during the period by a market that favored small cap stocks significantly over large cap stocks. On a relative basis, the Fund experienced weak stock selection in the consumer discretionary, financial services and utilities sectors. On a positive note, however, the Fund realized highly favorable results in the technology sector, an area that has challenged investors for some time.

FUND  COMPOSITION
===============================================
Top Ten Equity Holdings:            % of Total
-----------------------------------------------
Microsoft Corp.                           4.50%
American International Group, Inc.        4.46
Amgen, Inc.                               4.19
Viacom, Inc., Cl. A                       4.09
Berkshire Hathaway, Inc., Cl. B           3.96
Pfizer, Inc.                              3.93
Freddie Mac                               3.89
Clear Channel Communications, Inc.        3.69
Wal-Mart Stores, Inc.                     3.59
Fiserv, Inc.                              3.43
                                     ----------
Total                                    39.73%
Total Securities in Portfolio               41

-----------------------------------------------
As of June 30, 2003, schedule of investments. Subject to change.

----------------------------------------------------------------
BABSON GROWTH FUND VERSUS S&P 500 AND RUSSELL 1000 GROWTH

                               Babson
                             Growth Fund                          S&P 500 Index                      Russell 1000 Growth Index
   Time Period     Monthly Returns    Plot Points        Monthly Returns     Plot Points        Monthly Returns        Plot Points
     06/30/93                          10,000.00                              10,000.00                                 10,000.00
     07/31/93          -0.41%           9,959.00             -0.40%            9,960.00             -1.79%               9,821.00
     08/31/93           4.41%          10,398.19              3.79%           10,337.48              4.10%              10,223.66
     09/30/93           0.39%          10,438.74             -0.77%           10,257.89             -0.75%              10,146.98
     10/31/93           1.64%          10,609.94              2.07%           10,470.22              2.78%              10,429.07
     11/30/93          -0.38%          10,569.62             -0.95%           10,370.76             -0.66%              10,360.24
     12/31/93           1.49%          10,727.11              1.21%           10,496.24              1.73%              10,539.47
     01/31/94           2.83%          11,030.69              3.40%           10,853.11              2.31%              10,782.93
     02/28/94          -2.38%          10,768.16             -2.71%           10,559.00             -1.82%              10,586.68
     03/31/94          -3.50%          10,391.27             -4.36%           10,098.62             -4.83%              10,075.35
     04/30/94           0.79%          10,473.36              1.28%           10,227.89              0.47%              10,122.70
     05/31/94           1.02%          10,580.19              1.64%           10,395.62              1.51%              10,275.55
     06/30/94          -1.88%          10,381.28             -2.45%           10,140.93             -2.95%              9,972.42
     07/31/94           2.80%          10,671.96              3.28%           10,473.55              3.42%              10,313.48
     08/31/94           2.97%          10,988.92              4.10%           10,902.97              5.57%              10,887.94
     09/30/94          -2.97%          10,662.55             -2.45%           10,635.85             -1.37%              10,738.78
     10/31/94           0.91%          10,759.57              2.25%           10,875.15              2.36%              10,992.21
     11/30/94          -3.36%          10,398.05             -3.64%           10,479.30             -3.20%              10,640.46
     12/31/94           2.58%          10,666.32              1.48%           10,634.39              1.68%              10,819.22
     01/31/95           1.67%          10,844.45              2.59%           10,909.82              2.13%              11,049.67
     02/28/95           3.12%          11,182.80              3.90%           11,335.30              4.19%              11,512.65
     03/31/95           3.67%          11,593.21              2.95%           11,669.70              2.92%              11,848.82
     04/30/95           0.92%          11,699.86              2.95%           12,013.95              2.19%              12,108.31
     05/31/95           4.57%          12,234.55              4.00%           12,494.51              3.49%              12,530.89
     06/30/95           2.01%          12,480.46              2.32%           12,784.38              3.86%              13,014.58
     07/31/95           3.65%          12,936.00              3.32%           13,208.82              4.16%              13,555.99
     08/31/95           0.07%          12,945.05              0.25%           13,241.85              0.11%              13,570.90
     09/30/95           3.80%          13,436.97              4.22%           13,800.65              4.61%              14,196.52
     10/31/95          -0.55%          13,363.06             -0.36%           13,750.97              0.07%              14,206.46
     11/30/95           3.96%          13,892.24              4.39%           14,354.64              3.89%              14,759.09
     12/31/95           0.91%          14,018.66              1.93%           14,631.68              0.57%              14,843.21
     01/31/96           2.66%          14,391.55              3.40%           15,129.16              3.35%              15,340.46
     02/29/96           1.13%          14,554.18              0.93%           15,269.86              1.83%              15,621.19
     03/31/96           0.53%          14,631.32              0.96%           15,416.45              0.13%              15,641.50
     04/30/96           1.24%          14,812.74              1.47%           15,643.07              2.63%              16,052.87
     05/31/96           2.84%          15,233.43              2.58%           16,046.66              3.49%              16,613.12
     06/30/96           0.76%          15,349.20              0.38%           16,107.64              0.14%              16,636.38
     07/31/96          -4.16%          14,710.67             -4.42%           15,395.68             -5.86%              15,661.48
     08/31/96           1.66%          14,954.87              2.11%           15,720.53              2.58%              16,065.55
     09/30/96           5.77%          15,817.77              5.63%           16,605.60              7.28%              17,235.12
     10/31/96           2.69%          16,243.27              2.76%           17,063.91              0.60%              17,338.53
     11/30/96           6.82%          17,351.06              7.56%           18,353.94              7.51%              18,640.66
     12/31/96          -1.59%          17,075.17             -1.98%           17,990.54             -1.96%              18,275.30
     01/31/97           6.74%          18,226.04              6.25%           19,114.94              7.01%              19,556.40
     02/28/97          -0.06%          18,215.11              0.78%           19,264.04             -0.68%              19,423.41
     03/31/97          -5.35%          17,240.60             -4.11%           18,472.29             -5.41%              18,372.61
     04/30/97           5.52%          18,192.28              5.97%           19,575.08              6.64%              19,592.55
     05/31/97           6.45%          19,365.68              6.09%           20,767.21              7.22%              21,007.13
     06/30/97           3.12%          19,969.89              4.48%           21,697.58              4.00%              21,847.42
     07/31/97           8.54%          21,675.32              7.96%           23,424.71              8.84%              23,778.73
     08/31/97          -4.92%          20,608.89             -5.60%           22,112.92             -5.85%              22,387.67
     09/30/97           4.25%          21,484.77              5.48%           23,324.71              4.92%              23,489.15
     10/31/97          -2.66%          20,913.28             -3.34%           22,545.66             -3.70%              22,620.05
     11/30/97           3.54%          21,653.61              4.63%           23,589.53              4.25%              23,581.40
     12/31/97           0.93%          21,854.98              1.72%           23,995.27              1.12%              23,845.51
     01/31/98           2.93%          22,495.33              1.11%           24,261.62              2.99%              24,558.49
     02/28/98           7.74%          24,236.47              7.21%           26,010.88              7.52%              26,405.29
     03/31/98           1.60%          24,624.26              5.12%           27,342.64              3.99%              27,458.86
     04/30/98           3.63%          25,518.12              1.01%           27,618.80              1.38%              27,837.79
     05/31/98          -4.03%          24,489.74             -1.72%           27,143.75             -2.84%              27,047.20
     06/30/98           3.34%          25,307.70              4.06%           28,245.79              6.13%              28,705.19
     07/31/98           0.05%          25,320.35             -1.06%           27,946.38             -0.66%              28,515.74
     08/31/98         -15.69%          21,347.59            -14.46%           23,905.34            -15.01%              24,235.53
     09/30/98           7.25%          22,895.29              6.41%           25,437.67              7.68%              26,096.82
     10/31/98           7.72%          24,662.80              8.13%           27,505.75              8.04%              28,195.00
     11/30/98           7.81%          26,588.97              6.06%           29,172.60              7.61%              30,340.64
     12/31/98           8.70%          28,902.21              5.76%           30,852.94              9.02%              33,077.36
     01/31/99           0.10%          28,931.11              4.18%           32,142.59              5.87%              35,019.01
     02/28/99          -5.47%          27,348.58             -3.11%           31,142.96             -4.57%              33,418.64
     03/31/99           5.17%          28,762.50              4.00%           32,388.68              5.27%              35,179.80
     04/30/99           0.93%          29,029.99              3.87%           33,642.12              0.13%              35,225.53
     05/31/99          -3.04%          28,147.48             -2.36%           32,848.17             -3.07%              34,144.11
     06/30/99           5.24%          29,622.41              5.55%           34,671.24              7.00%              36,534.20
     07/31/99          -1.85%          29,074.39             -3.12%           33,589.50             -3.18%              35,372.41
     08/31/99          -1.73%          28,571.41             -0.50%           33,421.55              1.63%              35,948.98
     09/30/99          -3.47%          27,579.98             -2.74%           32,505.80             -2.10%              35,194.05
     10/31/99           5.58%          29,118.94              6.33%           34,563.42              7.55%              37,851.20
     11/30/99           2.85%          29,948.83              2.03%           35,265.05              5.39%              39,891.38
     12/31/99           8.64%          32,536.41              5.89%           37,342.17             10.40%              44,040.09
     01/31/00          -3.91%          31,264.24             -5.02%           35,467.59             -4.69%              41,974.61
     02/29/00          11.71%          34,925.28             -1.89%           34,797.25              4.89%              44,027.16
     03/31/00           7.92%          37,691.36              9.78%           38,200.42              7.16%              47,179.51
     04/30/00          -5.17%          35,742.72             -3.01%           37,050.59             -4.76%              44,933.76
     05/31/00          -7.47%          33,072.73             -2.05%           36,291.05             -5.04%              42,669.10
     06/30/00           8.10%          35,751.63              2.46%           37,183.81              7.58%              45,903.42
     07/31/00          -3.31%          34,568.25             -1.56%           36,603.74             -4.17%              43,989.25
     08/31/00           8.87%          37,634.45              6.21%           38,876.84              9.05%              47,970.27
     09/30/00          -5.14%          35,700.04             -5.28%           36,824.14             -9.46%              43,432.29
     10/31/00          -3.84%          34,329.16             -0.42%           36,669.48             -4.73%              41,377.94
     11/30/00         -12.13%          30,165.03             -7.88%           33,779.92            -14.74%              35,278.83
     12/31/00          -0.61%          29,981.03              0.49%           33,945.45             -3.16%              34,164.02
     01/31/01           4.71%          31,393.13              3.55%           35,150.51              6.91%              36,524.75
     02/28/01         -14.23%          26,925.89             -9.12%           31,944.78            -16.98%              30,322.85
     03/31/01          -8.76%          24,567.18             -6.34%           29,919.48            -10.88%              27,023.72
     04/30/01          10.81%          27,222.89              7.77%           32,244.23             12.65%              30,442.23
     05/31/01          -2.24%          26,613.10              0.67%           32,460.26             -1.47%              29,994.73
     06/30/01          -0.95%          26,360.28             -2.43%           31,671.48             -2.32%              29,298.85
     07/31/01          -3.20%          25,516.75             -0.98%           31,361.10             -2.50%              28,566.38
     08/31/01          -8.67%          23,304.45             -6.26%           29,397.89             -8.18%              26,229.65
     09/30/01         -10.04%          20,964.68             -8.07%           27,025.48             -9.98%              23,611.93
     10/31/01           4.02%          21,807.46              1.91%           27,541.67              5.25%              24,851.55
     11/30/01           7.34%          23,408.13              7.67%           29,654.12              9.61%              27,239.79
     12/31/01           1.86%          23,843.52              0.88%           29,915.07             -0.19%              27,188.03
     01/31/02          -0.09%          23,822.06             -1.46%           29,478.31             -1.77%              26,706.80
     02/28/02          -4.52%          22,745.30             -1.93%           28,909.38             -4.15%              25,598.47
     03/31/02           4.92%          23,864.37              3.76%           29,996.37              3.46%              26,484.18
     04/30/02          -7.76%          22,012.50             -6.06%           28,178.59             -8.16%              24,323.07
     05/31/02          -1.57%          21,666.90             -0.74%           27,970.07             -2.42%              23,734.45
     06/30/02          -8.65%          19,792.71             -7.12%           25,978.60             -9.25%              21,539.02
     07/31/02          -9.47%          17,918.34             -7.80%           23,952.27             -5.50%              20,354.37
     08/31/02          -0.24%          17,875.34              0.66%           24,110.36              0.30%              20,415.43
     09/30/02         -10.00%          16,087.80            -10.87%           21,489.56            -10.37%              18,298.35
     10/31/02          10.58%          17,789.89              8.80%           23,380.64              9.17%              19,976.31
     11/30/02           4.24%          18,544.19              5.89%           24,757.76              5.43%              21,061.02
     12/31/02          -4.30%          17,746.79             -5.87%           23,304.48             -6.91%              19,605.71
     01/31/03          -3.52%          17,122.10             -2.62%           22,693.90             -2.43%              19,129.29
     02/28/03          -1.38%          16,885.81             -1.50%           22,353.50             -0.46%              19,041.29
     03/31/03           0.38%          16,949.98              0.97%           22,570.32              1.86%              19,395.46
     04/30/03           7.50%          18,221.23              8.24%           24,430.12              7.39%              20,828.79
     05/31/03           3.55%          18,868.08              5.27%           25,717.59              4.99%              21,868.14
     06/30/03          -0.90%          18,698.27              1.28%           26,046.77              1.38%              22,169.92


                      Six month          5.36%                                 11.77%                                    13.08%
                      One Year           -5.53%                                 0.26%                                     2.93%
                     Three Year         -19.43%                                -11.19%                                   -21.54%
                     Five Years          -5.87%                                -1.61%                                    -5.03%
                      Ten Years          6.45%                                 10.04%                                     8.28%


Babson Growth Fund's average annual compounded total returns for one, five and ten year periods as of June 30, 2003 were -5.54%, -5.88% and 6.46%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                  8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE  OF  INVESTMENTS
--------------------------------------------------------------------------------
JUNE  30,  2003

BABSON  GROWTH  FUND
--------------------------------------------------------------------------------
SHARES      COMPANY                                 MARKET VALUE
-----------------------------------------------------------------
COMMON STOCKS - 99.05%
CAPITAL GOODS - 8.50%
    74,200    Air Products & Chemical, Inc.         $   3,086,720
   115,100    General Electric Co.                      3,301,068
   116,600    Lockheed Martin Corp.                     5,546,662
   104,800    Parker-Hannifin Corp.                     4,400,552
                                                    -------------
                                                       16,335,002
                                                    =============

CONSUMER CYCLICAL - 12.57%
   165,800    Clear Channel Communications, Inc.*       7,028,262
    14,200    New York Times Co., Cl. A                   646,100
   178,100    Viacom, Inc., Cl. A*                      7,782,970
   127,400    Wal-Mart Stores, Inc.                     6,837,558
    61,400    Walgreen Co.                              1,848,140
                                                    -------------
                                                       24,143,030
                                                    =============

CONSUMER STAPLES - 7.91%
    74,100    Anheuser Busch Companies, Inc.            3,782,805
   118,100    Gillette Co.                              3,762,666
    89,600    PepsiCo, Inc.                             3,987,200
    41,200    Procter & Gamble Co.                      3,674,216
                                                    -------------
                                                       15,206,887
                                                    =============

ENERGY - 6.42%
   109,000    BP Amoco PLC ADR                          4,580,180
   167,774    Exxon Mobil Corp.                         6,024,764
    37,000    Royal Dutch Petroleum Co. ADR             1,724,940
                                                    -------------
                                                       12,329,884
                                                    =============

FINANCIAL - 20.83%
   131,700    American Express Co.                      5,506,377
   153,918    American International Group, Inc.        8,493,195
     3,100    Berkshire Hathaway, Inc., Cl. B*          7,533,000
   121,166    Citigroup, Inc.                           5,185,905
    48,400    Fifth Third Bancorp                       2,775,256
   145,800    Freddie Mac                               7,402,266
    61,900    Wells Fargo & Co.                         3,119,760
                                                    -------------
                                                       40,015,759
                                                    =============

HEALTHCARE - 18.03%
   120,100    Amgen, Inc.*                              7,979,444
    97,500    Johnson & Johnson, Inc.                   5,040,750
   127,100    Medtronic, Inc.                           6,096,987
    23,500    Merck & Co., Inc.                         1,422,925
   219,100    Pfizer, Inc.                              7,482,265
    43,500    Stryker Corp.                             3,017,595
    79,200    Wyeth                                     3,607,560
                                                    -------------
                                                       34,647,526
                                                    =============

TECHNOLOGY - 22.05%
   118,200    Analog Devices, Inc.*                     4,115,724
   167,900    Automatic Data Processing, Inc.           5,685,094
   183,050    Fiserv, Inc.*                             6,518,411
   150,700    Linear Technology Corp.                   4,854,047
   141,900    Maxim Integrated Products, Inc.           4,851,561
    90,200    Microchip Technology, Inc.                2,221,626
   334,500    Microsoft Corp.                           8,566,545
    66,600    Molex, Inc.                               1,797,534
    86,100    Symantec Corp.*                           3,776,346
                                                    -------------
                                                       42,386,888
                                                    =============

TELECOMMUNICATION SERVICES - 0.27%
    22,200    BCE, Inc.                                   513,042
                                                    =============

UTILITIES - 2.47%
   241,100    Vodafone Group PLC ADR                    4,737,615
                                                    =============

TOTAL COMMON STOCKS                                   190,315,633
                                                    =============

TOTAL INVESTMENTS  -  99.05%                          190,315,633
(Cost $152,260,912)

Other assets less liabilities - 0.95%                   1,829,903
                                                    -------------

Total Net Assets - 100.00%                          $ 192,145,536
                                                    =============

For federal income tax purposes, the identified cost of investments owned at June 30, 2003 was $155,878,164.

Net unrealized appreciation for federal income tax purposes was $34,437,469, which is comprised of unrealized appreciation of $44,235,316 and unrealized depreciation of ($9,797,847).

*Non-income producing security

ADR American Depositary Receipt


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                  9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHADOW  STOCK  FUND
--------------------------------------------------------------------------------

The semi-annual period was really a tale of two markets. During the beginning of the period, equity performance rotated around war with Iraq and featured an atmosphere of uncertainty that affected all market components. With the war in Iraq over, however, the second quarter of 2003 saw equity markets surge. Performance for small companies led the way during this period as evidenced by the Russell 2000 Index's return of 23.40% for the quarter. This represented the largest quarterly gain for the Russell 2000 Index since the first quarter of 1991.

For the semi-annual period ended June 30, 2003, the Babson Shadow Stock Fund returned 17.27%, outperforming its benchmark, the Russell 2000 Value Index, which returned 16.49% for the same time period. The period featured a performance pattern that rewarded the smallest of small cap stocks and this played very much to the favor of the Fund's investment strategy, which emphasizes stocks of this nature. The Fund's prescribed methodology of overweighting consumer discretionary and technology stocks and underweighting financial services stocks also worked well, as each of these weightings added relative value during the period. On a stock selection basis, the Fund's most favorable relative results were realized in the financial services and other energy categories. With respect to areas of weakness, the Fund's technology and utilities holdings underperformed the benchmark's holdings in these areas.

FUND  COMPOSITION
===============================================
TOP TEN EQUITY HOLDINGS:            % OF TOTAL
-----------------------------------------------
CompuCredit Corp.                         1.45%
M/I Schottenstein Homes, Inc.             1.43
Nam Tai Electronics, Inc.                 1.43
Meritage Corp.                            1.39
Stewart Information Services Corp.        1.36
CSK Auto Corp.                            1.33
Imagistics International, Inc.            1.26
Finish (The) Line, Inc., Cl. A            1.21
URS Corp.                                 1.20
Isle of Capris Casinos, Inc.              1.17
                                    -----------
Total                                    13.23%
Total Securities in Portfolio              274

-----------------------------------------------
As of June 30, 2003, schedule of investments. Subject to change.

----------------------------------------------------------------
SHADOW STOCK FUND VERSUS RUSSELL  2000 AND RUSSELL 2000 VALUE

                               Babson
                          Shadow Stock Fund                     Russell 2000 Index                  Russell 2000 Value Index
   Time Period     Monthly Returns     Plot Points       Monthly Returns     Plot Points         Monthly Returns    Plot Points
     06/30/93                           10,000.00                             10,000.00                              10,000.00
     07/31/93           2.23%           10,223.00             1.38%           10,138.00               1.72%          10,172.00
     08/31/93           2.85%           10,514.36             4.32%           10,575.96               3.91%          10,569.73
     09/30/93           2.12%           10,737.26             2.82%           10,874.20               2.40%          10,823.40
     10/31/93           2.08%           10,960.59             2.58%           11,154.76               2.29%          11,071.25
     11/30/93          -0.78%           10,875.10            -3.26%           10,791.11              -2.54%          10,790.04
     12/31/93           1.67%           11,056.72             3.42%           11,160.17               2.94%          11,107.27
     01/31/94           2.84%           11,370.73             3.13%           11,509.48               3.56%          11,502.69
     02/28/94          -0.32%           11,334.34            -0.36%           11,468.05              -0.29%          11,469.33
     03/31/94          -3.33%           10,956.91            -5.27%           10,863.68              -4.47%          10,956.65
     04/30/94          -0.82%           10,867.06             0.59%           10,927.78               0.98%          11,064.03
     05/31/94          -1.16%           10,741.00            -1.12%           10,805.39              -0.14%          11,048.54
     06/30/94          -2.91%           10,428.44            -3.37%           10,441.25              -2.60%          10,761.28
     07/31/94           0.10%           10,438.87             1.64%           10,612.48               1.85%          10,960.36
     08/31/94           2.38%           10,687.31             5.57%           11,203.60               3.93%          11,391.10
     09/30/94           2.12%           10,913.88            -0.34%           11,165.50              -1.06%          11,270.36
     10/31/94          -0.30%           10,881.14            -0.40%           11,120.84              -1.83%          11,064.11
     11/30/94          -1.59%           10,708.13            -4.04%           10,671.56              -4.04%          10,617.12
     12/31/94          -1.21%           10,578.56             2.68%           10,957.56               3.00%          10,935.63
     01/31/95           1.47%           10,734.07            -1.26%           10,819.49              -0.48%          10,883.14
     02/28/95           3.42%           11,101.17             4.16%           11,269.58               3.70%          11,285.82
     03/31/95           0.70%           11,178.88             1.71%           11,462.29               0.49%          11,341.12
     04/30/95           2.29%           11,434.88             2.22%           11,716.76               2.97%          11,677.95
     05/31/95           2.53%           11,724.18             1.72%           11,918.29               2.14%          11,927.86
     06/30/95           3.32%           12,113.42             5.19%           12,536.84               3.42%          12,335.79
     07/31/95           2.56%           12,423.53             5.76%           13,258.97               3.65%          12,786.05
     08/31/95           1.57%           12,618.58             2.07%           13,533.43               2.97%          13,165.79
     09/30/95           2.18%           12,893.66             1.79%           13,775.68               1.49%          13,361.96
     10/31/95          -2.32%           12,594.53            -4.47%           13,159.90              -3.99%          12,828.82
     11/30/95           2.19%           12,870.35             4.20%           13,712.62               3.97%          13,338.13
     12/31/95           1.62%           13,078.85             2.64%           14,074.63               3.10%          13,751.61
     01/31/96           0.46%           13,139.01            -0.11%           14,059.15               0.66%          13,842.37
     02/29/96           2.65%           13,487.20             3.12%           14,497.79               1.57%          14,059.69
     03/31/96           2.67%           13,847.30             2.04%           14,793.55               2.10%          14,354.95
     04/30/96           1.56%           14,063.32             5.35%           15,585.00               2.73%          14,746.84
     05/31/96           3.67%           14,579.45             3.94%           16,199.05               2.53%          15,119.93
     06/30/96          -2.69%           14,187.26            -4.11%           15,533.27              -1.18%          14,941.52
     07/31/96          -4.77%           13,510.53            -8.73%           14,177.22              -5.32%          14,146.63
     08/31/96           4.64%           14,137.41             5.81%           15,000.91               4.34%          14,760.59
     09/30/96           1.15%           14,299.99             3.91%           15,587.45               2.73%          15,163.56
     10/31/96           2.37%           14,638.90            -1.54%           15,347.40               1.16%          15,339.45
     11/30/96           4.71%           15,328.40             4.12%           15,979.72               5.38%          16,164.72
     12/31/96           3.56%           15,874.09             2.62%           16,398.39               3.25%          16,690.07
     01/31/97           2.05%           16,199.51             2.00%           16,726.35               1.46%          16,933.74
     02/28/97          -1.01%           16,035.89            -2.43%           16,319.90               0.95%          17,094.61
     03/31/97          -3.05%           15,546.80            -4.72%           15,549.60              -2.68%          16,636.48
     04/30/97          -1.05%           15,383.56             0.28%           15,593.14               1.47%          16,881.03
     05/31/97           7.94%           16,605.01            11.13%           17,328.66               7.96%          18,224.77
     06/30/97           5.62%           17,538.21             4.29%           18,072.06               5.06%          19,146.94
     07/31/97           4.77%           18,374.78             4.65%           18,912.41               4.20%          19,951.11
     08/31/97           4.48%           19,197.97             2.29%           19,345.50               1.59%          20,268.33
     09/30/97           6.76%           20,495.76             7.32%           20,761.59               6.65%          21,616.18
     10/31/97          -2.65%           19,952.62            -4.39%           19,850.16              -2.72%          21,028.22
     11/30/97          -0.42%           19,868.82            -0.65%           19,721.13               1.10%          21,259.53
     12/31/97           1.95%           20,256.26             1.75%           20,066.25               3.39%          21,980.22
     01/31/98          -1.10%           20,033.44            -1.58%           19,749.21              -1.81%          21,582.38
     02/28/98           4.62%           20,958.99             7.39%           21,208.67               6.05%          22,888.12
     03/31/98           3.35%           21,661.11             4.12%           22,082.47               4.06%          23,817.37
     04/30/98           1.69%           22,027.19             0.55%           22,203.92               0.49%          23,934.08
     05/31/98          -2.10%           21,564.61            -5.39%           21,007.13              -3.54%          23,086.81
     06/30/98          -0.79%           21,394.25             0.21%           21,051.25              -0.57%          22,955.22
     07/31/98          -3.63%           20,617.64            -8.10%           19,346.10              -7.83%          21,157.82
     08/31/98         -12.62%           18,015.70           -19.42%           15,589.08             -15.66%          17,844.51
     09/30/98           1.88%           18,354.39             7.83%           16,809.71               5.65%          18,852.72
     10/31/98           0.44%           18,435.15             4.08%           17,495.55               2.97%          19,412.65
     11/30/98           5.78%           19,500.70             5.24%           18,412.31               2.71%          19,938.73
     12/31/98           2.31%           19,951.17             6.19%           19,552.04               3.14%          20,564.81
     01/31/99          -2.07%           19,538.18             1.33%           19,812.08              -2.27%          20,097.99
     02/28/99          -4.67%           18,625.75            -8.10%           18,207.30              -6.83%          18,725.30
     03/31/99          -4.06%           17,869.54             1.56%           18,491.33              -0.83%          18,569.88
     04/30/99           8.85%           19,451.00             8.96%           20,148.16               9.13%          20,265.31
     05/31/99           2.21%           19,880.86             1.46%           20,442.32               3.07%          20,887.45
     06/30/99           7.31%           21,334.15             4.52%           21,366.31               3.62%          21,643.58
     07/31/99          -1.24%           21,069.61            -2.74%           20,780.88              -2.37%          21,130.62
     08/31/99          -2.35%           20,574.47            -3.70%           20,011.98              -3.66%          20,357.24
     09/30/99          -3.53%           19,848.20             0.02%           20,015.99              -2.00%          19,950.10
     10/31/99          -1.07%           19,635.82             0.40%           20,096.05              -2.00%          19,551.10
     11/30/99           4.68%           20,554.78             5.97%           21,295.78               0.52%          19,652.76
     12/31/99           1.79%           20,922.71            11.32%           23,706.47               3.07%          20,256.10
     01/31/00           0.61%           21,050.34            -1.61%           23,324.79              -2.62%          19,725.39
     02/29/00           8.15%           22,765.94            16.51%           27,175.71               6.11%          20,930.61
     03/31/00           0.32%           22,838.79            -6.59%           25,384.84               0.47%          21,028.99
     04/30/00          -2.16%           22,345.47            -6.02%           23,856.67               0.59%          21,153.06
     05/31/00          -1.55%           21,999.12            -5.83%           22,465.82              -1.53%          20,829.42
     06/30/00           6.58%           23,446.66             8.72%           24,424.84               2.92%          21,437.63
     07/31/00          -1.14%           23,179.37            -3.22%           23,638.36               3.33%          22,151.51
     08/31/00           4.70%           24,268.80             7.63%           25,441.97               4.47%          23,141.68
     09/30/00           0.55%           24,402.27            -2.94%           24,693.98              -0.57%          23,009.77
     10/31/00          -2.51%           23,789.78            -4.46%           23,592.63              -0.36%          22,926.94
     11/30/00          -4.50%           22,719.24           -10.26%           21,172.02              -2.04%          22,459.23
     12/31/00           2.50%           23,287.22             8.59%           22,990.70              10.74%          24,871.35
     01/31/01           7.25%           24,975.54             5.21%           24,188.51               2.76%          25,557.80
     02/28/01          -2.14%           24,441.06            -6.56%           22,601.75              -0.14%          25,522.02
     03/31/01          -1.10%           24,172.21            -4.89%           21,496.52              -1.60%          25,113.66
     04/30/01           3.24%           24,955.39             7.82%           23,177.55               4.63%          26,276.43
     05/31/01           8.17%           26,994.25             2.46%           23,747.72               2.57%          26,951.73
     06/30/01           1.47%           27,391.06             3.45%           24,567.01               4.02%          28,035.19
     07/31/01          -1.13%           27,081.54            -5.41%           23,237.94              -2.24%          27,407.20
     08/31/01           0.46%           27,206.12            -3.23%           22,487.35              -0.35%          27,311.28
     09/30/01          -8.45%           24,907.20           -13.46%           19,460.56             -11.04%          24,296.11
     10/31/01           2.41%           25,507.47             5.85%           20,599.00               2.61%          24,930.24
     11/30/01           5.19%           26,831.30             7.74%           22,193.36               7.19%          26,722.73
     12/31/01           6.44%           28,559.24             6.17%           23,562.69               6.12%          28,358.16
     01/31/02           1.99%           29,127.57            -1.04%           23,317.64               1.33%          28,735.32
     02/28/02          -1.23%           28,769.30            -2.74%           22,678.74               0.61%          28,910.61
     03/31/02           6.67%           30,688.21             8.04%           24,502.11               7.49%          31,076.01
     04/30/02           5.15%           32,268.65             0.91%           24,725.08               3.52%          32,169.89
     05/31/02          -2.61%           31,426.44            -4.44%           23,627.28              -3.31%          31,105.06
     06/30/02          -2.01%           30,794.77            -4.96%           22,455.37              -2.21%          30,417.64
     07/31/02         -14.32%           26,384.96           -15.10%           19,064.61             -14.86%          25,897.58
     08/31/02          -1.04%           26,110.56            -0.26%           19,015.04              -0.44%          25,783.63
     09/30/02          -6.95%           24,295.87            -7.18%           17,649.76              -7.14%          23,942.68
     10/31/02          -1.04%           24,043.20             3.21%           18,216.32               1.50%          24,301.82
     11/30/02           6.49%           25,603.60             8.92%           19,841.21               7.98%          26,241.10
     12/31/02          -2.11%           25,063.36            -5.57%           18,736.06              -4.27%          25,120.61
     01/31/03          -2.61%           24,409.21            -2.77%           18,217.07              -2.82%          24,412.21
     02/28/03          -4.68%           23,266.86            -3.02%           17,666.91              -3.36%          23,591.96
     03/31/03           0.64%           23,415.77             1.29%           17,894.82               1.07%          23,844.39
     04/30/03           7.94%           25,274.98             9.48%           19,591.25               9.50%          26,109.61
     05/31/03          10.45%           27,916.21            10.73%           21,693.39              10.21%          28,775.40
     06/30/03           5.28%           29,390.19             1.81%           22,086.04               1.69%          29,261.70


                      Six month           17.26%                               17.88%                                 16.48%
                      One Year            -4.56%                               -1.64%                                 -3.80%
                     Three Year            7.82%                               -3.30%                                 10.93%
                     Five Years            6.55%                                0.96%                                  4.97%
                      Ten Years           11.38%                                8.24%                                 11.33%


Shadow Stock Fund's average annual compounded total returns for one, five and ten year periods as of June 30, 2003 were -4.55%, 6.57% and 11.39%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE  OF  INVESTMENTS
--------------------------------------------------------------------------------
JUNE  30,  2003

SHADOW  STOCK  FUND

----------------------------------------------------------------------
SHARES      COMPANY                                      MARKET VALUE
----------------------------------------------------------------------
COMMON STOCKS - 98.98%
BASIC MATERIALS - 3.73%
    21,151    Aceto Corp.                                $     393,409
    40,000    AMCOL International Corp.                        320,000
    17,200    American Pacific Corp.*                          128,656
    10,999    American Vanguard Corp.                          202,382
    36,800    Encore Wire Corp.*                               349,600
    16,600    Fibermark, Inc.*                                  77,688
    34,000    Gibraltar Steel Corp.                            696,319
    15,800    Northwest Pipe Co.*                              224,202
    26,700    Roanoke Electric Steel Corp.                     199,983
    42,000    RTI International Metals, Inc.*                  454,860
    15,000    Universal Stainless &
                Alloy Products, Inc.*                           98,550
     2,200    Vulcan International Corp.                        78,650
    37,000    Wolverine Tube, Inc.*                            211,640
                                                         -------------
                                                             3,435,939
                                                         =============

CAPITAL GOODS - 14.76%
     7,300    American Biltrite, Inc.                           51,830
    50,000    Anaren, Inc.*                                    468,500
     7,500    Badger Meter, Inc.                               193,125
     4,480    Baltek Corp.*                                     67,648
    14,000    BTU International, Inc.*                          26,040
    50,000    Buckeye Technologies, Inc.*                      340,000
    39,000    Building Materials Holding Corp.                 577,590
    22,000    Candela Corp.*                                   253,440
    27,800    Cascade Corp.                                    483,720
     1,800    Chicago Rivet & Machine Co.                       47,268
    32,000    CIRCOR International, Inc.                       570,560
    30,000    CompX International, Inc.                        167,400
    12,700    CPAC, Inc.                                        74,092
    25,000    Ducommun, Inc.*                                  352,500
     7,800    Eastern (The) Co.                                113,880
     7,315    Ecology and Environment, Inc., Cl. A              63,641
        41    Eimo Corp. ADR*                                   35,670
    13,600    Gehl Co.*                                        138,720
     3,150    Graham Corp.                                      27,090
    26,000    Gundle/SLT Environmental, Inc.*                  354,120
    21,750    Hardinge, Inc.                                   176,175
    22,000    Keith (The) Cos., Inc.*                          219,780
     9,807    Knape & Vogt Manufacturing Co.                   101,502
    20,000    Ladish Co., Inc.*                                132,400
    30,000    LSI Industries, Inc.                             333,000
    30,800    M/I Schottenstein Homes, Inc.                  1,314,544
    26,000    Meritage Corp.*                                1,280,760
    21,300    Mestek, Inc.*                                    383,400
    14,112    Met-Pro Corp.                                    203,777
    32,000    Mobile Mini, Inc.*                               522,560
    10,562    Mod-Pac Corp.*                                    70,237
     9,300    Nobility Homes, Inc.*                             91,419
     9,000    Noland Co.                                       320,490
    26,000    Octel Corp.                                      361,400
     5,000    P & F Industries, Inc., Cl. A*                    33,500
     4,600    Quipp, Inc.*                                      50,140
    29,000    Robbins & Myers, Inc.                            536,500
    70,000    Semitool, Inc.*                                  345,100
    10,300    Summa Industries, Inc.*                           74,057
    29,000    Technical Olympic USA, Inc.*                     685,270
    57,000    URS Corp.*                                     1,109,220
    27,000    William Lyon Homes, Inc.*                        859,950
                                                         -------------
                                                            13,612,015
                                                         =============

CONSUMER CYCLICAL - 24.37%
    12,800    Ag Services of America, Inc.*                     76,032
     2,800    Allen Organ Co., Cl. B                           113,680
    21,800    Ambassadors International, Inc.*                 261,818
    25,000    AMERCO*                                          178,000
    60,000    Applica, Inc.*                                   510,000
    40,000    Ashworth, Inc.*                                  283,600
    12,127    Bowl America, Inc., Cl. A                        142,492
    25,000    Brookstone, Inc.*                                506,250
    37,000    Buca, Inc.*                                      208,680
    40,000    Charlotte Russe Holding, Inc.*                   412,800
    41,000    Cole National Corp., Cl. A*                      513,320
    34,000    Consolidated Graphics, Inc.*                     777,920
    85,000    CSK Auto Corp.*                                1,228,249
    32,000    Cutter & Buck, Inc.*                             162,880
    39,000    Department 56, Inc.*                             597,870
     9,500    Duckwall-ALCO Stores, Inc.*                      103,085
    13,860    Edelbrock Corp.                                  143,451
    25,000    Electro Rent Corp.*                              269,500
    53,000    Elizabeth Arden, Inc.*                           698,010
     2,656    Federal Screw Works                               96,413
    50,000    Finish (The) Line, Inc.,  Cl. A*               1,110,500
    20,000    Finlay Enterprises, Inc.*                        331,000
    43,000    Friedman's, Inc., Cl. A                          488,910
     2,250    FRMO Corp.*                                          788
    13,000    Garden Fresh Restaurant Corp.*                   117,000
    24,000    Gart Sports Co.*                                 680,640
    90,000    Goody's Family Clothing, Inc.                    778,500
    34,000    II-VI, Inc.*                                     784,720
    45,000    Imagistics International, Inc.*                1,160,999
    65,000    Isle of Capri Casinos, Inc.*                   1,074,450


                                                         Continued on next page.
--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE  OF  INVESTMENTS
--------------------------------------------------------------------------------
JUNE  30,  2003

SHADOW  STOCK  FUND (Continued)
----------------------------------------------------------------------
SHARES      COMPANY                                      MARKET VALUE
----------------------------------------------------------------------

CONSUMER CYCLICAL (Continued)

    58,000    JAKKS Pacific, Inc.*                       $     770,820
     7,600    Liberty Homes, Inc., Cl. A                        36,556
    38,000    Marinemax, Inc.*                                 532,000
    36,750    Maxwell Shoe Co., Inc., Cl. A*                   529,200
    19,800    Michael Baker Corp.*                             211,860
    20,000    Midas, Inc.*                                     242,400
    15,000    Monro Muffler Brake, Inc.*                       423,900
    19,400    Movado Group, Inc.                               421,950
    22,000    National R.V. Holdings, Inc.*                    113,960
    16,500    Perry Ellis International, Inc.*                 322,080
    69,000    Pinnacle Entertainment, Inc.*                    469,200
    43,400    Quaker Fabric Corp.                              286,440
    35,550    Rex Stores Corp.*                                430,511
    11,300    S & K Famous Brands, Inc.*                       169,500
    55,000    Source Interlink Co., Inc.*                      417,450
    12,000    Sport Chalet, Inc.*                               88,200
    95,000    Stein Mart, Inc.*                                569,050
    22,000    Steinway Musical Instruments, Inc.*              338,800
    40,000    Syms Corp.*                                      257,200
    38,600    Tarrant Apparel Group*                           112,712
    15,000    Tropical Sportswear International Corp.*         108,750
    30,000    Ultimate Electronics, Inc.*                      384,600
    39,000    Vans, Inc.*                                      350,220
     7,800    Weyco Group, Inc.                                358,878
    33,000    Whitehall Jewellers, Inc.*                       299,310
     9,000    Williams Industries, Inc.*                        33,030
    52,000    Wilsons, The Leather Experts, Inc.*              374,920
                                                         -------------
                                                            22,465,054
                                                         =============

CONSUMER STAPLES - 5.46%
    65,000    Audiovox Corp*                                   727,350
    18,000    Benihana, Inc., Cl. A*                           237,600
     9,300    Cagle's, Inc., Cl. A*                             44,175
    26,000    Chalone (The) Wine Group Ltd.*                   202,020
    39,400    Dave & Buster's, Inc.*                           429,460
     1,700    Foodarama Supermarkets, Inc.*                     42,500
     3,200    Genesee Corp., Cl. B                              15,792
    52,000    Ingles Markets, Inc., Cl. A                      525,200
    17,425    Marsh Supermarkets, Inc., Cl. A                  216,419
    28,125    Marsh Supermarkets, Inc., Cl. B                  340,313
    50,000    Prime Hospitality Corp.*                         335,500
    35,050    Sanderson Farms, Inc.                            984,904
    52,000    Spartan Stores, Inc.*                            139,880
    36,000    Standard Commercial Corp.                        612,000
    23,000    Water Pik Technologies, Inc.*                    178,710
                                                         -------------
                                                             5,031,823
                                                         =============

DIVERSIFIED - 2.45%
    18,400    Andersons (The), Inc.                            225,400
    21,125    Astronics Corp.*                                  68,551
     9,000    Childtime Learning Centers, Inc.*                 22,590
    32,000    Cornell Corrections, Inc.*                       484,480
    14,800    Exponet, Inc.*                                   229,400
     1,900    IShares Russell 2000 Value Index Fund            245,100
     4,500    McRae Industries, Inc., Cl. A                     27,810
    35,000    NCE Petrofund                                    342,300
    24,000    New Horizons Worldwide, Inc.*                    102,720
    14,300    Nobel Learning Communities, Inc.*                 52,481
     2,700    Scope Industries                                 210,600
    13,800    SL Industries, Inc.*                              92,115
    12,000    Sun Hydraulics Corp.                              86,400
     7,700    United States Lime & Minerals, Inc.               26,180
     3,350    VSE Corp.                                         40,200
                                                         -------------
                                                             2,256,327
                                                         =============

ENERGY - 1.87%
    29,000    Callon Petroleum Corp.*                          206,480
    21,000    Giant Industries, Inc.*                          125,160
    30,000    Petroleum Development Corp.*                     275,700
    32,000    Resource America, Inc., Cl. A                    331,200
    35,200    RPC, Inc.                                        387,200
    40,000    Semco Energy, Inc.                               232,800
    22,000    Torch Energy Royalty Trust                       168,960
                                                         -------------
                                                             1,727,500
                                                         =============

FINANCIAL - 14.02%
    23,000    America's Car-Mart, Inc.*                        420,440
     8,349    American Business Financial
                Services, Inc.                                  53,609
    31,000    American Home Mortgage
                Holdings, Inc.                                 606,980
    10,500    Bancinsurance Corp.*                              62,055
     7,300    Brantley Capital Corp.*                           61,612
    29,000    California First National Bancorp                275,210
   110,000    CompuCredit Corp.*                             1,336,500
    15,452    Cotton States Life Insurance Co.                 155,756
    28,000    Danielson Holding Corp.*                          44,800
     7,000    Donegal Group, Inc. , Cl. B                       87,780
    14,000    Donegal Group, Inc., Cl. A                       189,280
    33,000    DVI, Inc.*                                       154,110
    20,000    EMC Insurance Group, Inc.                        371,000
    23,725    First Albany Cos., Inc.                          294,902
    22,000    First Cash Financial Services, Inc.*             312,620


                                                         Continued on next page.
--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE  OF  INVESTMENTS
--------------------------------------------------------------------------------
JUNE  30,  2003

SHADOW  STOCK  FUND (Continued)
----------------------------------------------------------------------
SHARES        COMPANY                                    MARKET VALUE
----------------------------------------------------------------------

    30,000    Insignia Financial Group, Inc.*            $     333,300
     5,300    Investors Title Co.                              151,262
    13,000    Matrix Bankcorp, Inc.*                           133,120
    18,000    Maxcor Financial Group, Inc.*                    181,800
     9,000    Mego Financial Corp.*                              2,160
     5,000    Merchants Group, Inc.                            102,250
    86,000    MFA Mortgage Investments, Inc.                   863,440
     2,250    MFC Development Corp.*                             3,161
    34,800    Midland (The) Co.                                772,908
     3,900    National Security Group, Inc.                     54,600
     6,000    National Western Life
                Insurance Co., Cl. A*                          662,580
    15,400    Navigators (The) Group, Inc.*                    459,228
    55,000    Penn Treaty American Corp.*                       96,250
    24,750    Penn-America Group, Inc.                         278,438
    50,000    PMA Capital Corp. Cl. A                          628,500
    28,500    PXRE Group Ltd.                                  564,300
    33,100    Sizeler Property Investors, Inc.                 339,275
    45,000    Stewart Information Services Corp.*            1,253,250
    38,000    SWS Group, Inc.                                  765,700
    32,000    TALX Corp.                                       722,880
    10,000    Trover Solutions, Inc.*                           57,900
     4,600    Ziegler (The) Cos., Inc.                          70,150
                                                         -------------
                                                            12,923,106
                                                         =============

HEALTHCARE - 3.04%
    17,000    Allou Health Care, Inc. Cl. A*                        17
    31,000    D & K Healthcare Resources, Inc.                 500,340
    40,000    DJ Orthopedics, Inc.*                            438,400
    25,000    Healthcare Services Group, Inc.*                 353,250
     6,100    Kewaunee Scientific Corp.                         57,889
    20,000    Matria Healthcare, Inc.*                         353,000
    95,000    Nabi Biopharmaceuticals*                         651,700
    46,000    Prime Medical Services, Inc.*                    216,200
    50,000    Res-Care, Inc.*                                  228,500
                                                         -------------
                                                             2,799,296
                                                         =============

TECHNOLOGY - 15.60%
     8,600    Ault, Inc.*                                       18,318
    42,300    Bell Microproducts, Inc.*                        180,621
    19,900    Ceradyne, Inc.*                                  372,727
    68,000    Computer Network Technologies Corp.*             550,800
     2,967    Del Global Technologies Corp. Warrants             2,448
    26,617    Del Global Technologies Corp.*                    73,197
    18,300    Diodes, Inc.*                                    350,628
    43,400    EDO Corp.                                        768,180
    42,000    Ennis Business Forms, Inc.                       611,100
    17,000    ePlus, Inc.*                                     181,050
    50,000    ESS Technology, Inc.*                            487,500
    20,000    GTSI Corp.*                                      174,000
    22,000    Inforte Corp.*                                   173,360
    30,000    Integrated Electrical Services, Inc.*            217,500
    65,000    MCSI, Inc.*                                        2,275
    40,000    Methode Electronics, Inc.                        430,000
    60,000    Microsemi Corp.*                                 960,000
    41,000    Modtech Holdings, Inc.*                          376,790
    31,000    Nam Tai Electronics, Inc.                      1,314,399
    42,000    Nu Horizons Electronics Corp.*                   252,000
    67,000    NYFIX, Inc.*                                     425,450
     8,000    Opticnet, Inc.*                                       80
    61,000    PC Connection, Inc.*                             414,800
    20,000    PDI, Inc.*                                       203,200
    32,000    Peak International Ltd.*                         142,368
    23,800    Penn Engineering & Manufacturing
                Corp. (Non-Voting)                             324,870
     6,400    Penn Engineering & Manufacturing
                Corp. Cl. A (Voting)                            77,696
    56,000    Pericom Semiconductor Corp.*                     520,800
    37,000    Plato Learning, Inc.*                            212,750
    25,000    Pomeroy Computer Resources, Inc.*                276,500
    27,000    Powell Industries, Inc.*                         395,280
    17,000    Richardson Electronics Ltd.                      137,700
    22,000    Rofin -Sinar Technologies, Inc.*                 309,320
    43,000    Roxio, Inc.*                                     287,670
    32,000    SBS Technologies, Inc.*                          314,592
    59,000    Stoneridge, Inc.*                                805,350
    30,000    Sypris Solutions, Inc.                           309,900
    40,000    Tier Technologies, Inc.*                         310,000
    30,000    Trikon Technologies, Inc.*                       108,600
   104,000    Ulticom, Inc.*                                   988,000
     8,760    Video Display Corp.*                              57,720
    82,000    Zomax, Inc.*                                     268,140
                                                         -------------
                                                            14,387,679
                                                         =============

TELECOMMUNICATION SERVICES - 0.81%
    10,000    Communication Systems, Inc.                       78,700
    64,000    Lightbridge, Inc.*                               560,640
    25,000    TTI Team Telecom International Ltd.*             110,000
                                                         -------------
                                                               749,340
                                                         =============


                                                         Continued on next page.

--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 13
--------------------------------------------------------------------------------

TRANSPORTATION & SERVICES - 6.49%
    34,000    Covenant Transport, Inc. Cl. A*            $     578,000
    12,000    International Shipholding Corp.*                 129,600
    38,000    Knightsbridge Tankers Ltd.                       359,518
    20,000    Maritrans, Inc.                                  293,000
     9,000    Marten Transport Ltd.*                           242,100
    50,000    Mesaba Holdings, Inc.*                           308,500
    36,900    Navigant International, Inc.*                    476,010
    23,000    Nordic American Tanker Shipping Ltd.             326,600
    23,250    Old Dominion Freight Line*                       502,665
    26,100    P.A.M. Transportation Services, Inc.*            655,632
    10,600    Petroleum Helicopters, Inc.*                     334,430
    78,000    RailAmerica, Inc.*                               659,100
    35,000    Stelmar Shipping Ltd.*                           586,600
    20,200    Transport Corp. of America, Inc.*                112,110
    25,000    U.S. Xpress Enterprises, Inc. Cl. A*             266,500
    17,000    USA Truck, Inc.*                                 153,000
                                                         -------------
                                                             5,983,365
                                                         =============

UTILITIES - 6.38%
    30,000    American States Water Co.                        819,001
     4,554    California Water Service Group                   128,058
    26,900    Cascade Natural Gas Corp.                        513,790
    12,700    Chesapeake Utilities Corp.                       287,020
    19,500    Connecticut Water Service, Inc.                  498,225
     4,000    Delta Natural Gas Co., Inc.                       93,960
     9,000    EnergySouth, Inc.                                295,200
     8,000    Florida Public Utilities Co.                     130,800
    13,500    Green Mountain Power Corp.                       270,000
     3,900    Maine Public Service Co.                         126,789
    18,300    Middlesex Water Co.                              450,912
    35,000    NUI Corp.                                        543,200
     4,500    RGC Resources, Inc.                              105,030
     4,800    SJW Corp.                                        409,200
    17,200    South Jersey Industries, Inc.                    633,820
    21,551    Southwest Water Co.                              301,067
    11,476    Unitil Corp.                                     276,572
                                                         -------------
                                                             5,882,644
                                                         =============

TOTAL COMMON STOCKS                                         91,254,088
                                                         =============
(Cost $77,310,655)

----------------------------------------------------------------------
SHARES       DESCRIPTION                                  MARKET VALUE
----------------------------------------------------------------------
INVESTMENT COMPANIES - 0.94%
   870,533   Wells Fargo Prime Investment
              Money Market                               $     870,533
                                                         =============
(Cost $870,533)

TOTAL INVESTMENTS - 99.92%                                  92,124,621
                                                         =============
(Cost $78,181,188)

Other assets less liabilities - 0.08%                           77,714
                                                         -------------

TOTAL NET ASSETS - 100.00%                               $  92,202,335
                                                         =============

For federal income tax purposes, the identified cost of investments owned at June 30, 2003 was $78,323,180.

Net unrealized appreciation for federal income tax purposes was $13,801,441, which is comprised of unrealized appreciation of $25,139,608 and unrealized depreciation of ($11,338,167).

*Non-income producing security

ADR American Depositary Receipt


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BABSON VALUE FUND
--------------------------------------------------------------------------------

The semi-annual period was really a tale of two markets. During the beginning of the period, equity performance rotated around war with Iraq and featured an atmosphere of uncertainty that affected all market components. With the war in Iraq over, however, the second quarter of 2003 saw equity markets surge. Performance for small companies led the way during this period as evidenced by the Russell 2000 Index's return of 23.40% for the quarter. This represented the largest quarterly gain for the Russell 2000 Index since the first quarter of 1991.

For the semi-annual period ended June 30, 2003, the Babson Value Fund returned 8.54% versus a return of 11.57% for the Fund's benchmark, the Russell 1000 Value Index. While equity market performance was strong during the period, it was led by the areas of the market that to date have exhibited the weakest fundamentals and highest risk profiles. This worked against the Fund's strategy and resulted in relative underperformance. On a stock selection basis, the Fund was hurt by results in the financial services and producer durables sectors, where a couple of the Fund's larger holdings had disappointing results. Areas of relative strength for the Fund were the health care and utilities sectors.

FUND COMPOSITION
===============================================
Top Ten equity Holdings:            % of Total
-----------------------------------------------
Citigroup, Inc.                           3.88%
McDonald's Corp.                          3.62
Rockwell Collins, Inc.                    3.30
Exxon Mobil Corp.                         3.24
Weyerhaeuser Co.                          3.18
American International Group, Inc.        3.05
Pfizer, Inc.                              3.02
Verizon Communications, Inc.              3.02
Wells Fargo & Co.                         2.84
Bank of America Corp.                     2.81
                                    -----------
Total                                    31.96%
-----------------------------------------------
Total Securities in Portfolio               48

----------------------------------------------------------------
As of June 30, 2003, schedule of investments. Subject to change.

--------------------------------------------------------------------------------
BABSON VALUE FUND VERSUS S&P 500, S&P BARRA LARGE CAP VALUE AND RUSSELL 1000
VALUE

                             Babson
                           Value Fund                           S&P 500 Index
Time Period     Monthly Returns    Plot Points        Monthly Returns     Plot Points
  06/30/93                          10,000.00                              10,000.00
  07/31/93           2.01%          10,201.00             -0.40%            9,960.00
  08/31/93           3.60%          10,568.24              3.79%           10,337.48
  09/30/93           2.25%          10,806.02             -0.77%           10,257.89
  10/31/93           2.61%          11,088.06              2.07%           10,470.22
  11/30/93           0.63%          11,157.91             -0.95%           10,370.76
  12/31/93           3.55%          11,554.02              1.21%           10,496.24
  01/31/94           4.68%          12,094.75              3.40%           10,853.11
  02/28/94          -1.86%          11,869.78             -2.71%           10,559.00
  03/31/94          -3.03%          11,510.13             -4.36%           10,098.62
  04/30/94           1.44%          11,675.88              1.28%           10,227.89
  05/31/94           2.40%          11,956.10              1.64%           10,395.62
  06/30/94          -2.54%          11,652.41             -2.45%           10,140.93
  07/31/94           2.34%          11,925.08              3.28%           10,473.55
  08/31/94           3.48%          12,340.07              4.10%           10,902.97
  09/30/94          -2.39%          12,045.14             -2.45%           10,635.85
  10/31/94           0.31%          12,082.48              2.25%           10,875.15
  11/30/94          -3.49%          11,660.81             -3.64%           10,479.30
  12/31/94           1.56%          11,842.71              1.48%           10,634.39
  01/31/95           2.62%          12,152.99              2.59%           10,909.82
  02/28/95           4.17%          12,659.77              3.90%           11,335.30
  03/31/95           2.58%          12,986.39              2.95%           11,669.70
  04/30/95           2.63%          13,327.94              2.95%           12,013.95
  05/31/95           2.99%          13,726.44              4.00%           12,494.51
  06/30/95           1.89%          13,985.87              2.32%           12,784.38
  07/31/95           4.86%          14,665.59              3.32%           13,208.82
  08/31/95          -0.16%          14,642.12              0.25%           13,241.85
  09/30/95           3.33%          15,129.70              4.22%           13,800.65
  10/31/95          -2.34%          14,775.67             -0.36%           13,750.97
  11/30/95           4.23%          15,400.68              4.39%           14,354.64
  12/31/95           1.29%          15,599.35              1.93%           14,631.68
  01/31/96           1.99%          15,909.77              3.40%           15,129.16
  02/29/96           2.41%          16,293.20              0.93%           15,269.86
  03/31/96           2.82%          16,752.67              0.96%           15,416.45
  04/30/96           1.30%          16,970.45              1.47%           15,643.07
  05/31/96           2.48%          17,391.32              2.58%           16,046.66
  06/30/96          -0.65%          17,278.28              0.38%           16,107.64
  07/31/96          -3.39%          16,692.54             -4.42%           15,395.68
  08/31/96           3.24%          17,233.38              2.11%           15,720.53
  09/30/96           2.88%          17,729.70              5.63%           16,605.60
  10/31/96           0.95%          17,898.14              2.76%           17,063.91
  11/30/96           7.48%          19,236.92              7.56%           18,353.94
  12/31/96          -0.47%          19,146.50             -1.98%           17,990.54
  01/31/97           4.27%          19,964.06              6.25%           19,114.94
  02/28/97           1.42%          20,247.55              0.78%           19,264.04
  03/31/97          -3.62%          19,514.59             -4.11%           18,472.29
  04/30/97           1.96%          19,897.07              5.97%           19,575.08
  05/31/97           6.14%          21,118.75              6.09%           20,767.21
  06/30/97           3.71%          21,902.26              4.48%           21,697.58
  07/31/97           8.87%          23,844.99              7.96%           23,424.71
  08/31/97          -2.78%          23,182.10             -5.60%           22,112.92
  09/30/97           5.57%          24,473.34              5.48%           23,324.71
  10/31/97          -4.41%          23,394.07             -3.34%           22,545.66
  11/30/97           4.35%          24,411.71              4.63%           23,589.53
  12/31/97          -0.77%          24,223.74              1.72%           23,995.27
  01/31/98           0.26%          24,286.72              1.11%           24,261.62
  02/28/98           7.68%          26,151.94              7.21%           26,010.88
  03/31/98           5.19%          27,509.23              5.12%           27,342.64
  04/30/98           2.10%          28,086.92              1.01%           27,618.80
  05/31/98          -3.42%          27,126.35             -1.72%           27,143.75
  06/30/98           0.99%          27,394.90              4.06%           28,245.79
  07/31/98          -6.42%          25,636.14             -1.06%           27,946.38
  08/31/98         -16.02%          21,529.23            -14.46%           23,905.34
  09/30/98           4.62%          22,523.89              6.41%           25,437.67
  10/31/98           8.81%          24,508.24              8.13%           27,505.75
  11/30/98           3.45%          25,353.77              6.06%           29,172.60
  12/31/98           1.34%          25,693.51              5.76%           30,852.94
  01/31/99          -2.11%          25,151.38              4.18%           32,142.59
  02/28/99           0.04%          25,161.44             -3.11%           31,142.96
  03/31/99           1.85%          25,626.93              4.00%           32,388.68
  04/30/99          12.56%          28,845.67              3.87%           33,642.12
  05/31/99          -1.23%          28,490.87             -2.36%           32,848.17
  06/30/99           1.56%          28,935.33              5.55%           34,671.24
  07/31/99          -3.17%          28,018.08             -3.12%           33,589.50
  08/31/99          -2.98%          27,183.14             -0.50%           33,421.55
  09/30/99          -5.96%          25,563.02             -2.74%           32,505.80
  10/31/99           4.03%          26,593.21              6.33%           34,563.42
  11/30/99          -2.21%          26,005.50              2.03%           35,265.05
  12/31/99          -0.13%          25,971.70              5.89%           37,342.17
  01/31/00          -6.87%          24,187.44             -5.02%           35,467.59
  02/29/00         -11.31%          21,451.84             -1.89%           34,797.25
  03/31/00          14.15%          24,487.28              9.78%           38,200.42
  04/30/00          -0.05%          24,475.03             -3.01%           37,050.59
  05/31/00           3.21%          25,260.68             -2.05%           36,291.05
  06/30/00          -3.71%          24,323.51              2.46%           37,183.81
  07/31/00           2.89%          25,026.46             -1.56%           36,603.74
  08/31/00           5.14%          26,312.82              6.21%           38,876.84
  09/30/00          -0.92%          26,070.74             -5.28%           36,824.14
  10/31/00           3.52%          26,988.43             -0.42%           36,669.48
  11/30/00           0.12%          27,020.82             -7.88%           33,779.92
  12/31/00           4.82%          28,323.22              0.49%           33,945.45
  01/31/01          -0.63%          28,144.78              3.55%           35,150.51
  02/28/01           0.47%          28,277.06             -9.12%           31,944.78
  03/31/01          -2.65%          27,527.72             -6.34%           29,919.48
  04/30/01           5.73%          29,105.06              7.77%           32,244.23
  05/31/01           1.26%          29,471.78              0.67%           32,460.26
  06/30/01          -0.72%          29,259.59             -2.43%           31,671.48
  07/31/01          -0.46%          29,124.99             -0.98%           31,361.10
  08/31/01          -1.88%          28,577.44             -6.26%           29,397.89
  09/30/01          -9.49%          25,865.44             -8.07%           27,025.48
  10/31/01          -0.30%          25,787.85              1.91%           27,541.67
  11/30/01           3.66%          26,731.68              7.67%           29,654.12
  12/31/01           2.60%          27,426.71              0.88%           29,915.07
  01/31/02           1.77%          27,912.16             -1.46%           29,478.31
  02/28/02           1.86%          28,431.33             -1.93%           28,909.38
  03/31/02           5.44%          29,977.99              3.76%           29,996.37
  04/30/02          -0.95%          29,693.20             -6.06%           28,178.59
  05/31/02           0.82%          29,936.68             -0.74%           27,970.07
  06/30/02          -5.23%          28,371.00             -7.12%           25,978.60
  07/31/02          -7.40%          26,271.54             -7.80%           23,952.27
  08/31/02          -0.71%          26,085.01              0.66%           24,110.36
  09/30/02          -9.91%          23,499.99            -10.87%           21,489.56
  10/31/02           0.54%          23,626.89              8.80%           23,380.64
  11/30/02           2.02%          24,104.15              5.89%           24,757.76
  12/31/02          -2.70%          23,453.34             -5.87%           23,304.48
  01/31/03          -3.18%          22,707.52             -2.62%           22,693.90
  02/28/03          -3.60%          21,890.05             -1.50%           22,353.50
  03/31/03           0.41%          21,979.80              0.97%           22,570.32
  04/30/03           8.45%          23,837.10              8.24%           24,430.12
  05/31/03           5.10%          25,052.79              5.27%           25,717.59
  06/30/03           1.60%          25,453.63              1.28%           26,046.77


                   Six month           8.53%                                11.77%
                   One Year          -10.28%                                 0.26%
                  Three Year           1.53%                               -11.19%
                  Five Years          -1.46%                                -1.61%
                   Ten Years           9.79%                                10.04%


[TABLE CONTINUES BELOW]


                                  S&P Barra
                             Large Cap Value Index                   Russell 1000 Value Index
Time Period           Monthly Returns        Plot Points       Monthly Returns        Plot Points
  06/30/93                                    10,000.00                                10,000.00
  07/31/93                 1.24%              10,124.00             1.12%              10,112.00
  08/31/93                 3.92%              10,520.86             3.61%              10,477.04
  09/30/93                -0.04%              10,516.65             0.16%              10,493.81
  10/31/93                 0.54%              10,573.44            -0.07%              10,486.46
  11/30/93                -1.79%              10,384.18            -2.06%              10,270.44
  12/31/93                 1.70%              10,560.71             1.90%              10,465.58
  01/31/94                 4.66%              11,052.84             3.78%              10,861.18
  02/28/94                -3.62%              10,652.73            -3.42%              10,489.72
  03/31/94                -4.11%              10,214.90            -3.72%              10,099.51
  04/30/94                 2.11%              10,430.43             1.92%              10,293.42
  05/31/94                 1.65%              10,602.53             1.15%              10,411.79
  06/30/94                -2.77%              10,308.84            -2.40%              10,161.91
  07/31/94                 3.38%              10,657.28             3.11%              10,477.94
  08/31/94                 2.83%              10,958.88             2.87%              10,778.66
  09/30/94                -3.52%              10,573.13            -3.32%              10,420.81
  10/31/94                 2.18%              10,803.63             1.39%              10,565.66
  11/30/94                -4.05%              10,366.08            -4.04%              10,138.81
  12/31/94                 1.23%              10,493.58             1.15%              10,255.40
  01/31/95                 2.71%              10,777.96             3.08%              10,571.27
  02/28/95                 3.88%              11,196.14             3.95%              10,988.83
  03/31/95                 2.76%              11,505.16             2.19%              11,229.49
  04/30/95                 3.29%              11,883.68             3.16%              11,584.34
  05/31/95                 4.45%              12,412.50             4.21%              12,072.04
  06/30/95                 0.76%              12,506.83             1.35%              12,235.01
  07/31/95                 3.45%              12,938.32             3.48%              12,660.79
  08/31/95                 0.85%              13,048.30             1.41%              12,839.31
  09/30/95                 3.48%              13,502.38             3.62%              13,304.09
  10/31/95                -1.56%              13,291.74            -0.99%              13,172.38
  11/30/95                 5.24%              13,988.23             5.07%              13,840.22
  12/31/95                 2.77%              14,375.70             2.51%              14,187.61
  01/31/96                 2.99%              14,805.53             3.12%              14,630.27
  02/29/96                 0.94%              14,944.71             0.76%              14,741.46
  03/31/96                 2.34%              15,294.41             1.70%              14,992.06
  04/30/96                 1.02%              15,450.42             0.38%              15,049.03
  05/31/96                 1.51%              15,683.72             1.25%              15,237.14
  06/30/96                -0.48%              15,608.43             0.08%              15,249.33
  07/31/96                -4.22%              14,949.76            -3.78%              14,672.91
  08/31/96                 2.76%              15,362.37             2.86%              15,092.55
  09/30/96                 4.28%              16,019.88             3.98%              15,693.24
  10/31/96                 3.39%              16,562.96             3.87%              16,300.57
  11/30/96                 7.65%              17,830.02             7.25%              17,482.36
  12/31/96                -1.64%              17,537.61            -1.28%              17,258.58
  01/31/97                 4.61%              18,346.09             4.85%              18,095.62
  02/28/97                 0.73%              18,480.02             1.47%              18,361.63
  03/31/97                -3.42%              17,848.00            -3.60%              17,700.61
  04/30/97                 3.75%              18,517.30             4.20%              18,444.04
  05/31/97                 6.27%              19,678.34             5.59%              19,475.06
  06/30/97                 3.82%              20,430.05             4.29%              20,310.54
  07/31/97                 8.00%              22,064.45             7.52%              21,837.89
  08/31/97                -4.52%              21,067.14            -3.56%              21,060.46
  09/30/97                 5.86%              22,301.68             6.04%              22,332.51
  10/31/97                -3.67%              21,483.20            -2.79%              21,709.44
  11/30/97                 3.81%              22,301.71             4.42%              22,668.99
  12/31/97                 2.22%              22,796.81             2.92%              23,330.93
  01/31/98                -1.23%              22,516.41            -1.42%              22,999.63
  02/28/98                 7.50%              24,205.14             6.73%              24,547.50
  03/31/98                 5.07%              25,432.34             6.12%              26,049.81
  04/30/98                 1.18%              25,732.44             0.67%              26,224.34
  05/31/98                -1.41%              25,369.62            -1.48%              25,836.22
  06/30/98                 0.76%              25,562.43             1.28%              26,166.93
  07/31/98                -2.17%              25,007.72            -1.76%              25,706.39
  08/31/98               -16.08%              20,986.48           -14.88%              21,881.28
  09/30/98                 6.08%              22,262.46             5.74%              23,137.26
  10/31/98                 7.83%              24,005.61             7.75%              24,930.40
  11/30/98                 5.21%              25,256.30             4.66%              26,092.16
  12/31/98                 3.51%              26,142.80             3.40%              26,979.29
  01/31/99                 2.02%              26,670.88             0.80%              27,195.13
  02/28/99                -2.15%              26,097.46            -1.41%              26,811.68
  03/31/99                 3.03%              26,888.21             2.07%              27,366.68
  04/30/99                 8.62%              29,205.97             9.34%              29,922.72
  05/31/99                -1.77%              28,689.03            -1.10%              29,593.57
  06/30/99                 3.84%              29,790.69             2.90%              30,451.79
  07/31/99                -3.08%              28,873.13            -2.93%              29,559.55
  08/31/99                -2.53%              28,142.64            -3.71%              28,462.89
  09/30/99                -3.91%              27,042.27            -3.50%              27,466.69
  10/31/99                 5.64%              28,567.45             5.76%              29,048.77
  11/30/99                -0.59%              28,398.90            -0.78%              28,822.19
  12/31/99                 3.76%              29,466.70             0.48%              28,960.54
  01/31/00                -3.18%              28,529.66            -3.26%              28,016.42
  02/29/00                -6.25%              26,746.56            -7.43%              25,934.80
  03/31/00                10.43%              29,536.22            12.20%              29,098.85
  04/30/00                -0.67%              29,338.33            -1.16%              28,761.30
  05/31/00                 0.31%              29,429.28             1.05%              29,063.30
  06/30/00                -3.95%              28,266.82            -4.57%              27,735.10
  07/31/00                 2.00%              28,832.16             1.25%              28,081.79
  08/31/00                 6.71%              30,766.80             5.56%              29,643.14
  09/30/00                -0.02%              30,760.64             0.92%              29,915.86
  10/31/00                 1.87%              31,335.87             2.46%              30,651.79
  11/30/00                -5.12%              29,731.47            -3.71%              29,514.61
  12/31/00                 5.15%              31,262.64             5.01%              30,993.29
  01/31/01                 4.22%              32,581.92             0.39%              31,114.16
  02/28/01                -6.63%              30,421.74            -2.78%              30,249.19
  03/31/01                -3.95%              29,220.08            -3.53%              29,181.39
  04/30/01                 6.78%              31,201.21             4.90%              30,611.28
  05/31/01                 1.05%              31,528.82             2.25%              31,300.03
  06/30/01                -3.24%              30,507.28            -2.22%              30,605.17
  07/31/01                -1.73%              29,979.51            -0.21%              30,540.90
  08/31/01                -5.78%              28,246.69            -4.01%              29,316.21
  09/30/01                -9.50%              25,563.26            -7.04%              27,252.35
  10/31/01                 0.00%              25,563.26            -0.86%              27,017.98
  11/30/01                 6.35%              27,186.52             5.81%              28,587.73
  12/31/01                 1.52%              27,599.76             2.36%              29,262.40
  01/31/02                -2.74%              26,843.53            -0.77%              29,037.08
  02/28/02                -0.90%              26,601.93             0.16%              29,083.53
  03/31/02                 5.12%              27,963.95             4.73%              30,459.19
  04/30/02                -5.01%              26,562.96            -3.43%              29,414.44
  05/31/02                 0.40%              26,669.21             0.50%              29,561.51
  06/30/02                -6.31%              24,986.38            -5.74%              27,864.68
  07/31/02               -10.81%              22,285.36            -9.30%              25,273.26
  08/31/02                 0.69%              22,439.12             0.76%              25,465.34
  09/30/02               -11.43%              19,874.33           -11.12%              22,633.59
  10/31/02                 8.31%              21,525.89             7.41%              24,310.74
  11/30/02                 7.03%              23,039.16             6.30%              25,842.32
  12/31/02                -5.20%              21,841.12            -4.34%              24,720.76
  01/31/03                -2.74%              21,242.68            -2.42%              24,122.52
  02/28/03                -2.72%              20,664.88            -2.67%              23,478.45
  03/31/03                -0.13%              20,638.01             0.17%              23,518.36
  04/30/03                 9.89%              22,679.11             8.80%              25,587.98
  05/31/03                 7.36%              24,348.29             6.46%              27,240.96
  06/30/03                 0.73%              24,526.04             1.25%              27,581.47


                                               12.29%                                    11.57%
                                               -1.84%                                    -1.02%
                                               -4.62%                                    -0.18%
                                               -0.82%                                    1.06%
                                                9.38%                                    10.67%

Babson Value Fund's average annual compounded total returns for one, five and ten year periods as of June 30, 2003 were -10.26%, -1.45% and 9.80%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
June 30, 2003

BABSON VALUE FUND
---------------------------------------------------------------------
SHARES       COMPANY                                    MARKET VALUE
---------------------------------------------------------------------
COMMON STOCKS - 98.70%
BASIC MATERIALS - 8.94%
    224,700    Dow Chemical Co.                        $   6,956,712
    145,200    du Pont (E.I.) de Nemours & Co.             6,046,128
    167,100    PPG Industries, Inc.                        8,478,654
    221,100    Weyerhaeuser Co.                           11,939,400
                                                       --------------
                                                          33,420,894
                                                       ==============

CAPITAL GOODS - 6.36%
    162,172    Lockheed Martin Corp.                       7,714,522
     87,600    Parker-Hannifin Corp.                       3,678,324
    502,200    Rockwell Collins, Inc.                     12,369,186
                                                       --------------
                                                          23,762,032
                                                       ==============

CONSUMER CYCLICAL - 11.71%
    193,800    (The) Walt Disney Co.                       3,827,550
    114,600    Gannett Co., Inc.                           8,802,426
    577,800    Limited Brands, Inc.                        8,955,900
    615,400    McDonald's Corp.                           13,575,724
    357,800    Waste Management, Inc.                      8,619,402
                                                       --------------
                                                           43,781,002
                                                       ==============

CONSUMER STAPLES - 8.24%
    190,600    Diageo PLC ADR                              8,340,656
    276,100    H.J. Heinz Co.                              9,105,778
    222,100    Kellogg Co.                                 7,633,577
  1,284,900    Rite Aid Corp.*                             5,717,805
                                                       --------------
                                                          30,797,816
                                                       ==============

ENERGY - 8.81%
     53,655    Apache Corp.                            $   3,490,794
    207,032    BP Amoco PLC ADR                            8,699,485
    338,200    Exxon Mobil Corp.                          12,144,762
    184,300    Royal Dutch Petroleum Co. ADR               8,592,066
                                                       --------------
                                                          32,927,107
                                                       ==============

FINANCIAL - 31.99%
     83,900    AFLAC, Inc.                                 2,579,925
    181,850    Allstate Corp.                              6,482,953
    221,200    American Express Co.                        9,248,372
    207,600    American International Group, Inc.         11,455,368
    133,200    Bank of America Corp.                      10,526,796
    340,166    Citigroup, Inc.                            14,559,104
     65,500    Everest Re Group Ltd.                       5,010,750
    119,400    Fifth Third Bancorp                         6,846,396
    171,800    Freddie Mac                                 8,722,286
    128,400    Morgan Stanley Dean Witter & Co.            5,489,100
    152,600    National City Corp.                         4,991,546
    181,300    Radian Group, Inc.                          6,644,645
    219,500    SLM Corp.                                   8,597,815
     61,800    Student Loan Corp.                          7,786,800
    211,230    Wells Fargo & Co.                          10,645,992
                                                       --------------
                                                         119,587,848
                                                       ==============

HEALTHCARE - 5.56%
    347,100    Bristol-Myers Squibb Co.                    9,423,765
    332,200    Pfizer, Inc.                               11,344,630
                                                       --------------
                                                          20,768,395
                                                       ==============


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003

BABSON VALUE FUND (Continued)
---------------------------------------------------------------------
SHARES       COMPANY                                    MARKET VALUE
---------------------------------------------------------------------
TECHNOLOGY - 6.22%
    543,300    Apple Computer, Inc.*                   $  10,387,896
    124,700    Automatic Data Processing, Inc.             4,222,342
    104,900    International Business Machines Corp.       8,654,250
                                                       --------------
                                                          23,264,488
                                                       ==============

TELECOMMUNICATION SERVICES - 4.11%
    174,200    BCE, Inc.                                   4,025,762
    287,500    Verizon Communications, Inc.               11,341,875
                                                       --------------
                                                          15,367,637
                                                       ==============

TRANSPORTATION & SERVICES - 2.28%
    146,700    Union Pacific Corp.                         8,511,534
                                                       ==============

UTILITIES - 4.48%
    175,600    Entergy Corp.                               9,268,168
     65,600    Exelon Corp.                                3,923,536
     78,400    NSTAR                                       3,571,120
                                                       --------------
                                                          16,762,824
                                                       ==============

TOTAL COMMON STOCKS                                      368,951,577
                                                       ==============
(Cost $266,405,374)


---------------------------------------------------------------------
SHARES       DESCRIPTION                                 MARKET VALUE
---------------------------------------------------------------------
INVESTMENT COMPANIES - 1.67%
     64,556    Wells Fargo Government Institutional
                 Money Market                          $      64,556
  6,159,804    Wells Fargo Prime Investment
                 Money Market                              6,159,804
                                                       --------------

TOTAL INVESTMENT COMPANIES                                 6,224,360
                                                       ==============
(Cost $6,224,360)

TOTAL INVESTMENTS - 100.37%                              375,175,937
(Cost $272,629,734)

Other assets less liabilities - (0.37%)                   (1,395,404)
                                                       --------------

TOTAL NET ASSETS - 100.00%                             $ 373,780,533
                                                       ==============

For federal income tax purposes, the identified cost of investments owned at June 30, 2003 was $276,450,008.

Net unrealized appreciation for federal income tax purposes was $98,725,929, which is comprised of unrealized appreciation of $101,618,082 and unrealized depreciation of ($2,892,153).

*Non-income producing security

ADR American Depositary Receipt


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BABSON-STEWART IVORY INTERNATIONAL FUND
--------------------------------------------------------------------------------

Global sentiment continued to be led by the US throughout the period. The main factors affecting the market were the pace of global economic growth, profit warnings, and the threat of military action in Iraq.

At the beginning of the period global markets were awash with news of losses, scandals and bankruptcies. The US telecommunications company, WorldCom became the largest-ever corporate bankruptcy case when it filed for Chapter 11 bankruptcy protection after being investigated for overstating profits. Whilst most of the bad news emerged from the US the markets of continental Europe faced the largest down turn. A radical call by the Bank of Japan to buy bank shares, in attempt to shake Japan out of its lethargy did not work much magic, as the Nikkei declined again over the quarter ending September to levels last seen in the mid-1980s. World stock markets continued to fall throughout the last quarter of 2002 to post their third consecutive year of losses. Whilst the declines of 2002 were spread across the globe, the UK, Japan and particularly Germany finished the year in deeply negative territory.

The New Year did not bring any immediate relief as the weakness of the consumer, held back by high levels of debt, economic and political uncertainty and plunging equity markets, became an increasing feature of many markets from the UK to Korea. International markets continued to be dogged by uncertainty over war in Iraq. The Dutch market was affected by accounting irregularities at Ahold which raised concerns about other Dutch listed companies. The UK market slumped to a near eight year low in mid-March, in part due to the solvency problems of UK life assurance companies. The German market continued to be worst performer in Europe as it was hit by very poor corporate results. This included Deutsche Telecom, who posted the biggest loss in German corporate history.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 18
--------------------------------------------------------------------------------

The Markets finally turned as the uncertainty over conflict in Iraq was resolved by the start of US military action at the end of March 2003. Global equity markets continued to rally through the end of the period under review. The rally was sustained by the tendency of investors to discount any bad news, instead responding to anything that could be construed as positive. Although Asia missed out on the initial war rally as concerns over the SARS epidemic spread, these markets began to catch up with the other global markets in May with predominantly liquidity driven gains.

High levels of liquidity have appeared ready to chase any positive corporate or economic news flow. However, market valuations now appear to be somewhat stretched after recent gains. We should expect a pause here as investors are now looking for positive news to confirm the sustainability of current levels from the second quarter reporting season. Concern is also growing that the relative weakness of the dollar will continue to dampen European economic growth.

FUND DIVERSIFICATION
===============================
                    % of total
-------------------------------
Capital Goods              5.2%
Chemicals                  1.5
Consumer Cyclical          4.7
Consumer Staples           8.4
Energy                     9.0
Financial                 20.9
Health Care               12.2
Multi-Media                4.5
Technology                 7.4
Telecommunications        10.0
Transportation             6.7
Utilities                  5.2
Cash & Equivalents         4.3
                      ---------
Total                    100.0%
-------------------------------

As of June 30, 2003, schedule of investments. Subject to change.

BABSON-STEWART IVORY INTERNATIONAL FUND VERSUS MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

                           Babson-Stewart Ivory
                            International Fund                        MSCI EAFE Index
   Time Period        Monthly Returns       Plot Points       Monthly Returns        Plot Points
     06/30/93                                10,000.00                                10,000.00
     07/31/93              2.43%             10,243.00             3.50%              10,350.00
     08/31/93              5.24%             10,779.73             5.40%              10,908.90
     09/30/93              1.20%             10,909.09            -2.25%              10,663.45
     10/31/93              2.76%             11,210.18             3.08%              10,991.88
     11/30/93             -3.07%             10,866.03            -8.74%              10,031.19
     12/31/93              8.98%             11,841.80             7.22%              10,755.45
     01/31/94              5.74%             12,521.52             8.45%              11,664.28
     02/28/94             -0.29%             12,485.20            -0.28%              11,631.62
     03/31/94             -5.04%             11,855.95            -4.31%              11,130.30
     04/30/94              3.70%             12,294.62             4.24%              11,602.22
     05/31/94             -0.83%             12,192.57            -0.57%              11,536.09
     06/30/94              0.00%             12,192.57             1.41%              11,698.75
     07/31/94              2.13%             12,452.28             0.96%              11,811.06
     08/31/94              2.09%             12,712.53             2.37%              12,090.98
     09/30/94             -1.75%             12,490.06            -3.15%              11,710.11
     10/31/94              1.84%             12,719.88             3.33%              12,100.06
     11/30/94             -4.91%             12,095.33            -4.81%              11,518.05
     12/31/94             -0.80%             11,998.57             0.63%              11,590.61
     01/31/95             -5.44%             11,345.85            -3.84%              11,145.53
     02/28/95              0.48%             11,400.31            -0.29%              11,113.21
     03/31/95              5.86%             12,068.36             6.24%              11,806.67
     04/30/95              2.83%             12,409.90             3.76%              12,250.60
     05/31/95              0.50%             12,471.95            -1.19%              12,104.82
     06/30/95              0.24%             12,501.88            -1.75%              11,892.99
     07/31/95              6.14%             13,269.50             6.23%              12,633.92
     08/31/95             -1.65%             13,050.55            -3.81%              12,152.57
     09/30/95              1.92%             13,301.12             1.95%              12,389.54
     10/31/95             -0.12%             13,285.16            -2.69%              12,056.26
     11/30/95             -0.83%             13,174.89             2.78%              12,391.43
     12/31/95              2.58%             13,514.80             4.03%              12,890.80
     01/31/96              1.72%             13,747.26             0.41%              12,943.66
     02/29/96              1.23%             13,916.35             0.34%              12,987.66
     03/31/96              2.42%             14,253.13             2.12%              13,263.00
     04/30/96              3.21%             14,710.65             2.91%              13,648.96
     05/31/96              0.11%             14,726.83            -1.84%              13,397.82
     06/30/96              0.73%             14,834.34             0.56%              13,472.84
     07/31/96             -3.27%             14,349.26            -2.92%              13,079.44
     08/31/96              1.72%             14,596.06             0.22%              13,108.21
     09/30/96              1.01%             14,743.48             2.66%              13,456.89
     10/31/96              0.28%             14,784.77            -1.02%              13,319.63
     11/30/96              3.73%             15,336.24             3.98%              13,849.75
     12/31/96             -0.04%             15,330.10            -1.29%              13,671.09
     01/31/97             -4.18%             14,689.30            -3.50%              13,192.60
     02/28/97              0.96%             14,830.32             1.64%              13,408.96
     03/31/97             -0.34%             14,779.90             0.36%              13,457.23
     04/30/97              0.62%             14,871.53             0.53%              13,528.55
     05/31/97              5.43%             15,679.06             6.51%              14,409.26
     06/30/97              3.98%             16,303.09             5.51%              15,203.21
     07/31/97              2.36%             16,687.84             1.62%              15,449.51
     08/31/97             -6.95%             15,528.03            -7.47%              14,295.43
     09/30/97              5.97%             16,455.06             5.60%              15,095.97
     10/31/97             -6.80%             15,336.11            -7.69%              13,935.09
     11/30/97             -0.05%             15,328.44            -1.02%              13,792.95
     12/31/97              1.76%             15,598.23             0.87%              13,912.95
     01/31/98              1.64%             15,854.04             4.57%              14,548.77
     02/28/98              6.34%             16,859.18             6.42%              15,482.81
     03/31/98              4.65%             17,643.13             3.08%              15,959.68
     04/30/98             -0.55%             17,546.10             0.79%              16,085.76
     05/31/98             -0.05%             17,537.32            -0.49%              16,006.94
     06/30/98             -1.00%             17,361.95             0.76%              16,128.59
     07/31/98              0.71%             17,485.22             1.01%              16,291.49
     08/31/98            -11.77%             15,427.21           -12.39%              14,272.97
     09/30/98             -1.83%             15,144.89            -3.07%              13,834.79
     10/31/98              5.78%             16,020.27            10.42%              15,276.38
     11/30/98              6.29%             17,027.94             5.12%              16,058.53
     12/31/98              3.79%             17,673.30             3.94%              16,691.23
     01/31/99             -0.68%             17,553.12            -0.30%              16,641.16
     02/28/99             -3.48%             16,942.27            -2.38%              16,245.10
     03/31/99              2.51%             17,367.52             4.17%              16,922.52
     04/30/99              3.35%             17,949.34             4.05%              17,607.88
     05/31/99             -3.14%             17,385.73            -5.15%              16,701.08
     06/30/99              3.62%             18,015.09             3.90%              17,352.42
     07/31/99              2.16%             18,404.22             2.97%              17,867.79
     08/31/99              2.76%             18,912.17             0.37%              17,933.90
     09/30/99              0.93%             19,088.06             1.01%              18,115.03
     10/31/99              3.49%             19,754.23             3.75%              18,794.34
     11/30/99              6.88%             21,113.32             3.47%              19,446.51
     12/31/99              9.70%             23,161.31             8.98%              21,192.80
     01/31/00             -6.27%             21,709.10            -6.35%              19,847.06
     02/29/00              7.55%             23,348.14             2.69%              20,380.95
     03/31/00              1.52%             23,703.03             3.88%              21,171.73
     04/30/00             -5.37%             22,430.17            -5.26%              20,058.09
     05/31/00             -3.17%             21,719.14            -2.44%              19,568.68
     06/30/00              1.72%             22,092.71             3.91%              20,333.81
     07/31/00             -2.84%             21,465.27            -4.19%              19,481.83
     08/31/00              1.57%             21,802.28             0.87%              19,651.32
     09/30/00             -3.05%             21,137.31            -4.87%              18,694.30
     10/31/00             -4.65%             20,154.42            -2.36%              18,253.11
     11/30/00             -5.58%             19,029.81            -3.75%              17,568.62
     12/31/00              4.08%             19,806.22             3.55%              18,192.31
     01/31/01             -1.21%             19,566.57            -0.05%              18,183.21
     02/28/01             -8.51%             17,901.45            -7.50%              16,819.47
     03/31/01            -10.21%             16,073.72            -6.67%              15,697.61
     04/30/01              6.43%             17,107.26             6.95%              16,788.60
     05/31/01             -5.20%             16,217.68            -3.53%              16,195.96
     06/30/01             -5.96%             15,251.10            -4.09%              15,533.54
     07/31/01             -2.45%             14,877.45            -1.82%              15,250.83
     08/31/01             -5.15%             14,111.26            -2.53%              14,864.99
     09/30/01             -9.43%             12,780.57           -10.13%              13,359.16
     10/31/01              2.32%             13,077.08             2.56%              13,701.16
     11/30/01              2.85%             13,449.78             3.69%              14,206.73
     12/31/01              1.28%             13,621.93             0.59%              14,290.55
     01/31/02             -5.20%             12,913.59            -5.31%              13,531.72
     02/28/02              0.44%             12,970.41             0.70%              13,626.44
     03/31/02              5.17%             13,640.98             5.41%              14,363.64
     04/30/02              0.21%             13,669.63             0.66%              14,458.44
     05/31/02             -0.42%             13,612.22             1.27%              14,642.06
     06/30/02             -3.38%             13,152.12            -3.98%              14,059.30
     07/31/02            -11.35%             11,659.36            -9.87%              12,671.65
     08/31/02             -1.40%             11,496.13            -0.23%              12,642.51
     09/30/02            -11.66%             10,155.68           -10.74%              11,284.70
     10/31/02              6.31%             10,796.50             5.37%              11,890.69
     11/30/02              4.52%             11,284.50             4.54%              12,430.53
     12/31/02             -5.17%             10,701.10            -3.36%              12,012.86
     01/31/03             -4.65%             10,203.49            -4.17%              11,511.92
     02/28/03             -5.07%              9,686.18            -2.29%              11,248.30
     03/31/03             -1.68%              9,523.45            -1.96%              11,027.83
     04/30/03              9.25%             10,404.37             9.80%              12,108.56
     05/31/03              6.53%             11,083.77             6.06%              12,842.34
     06/30/03              2.08%             11,314.32             2.42%              13,153.13


                         Six month              5.73%                                    9.49%
                         One Year             -13.97%                                   -6.45%
                        Three Year            -19.99%                                  -13.52%
                        Five Years             -8.20%                                   -3.99%
                         Ten Years              1.24%                                    2.78%


Babson-Stewart Ivory International Fund's average annual compounded total returns for one, five and ten year periods as of June 30, 2003 were -13.97%, -8.20% and 1.25%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003

BABSON-STEWART IVORY INTERNATIONAL FUND
---------------------------------------------------------------
SHARES     COMPANY                                MARKET VALUE
---------------------------------------------------------------
COMMON STOCKS - 95.73%
AUSTRALIA - 0.95%
Transportation & Services - 0.95%
   36,995    Brambles Industries Ltd.             $     113,385
                                                  =============

BELGIUM - 1.14%
Consumer Staples - 1.14%
    6,098    Interbrew SA                               135,501
                                                  =============

FINLAND - 1.68%
Telecommunications - 1.68%
   12,150    Nokia Oyj Cl. A                            200,078
                                                  =============

FRANCE - 12.27%
Banking & Finance - 2.92%
    4,549    BNP Paribas SA                             231,155
    6,122    Credit Agricole SA                         116,350

Consumer Staples - 1.05%
    1,397    Pernod-Ricard SA                           124,650

Energy - 4.43%
    3,482    Total SA Cl. B                             526,211

Healthcare - 1.36%
    2,951    Aventis SA                                 162,356

Transportation & Services - 1.22%
    4,985    Autoroutes du Sud de la France ASF         145,689

Utilities - 1.29%
    9,664    Suez SA                                    153,813
                                                  -------------
                                                      1,460,224
                                                  =============

GERMANY - 4.00%
Healthcare - 1.55%
    3,800    Schering AG                                185,458

Technology - 1.16%
    1,176    SAP AG                                     137,747

Transportation & Services - 1.29%
      364    Porsche AG                                 153,406
                                                  -------------
                                                        476,611
                                                  =============

HONG KONG - 6.38%
Consumer Cyclical - 1.16%
  160,000    China Resources Enterprises Ltd.           138,494

Energy - 1.59%
  128,000    CNOOC Ltd.                                 188,763

Multi-media - 1.11%
   37,000    Television Broadcasts Ltd.                 132,615

Telecommunications - 1.14%
   82,000    Asia Satellite Telecommunications
               Holdings Ltd.                            135,122

Utilities - 1.38%
  130,100    Hong Kong & China Gas Co. Ltd.             164,332
                                                  -------------
                                                        759,326
                                                  =============

IRELAND - 3.68%
Banking & Finance - 3.68%
   14,871    Bank of Ireland                            179,480
   24,000    Irish Life & Permanent PLC                 259,068
                                                  -------------
                                                        438,548
                                                  =============

ITALY - 2.73%
Banking & Finance - 1.78%
   44,647    UniCredito Italiano S.p.A.                 212,772

Healthcare - 0.95%
    8,100    Luxottica Group S.p.A.                     112,590
                                                  -------------
                                                        325,362
                                                  =============

JAPAN - 17.76%
Banking & Finance - 2.30%
   17,000    Mitsui Fudosan Co., Ltd.                   108,590
   13,000    Nomura Holdings, Inc.                      164,997

Chemicals - 1.53%
   20,000    Kaneka Corp.                               123,256
   14,000    Sumitomo Bakelite Co., Ltd.                 58,413

Consumer Cyclical - 2.13%
    8,000    Bridgestone Corp.                          108,599
    5,000    Fuji Photo Film Co., Ltd.                  144,493

Healthcare - 1.86%
    6,000    Takeda Chemical Industries, Ltd.           221,362

Industrial Goods & Services - 1.60%
   38,000    Mitsui & Co., Ltd.                         190,514

Manufacturing - 0.99%
    1,400    SMC Corp.                                  117,876

Multi-Media - 1.04%
    1,040    Nippon Television Network Corp.            123,943

Office Automation & Equipment - 1.37%
   10,000    Ricoh Co., Ltd.                            163,398

Technology - 3.11%
    4,000    Murata Manufacturing Co., Ltd.             157,235
    1,300    Rohm Co., Ltd.                             141,720
    2,500    Sony Corp.                                  70,373

Transportation & Services - 1.83%
       49    East Japan Railway Co.                     217,914
                                                  -------------
                                                      2,112,683
                                                  =============


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 20
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003

BABSON-STEWART IVORY INTERNATIONAL FUND (Continued)
---------------------------------------------------------------
SHARES     COMPANY                                MARKET VALUE
---------------------------------------------------------------
NETHERLANDS - 5.33%
Banking & Finance - 1.52%
   10,386    ING Groep NV                         $     180,452

Energy - 3.01%
    7,718    Royal Dutch Petroleum Co.                  358,241

Multi-Media - 0.80%
    3,109    VNU NV                                      95,789
                                                  -------------
                                                        634,482
                                                  =============

PORTUGAL - 1.20%
Telecommunications - 1.20%
   20,000    Portugal Telecom, SGPS, SA                 143,314
                                                  =============

SOUTH KOREA - 4.34%
Banking & Finance - 0.98%
    3,860    Kookmin Bank                               116,333

Insurance - 0.77%
    1,880    Samsung Fire & Marine
              Insurance Co., Ltd.                        91,442

Technology - 1.72%
      690    Samsung Electronics Co., Ltd.              205,066

Telecommunications - 0.87%
    5,500    SK Telecom Co., Ltd.                       103,730
                                                  -------------
                                                        516,571
                                                  =============

SPAIN - 2.46%
Banking & Finance - 1.51%
    3,562    Banco Popular Espanol SA                   179,978

Telecommunications - 0.95%
    9,740    Telefonica SA*                             113,080
                                                  -------------
                                                        293,058
                                                  =============

SWEDEN - 0.65%
Consumer Cyclical - 0.65%
    7,500    Securitas AB Cl. B                          76,827
                                                  =============

SWITZERLAND - 8.49%
Consumer Cyclical - 0.74%
    2,135    Adecco SA                                   87,950

Consumer Staples - 3.64%
    2,100    Nestle SA                                  433,318

Healthcare - 3.13%
    1,482    Novartis AG                                 58,643
    4,000    Roche Holding AG                           313,758

Insurance - 0.98%
    2,525    Converium Holding AG                       116,505
                                                  -------------
                                                      1,010,174
                                                  =============

UNITED KINGDOM - 22.67%
Banking & Finance - 4.47%
   11,688    HSBC Holdings PLC                          138,095
   14,000    Royal Bank of Scotland Group PLC           392,735

Consumer Staples - 2.55%
   83,996    Tesco PLC                                  303,894

Healthcare - 3.31%
    5,500    AstraZeneca PLC                            220,543
   30,249    Smith & Nephew PLC                         173,830

Manufacturing-Diversified - 1.24%
   12,691    Smiths Group PLC                           147,223

Multi-Media - 1.57%
   20,000    Pearson PLC                                186,797

Technology - 1.37%
   74,956    Dixons Group PLC                           163,269

Telecommunications - 4.16%
  252,623    Vodafone Group PLC                         493,985

Transportation & Services - 1.44%
   45,282    easyJet PLC*                               171,861

Utilities - 2.56%
  105,000    Centrica PLC                               304,515
                                                  -------------
                                                      2,696,747
                                                  =============

TOTAL COMMON STOCKS                                  11,392,891
                                                  =============

TOTAL INVESTMENTS - 95.73%                           11,392,891
(Cost $10,985,635)

Other assets less liabilities - 4.27%                   508,766
                                                  -------------

TOTAL NET ASSETS - 100.00%                        $  11,901,657
                                                  =============

For federal income tax purposes, the identified cost of investments owned at June 30, 2003 was $11,028,855.

Net unrealized appreciation for federal income tax purposes was $364,036, which is comprised of unrealized appreciation of $1,063,889 and unrealized depreciation of ($699,853).

*Non-income producing security

See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BABSON BOND TRUST
--------------------------------------------------------------------------------

OVERVIEW

In the initial months of 2003, geo-politics was the dominating concern, as an impending war with Iraq loomed and finally came to fruition in early March. Against this backdrop, economic indicators continued to remain weak, and there were little signs of improvement. In a dramatic turnaround after the war in Iraq ended, both the U.S. equity and bond markets post strong, positive returns, as a wave of optimism boosted the markets. The Federal Reserve continued to stimulate the economy by cutting short-term rates. It is clear that the economy, in general, is improving, all be it at a slower rate than many hoped. Gross Domestic Product (GDP) for the 1st quarter of 2003 was a stingy 1.4%. Labor statistics continue to remain weak. Inflation remains under control, and while there may be some concern about deflation, at this juncture we think it would be short-lived if it did materialize.

Over the first half of 2003, we saw a continuation of the strong corporate bond performance that has been in play since October 2002. Corporates, again, outperformed treasuries and other asset classes. Corporate spreads tightened towards more conventional levels.

PORTFOLIO

Over the six months through June, the Bond Trust Long Fund slightly underperformed its benchmark, returning +3.65% net-of-fees, versus the Lehman Brothers Aggregate Index return of +3.93%. Mortgages underperformed the overall fixed income market. With interest rates falling, the duration of mortgages lengthened dramatically as investors thought that mortgage pre-payment would lessen. Our overweight position in corporate bonds added to performance, as corporate continued to perform well. Lower-rated bonds posted strong performance and our higher-than-benchmark exposure to triple-B rated bonds continues to serve the Fund well. We continue to maintain an underweight position in Treasuries.

QUALITY RATINGS

                   PORTFOLIO L
-------------------------------
Aaa                       70.8%
Aa                         6.4
A                          2.1
Baa                        4.8
Ba                         5.2
B                          5.7
Not Rated                  5.0
                   ------------
Total                    100.0%

Source: Moody's

BABSON BOND TRUST - PORTFOLIO L VERSUS LEHMAN BROTHERS U.S. INTERMEDIATE AGGREGATE BOND INDEX

                             Babson Bond Trust -
                                Portfolio L                       LB Aggregrate Bond Index
   Time Period        Monthly Returns       Plot Points       Monthly Returns        Plot Points
     06/30/93                                10,000.00                                10,000.00
     07/31/93              0.58%             10,058.00             0.57%              10,057.00
     08/31/93              2.35%             10,294.36             1.75%              10,233.00
     09/30/93             -0.04%             10,290.25             0.27%              10,260.63
     10/31/93              0.56%             10,347.87             0.37%              10,298.59
     11/30/93             -1.21%             10,222.66            -0.85%              10,211.05
     12/31/93              1.21%             10,346.36             0.54%              10,266.19
     01/31/94              1.17%             10,467.41             1.35%              10,404.79
     02/28/94             -1.88%             10,270.62            -1.74%              10,223.74
     03/31/94             -1.94%             10,071.37            -2.47%               9,971.22
     04/30/94             -1.35%              9,935.41            -0.80%               9,891.45
     05/31/94             -0.07%              9,928.45            -0.01%               9,890.46
     06/30/94             -0.08%              9,920.51            -0.22%               9,868.70
     07/31/94              1.92%             10,110.98             1.99%              10,065.09
     08/31/94             -0.07%             10,103.91             0.12%              10,077.16
     09/30/94             -0.75%             10,028.13            -1.47%               9,929.03
     10/31/94             -0.74%              9,953.92            -0.09%               9,920.09
     11/30/94             -0.06%              9,947.95            -0.22%               9,898.27
     12/31/94              0.62%             10,009.62             0.69%               9,966.57
     01/31/95              0.61%             10,070.68             1.98%              10,163.91
     02/28/95              2.64%             10,336.55             2.38%              10,405.81
     03/31/95              0.60%             10,398.57             0.61%              10,469.28
     04/30/95              1.26%             10,529.59             1.40%              10,615.85
     05/31/95              3.91%             10,941.30             3.87%              11,026.68
     06/30/95              0.56%             11,002.57             0.73%              11,107.18
     07/31/95             -0.07%             10,994.87            -0.22%              11,082.74
     08/31/95              1.23%             11,130.10             1.21%              11,216.85
     09/30/95              0.57%             11,193.54             0.97%              11,325.65
     10/31/95              1.21%             11,328.99             1.30%              11,472.88
     11/30/95              1.23%             11,468.33             1.50%              11,644.98
     12/31/95              1.20%             11,605.95             1.40%              11,808.00
     01/31/96              0.57%             11,672.11             0.66%              11,885.94
     02/29/96             -1.95%             11,444.50            -1.74%              11,679.12
     03/31/96             -0.69%             11,365.53            -0.70%              11,597.37
     04/30/96             -0.08%             11,356.44            -0.56%              11,532.42
     05/31/96             -0.08%             11,347.36            -0.20%              11,509.36
     06/30/96              1.26%             11,490.33             1.34%              11,663.58
     07/31/96             -0.08%             11,481.14             0.27%              11,695.08
     08/31/96             -0.08%             11,471.96            -0.17%              11,675.19
     09/30/96              1.26%             11,616.50             1.74%              11,878.34
     10/31/96              2.58%             11,916.21             2.22%              12,142.04
     11/30/96              1.21%             12,060.39             1.71%              12,349.67
     12/31/96             -0.73%             11,972.35            -0.93%              12,234.82
     01/31/97              0.55%             12,038.20             0.31%              12,272.75
     02/28/97             -0.10%             12,026.16             0.25%              12,303.43
     03/31/97             -0.78%             11,932.36            -1.11%              12,166.86
     04/30/97              1.20%             12,075.55             1.50%              12,349.36
     05/31/97              0.53%             12,139.55             0.95%              12,466.68
     06/30/97              1.21%             12,286.44             1.19%              12,615.04
     07/31/97              2.49%             12,592.37             2.70%              12,955.64
     08/31/97             -0.78%             12,494.15            -0.85%              12,845.52
     09/30/97              1.84%             12,724.04             1.48%              13,035.63
     10/31/97              1.16%             12,871.64             1.45%              13,224.65
     11/30/97              0.50%             12,936.00             0.46%              13,285.48
     12/31/97              1.15%             13,084.76             1.01%              13,419.67
     01/31/98              1.13%             13,232.62             1.28%              13,591.44
     02/28/98             -0.13%             13,215.42            -0.08%              13,580.56
     03/31/98              0.50%             13,281.49             0.34%              13,626.74
     04/30/98             -0.10%             13,268.21             0.52%              13,697.60
     05/31/98              1.78%             13,504.39             0.95%              13,827.72
     06/30/98              0.49%             13,570.56             0.85%              13,945.26
     07/31/98             -0.16%             13,548.84             0.21%              13,974.55
     08/31/98              1.13%             13,701.95             1.63%              14,202.33
     09/30/98              2.38%             14,028.05             2.34%              14,534.66
     10/31/98             -0.77%             13,920.04            -0.53%              14,457.63
     11/30/98              0.48%             13,986.85             0.57%              14,540.04
     12/31/98              0.61%             14,072.17             0.30%              14,583.66
     01/31/99              0.46%             14,136.90             0.71%              14,687.20
     02/28/99             -1.49%             13,926.26            -1.75%              14,430.18
     03/31/99              0.46%             13,990.33             0.55%              14,509.54
     04/30/99              0.46%             14,054.68             0.32%              14,555.97
     05/31/99             -0.81%             13,940.84            -0.88%              14,427.88
     06/30/99             -0.83%             13,825.13            -0.32%              14,381.71
     07/31/99             -0.17%             13,801.63            -0.42%              14,321.31
     08/31/99             -0.83%             13,687.07            -0.05%              14,314.15
     09/30/99              1.17%             13,847.21             1.16%              14,480.19
     10/31/99              0.52%             13,919.22             0.37%              14,533.77
     11/30/99             -0.16%             13,896.95            -0.01%              14,532.32
     12/31/99             -0.14%             13,877.49            -0.48%              14,462.56
     01/31/00             -0.81%             13,765.08            -0.33%              14,414.83
     02/29/00              1.19%             13,928.89             1.21%              14,589.25
     03/31/00              1.88%             14,190.75             1.32%              14,781.83
     04/30/00             -0.83%             14,072.97            -0.29%              14,738.96
     05/31/00             -0.16%             14,050.45            -0.05%              14,731.60
     06/30/00              1.88%             14,314.60             2.08%              15,038.01
     07/31/00              1.19%             14,484.94             0.91%              15,174.86
     08/31/00              1.18%             14,655.87             1.45%              15,394.89
     09/30/00              0.50%             14,729.14             0.63%              15,491.88
     10/31/00             -0.15%             14,707.05             0.66%              15,594.13
     11/30/00              1.85%             14,979.13             1.64%              15,849.87
     12/31/00              1.84%             15,254.75             1.86%              16,144.68
     01/31/01              2.46%             15,630.01             1.63%              16,407.84
     02/28/01              0.46%             15,701.91             0.87%              16,550.59
     03/31/01              0.49%             15,778.85             0.50%              16,633.34
     04/30/01             -1.44%             15,551.64            -0.42%              16,563.48
     05/31/01              0.50%             15,629.39             0.60%              16,662.86
     06/30/01              1.14%             15,807.57             0.38%              16,726.18
     07/31/01              2.43%             16,191.69             2.24%              17,100.84
     08/31/01              0.47%             16,267.79             1.15%              17,297.50
     09/30/01              1.07%             16,441.86             1.16%              17,498.16
     10/31/01              1.71%             16,723.02             2.09%              17,863.87
     11/30/01             -0.82%             16,585.89            -1.38%              17,617.35
     12/31/01             -0.83%             16,448.22            -0.64%              17,504.59
     01/31/02              0.44%             16,520.60             0.81%              17,646.38
     02/28/02              0.42%             16,589.98             0.97%              17,817.55
     03/31/02             -1.47%             16,346.11            -1.66%              17,521.78
     04/30/02              1.10%             16,525.92             1.94%              17,861.70
     05/31/02              1.11%             16,709.35             0.85%              18,013.53
     06/30/02             -0.84%             16,569.00             0.87%              18,170.24
     07/31/02              0.47%             16,646.87             1.21%              18,390.10
     08/31/02              1.10%             16,829.99             1.69%              18,700.90
     09/30/02              1.74%             17,122.83             1.62%              19,003.85
     10/31/02             -0.85%             16,977.28            -0.46%              18,916.43
     11/30/02             -0.23%             16,938.24            -0.03%              18,910.76
     12/31/02              2.38%             17,341.37             2.07%              19,302.21
     01/31/03             -0.23%             17,301.48             0.09%              19,319.58
     02/28/03              1.68%             17,592.15             1.38%              19,586.19
     03/31/03             -0.24%             17,549.92            -0.08%              19,570.53
     04/30/03              1.01%             17,727.18             0.83%              19,732.96
     05/31/03              1.66%             18,021.45             1.86%              20,099.99
     06/30/03             -0.27%             17,972.79            -0.20%              20,059.79


                         Six month             3.64%                                    3.92%
                         One Year              8.47%                                   10.40%
                        Three Year             7.88%                                   10.08%
                        Five Years             5.78%                                    7.54%
                         Ten Years             6.03%                                    7.21%

Average annual compounded total returns for one, five and ten year periods as of June 30, 2003 were 8.47%, 5.78% and 6.04%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 22
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BABSON BOND TRUST
--------------------------------------------------------------------------------

OVERVIEW

In the initial months of 2003, geo-politics was the dominating concern, as an impending war with Iraq loomed and finally came to fruition in early March. Against this backdrop, economic indicators continued to remain weak, and there were little signs of improvement. In a dramatic turnaround after the war in Iraq ended, both the U.S. equity and bond markets post strong, positive returns, as a wave of optimism boosted the markets. The Federal Reserve continued to stimulate the economy by cutting short-term rates. It is clear that the economy, in general, is improving, all be it at a slower rate than many hoped. Gross Domestic Product (GDP) for the 1st quarter of 2003 was a stingy 1.4%. Labor statistics continue to remain weak. Inflation remains under control, and while there may be some concern about deflation, at this juncture we think it would be short-lived if it did materialize.

Over the first half of 2003, we saw a continuation of the strong corporate bond performance that has been in play since October 2002. Corporates, again, outperformed treasuries and other asset classes. Corporate spreads tightened towards more conventional levels.

PORTFOLIO

Over the six months through June, the Bond Trust Short Fund outperformed its benchmark, returning +3.52% net-of-fees, versus the Lehman Brothers Intermediate Aggregate Index return of +3.19%. Our overweight position in corporate bonds added to performance. Corporate America has begun to take advantage of low rates to refinance their debt and put their balance sheets in order. In general, companies are using this lower-rate environment to refinance and pay down existing debt. In such a difficult economic environment, companies are applying a strong balance-sheet discipline. This trend has helped Corporate bonds to outperform Treasuries since October 2002, and to improve investor sentiment toward Corporates. Lower-rated bonds continued to post strong performance and our higher-than-benchmark exposure to triple-B rated bonds continues to serve the Fund well. We continue to maintain an underweight position in Treasuries.

QUALITY RATINGS
===============================
                    PORTFOLIO S
-------------------------------
Aaa                       73.2%
Aa                         5.2
A                          3.0
Baa                        4.0
Ba                         4.8
B                          4.5
Not Rated                  5.3
                   ------------
Total                    100.0%
-------------------------------

Source: Moody's

BABSON BOND TRUST - PORTFOLIO S VERSUS LEHMAN BROTHERS U.S. INTERMEDIATE AGGREGATE BOND INDEX

                             Babson Bond Trust -
                                  Portfolio S                   LB U.S. Intermediate Aggregrate Bond Index
   Time Period        Monthly Returns       Plot Points          Monthly Returns               Plot Points
     06/30/93                                10,000.00                                          10,000.00
     07/31/93              0.37%             10,037.00                0.24%                     10,024.00
     08/31/93              1.50%             10,187.56                1.59%                     10,183.38
     09/30/93              0.53%             10,241.55                0.41%                     10,225.13
     10/31/93              0.46%             10,288.66                0.27%                     10,252.74
     11/30/93             -0.79%             10,207.38               -0.56%                     10,195.33
     12/31/93              0.57%             10,265.56                0.46%                     10,242.22
     01/31/94              1.06%             10,374.38                1.11%                     10,355.91
     02/28/94             -1.48%             10,220.84               -1.48%                     10,202.65
     03/31/94             -1.60%             10,057.30               -1.65%                     10,034.30
     04/30/94             -0.72%              9,984.89               -0.68%                      9,966.07
     05/31/94             -0.13%              9,971.91                0.07%                      9,973.04
     06/30/94              0.19%              9,990.86               -0.01%                      9,972.05
     07/31/94              1.23%             10,113.74                1.44%                     10,115.65
     08/31/94              0.28%             10,142.06                0.31%                     10,147.00
     09/30/94             -0.65%             10,076.14               -0.92%                     10,053.65
     10/31/94             -0.24%             10,051.96               -0.01%                     10,052.65
     11/30/94             -0.54%              9,997.68               -0.45%                     10,007.41
     12/31/94              0.54%             10,051.66                0.35%                     10,042.43
     01/31/95              1.39%             10,191.38                1.68%                     10,211.15
     02/28/95              1.89%             10,384.00                2.07%                     10,422.52
     03/31/95              0.72%             10,458.76                0.57%                     10,481.93
     04/30/95              1.03%             10,566.49                1.24%                     10,611.90
     05/31/95              2.48%             10,828.54                3.02%                     10,932.38
     06/30/95              0.60%             10,893.51                0.67%                     11,005.63
     07/31/95              0.10%             10,904.40                0.01%                     11,006.73
     08/31/95              0.85%             10,997.09                0.91%                     11,106.89
     09/30/95              0.75%             11,079.57                0.72%                     11,186.86
     10/31/95              0.92%             11,181.50                1.11%                     11,311.03
     11/30/95              1.12%             11,306.73                1.31%                     11,459.21
     12/31/95              0.99%             11,418.67                1.05%                     11,579.53
     01/31/96              0.71%             11,499.74                0.86%                     11,679.12
     02/29/96             -0.81%             11,406.59               -1.17%                     11,542.47
     03/31/96             -0.32%             11,370.09               -0.51%                     11,483.60
     04/30/96             -0.11%             11,357.59               -0.35%                     11,443.41
     05/31/96             -0.16%             11,339.41               -0.08%                     11,434.26
     06/30/96              1.01%             11,453.94                1.06%                     11,555.46
     07/31/96              0.18%             11,474.56                0.30%                     11,590.12
     08/31/96              0.08%             11,483.74                0.08%                     11,599.40
     09/30/96              1.44%             11,649.10                1.39%                     11,760.63
     10/31/96              1.54%             11,828.50                1.77%                     11,968.79
     11/30/96              1.27%             11,978.72                1.32%                     12,126.78
     12/31/96             -0.48%             11,921.22               -0.64%                     12,049.17
     01/31/97              0.34%             11,961.76                0.39%                     12,096.16
     02/28/97              0.24%             11,990.46                0.19%                     12,119.14
     03/31/97             -0.51%             11,929.31               -0.69%                     12,035.52
     04/30/97              1.06%             12,055.76                1.18%                     12,177.54
     05/31/97              0.63%             12,131.72                0.83%                     12,278.61
     06/30/97              1.05%             12,259.10                0.91%                     12,390.35
     07/31/97              2.09%             12,515.31                2.03%                     12,641.87
     08/31/97             -0.50%             12,452.74               -0.50%                     12,578.66
     09/30/97              1.16%             12,597.19                1.16%                     12,724.58
     10/31/97              1.25%             12,754.65                1.11%                     12,865.82
     11/30/97              0.21%             12,781.44                0.22%                     12,894.12
     12/31/97              0.93%             12,900.31                0.80%                     12,997.28
     01/31/98              1.22%             13,057.69                1.31%                     13,167.54
     02/28/98              0.09%             13,069.44               -0.08%                     13,157.01
     03/31/98              0.29%             13,107.34                0.32%                     13,199.11
     04/30/98              0.22%             13,136.18                0.50%                     13,265.11
     05/31/98              0.87%             13,250.46                0.73%                     13,361.94
     06/30/98              0.58%             13,327.32                0.64%                     13,447.46
     07/31/98              0.28%             13,364.63                0.35%                     13,494.52
     08/31/98              0.88%             13,482.24                1.57%                     13,706.39
     09/30/98              1.71%             13,712.79                2.51%                     14,050.42
     10/31/98             -0.11%             13,697.70               -0.10%                     14,036.37
     11/30/98              0.28%             13,736.06               -0.01%                     14,034.96
     12/31/98              0.38%             13,788.25                0.40%                     14,091.10
     01/31/99              0.88%             13,909.59                0.55%                     14,168.60
     02/28/99             -1.15%             13,749.63               -1.47%                     13,960.33
     03/31/99              0.78%             13,856.88                0.75%                     14,065.03
     04/30/99              0.27%             13,894.29                0.31%                     14,108.63
     05/31/99             -0.74%             13,791.47               -0.77%                     13,999.99
     06/30/99             -0.25%             13,757.00                0.07%                     14,009.79
     07/31/99             -0.34%             13,710.22               -0.09%                     13,997.18
     08/31/99             -0.13%             13,692.40                0.08%                     14,008.38
     09/30/99              1.23%             13,860.81                0.93%                     14,138.66
     10/31/99              0.09%             13,873.29                0.26%                     14,175.42
     11/30/99              0.19%             13,899.65                0.12%                     14,192.43
     12/31/99             -0.43%             13,839.88               -0.33%                     14,145.60
     01/31/00             -0.43%             13,780.37               -0.37%                     14,093.26
     02/29/00              0.83%             13,894.75                0.82%                     14,208.82
     03/31/00              1.16%             14,055.92                1.04%                     14,356.59
     04/30/00             -0.34%             14,008.13               -0.23%                     14,323.57
     05/31/00             -0.22%             13,977.32                0.16%                     14,346.49
     06/30/00              1.93%             14,247.08                1.76%                     14,598.99
     07/31/00              0.64%             14,338.26                0.76%                     14,709.94
     08/31/00              1.28%             14,521.79                1.18%                     14,883.52
     09/30/00              0.94%             14,658.29                0.91%                     15,018.96
     10/31/00             -0.11%             14,642.17                0.46%                     15,088.05
     11/30/00              1.80%             14,905.73                1.36%                     15,293.24
     12/31/00              1.79%             15,172.54                1.84%                     15,574.64
     01/31/01              1.76%             15,439.58                1.64%                     15,830.06
     02/28/01              0.69%             15,546.11                0.95%                     15,980.45
     03/31/01              0.61%             15,640.94                0.77%                     16,103.50
     04/30/01             -1.04%             15,478.28               -0.26%                     16,061.63
     05/31/01              0.61%             15,572.69                0.56%                     16,151.57
     06/30/01              0.51%             15,652.12                0.37%                     16,211.34
     07/31/01              2.16%             15,990.20                2.08%                     16,548.53
     08/31/01              0.90%             16,134.11                1.00%                     16,714.02
     09/30/01              0.85%             16,271.25                1.46%                     16,958.04
     10/31/01              1.47%             16,510.44                1.66%                     17,239.54
     11/30/01             -0.35%             16,452.65               -1.00%                     17,067.15
     12/31/01             -1.15%             16,263.45               -0.55%                     16,973.28
     01/31/02              0.37%             16,323.62                0.52%                     17,061.54
     02/28/02              0.96%             16,480.33                0.79%                     17,196.33
     03/31/02             -1.37%             16,254.55               -1.52%                     16,934.94
     04/30/02              0.78%             16,381.33                1.65%                     17,214.37
     05/31/02              0.99%             16,543.51                1.00%                     17,386.51
     06/30/02             -0.47%             16,465.76                0.86%                     17,536.04
     07/31/02              0.89%             16,612.30                1.18%                     17,742.96
     08/31/02              0.55%             16,703.67                1.49%                     18,007.33
     09/30/02              1.58%             16,967.59                1.79%                     18,329.66
     10/31/02             -0.49%             16,884.45               -0.39%                     18,258.18
     11/30/02              0.10%             16,901.33               -0.09%                     18,241.75
     12/31/02              1.67%             17,183.58                2.18%                     18,639.42
     01/31/03              0.12%             17,204.20               -0.01%                     18,637.55
     02/28/03              1.02%             17,379.69                1.41%                     18,900.34
     03/31/03              0.20%             17,414.44                0.10%                     18,919.24
     04/30/03              0.78%             17,550.28                0.76%                     19,063.03
     05/31/03              1.22%             17,764.39                2.01%                     19,446.19
     06/30/03              0.15%             17,791.04               -0.07%                     19,432.58


                         Six month             3.54%                                              4.26%
                         One Year              8.05%                                             10.82%
                        Three Year             7.69%                                             10.00%
                        Five Years             5.94%                                              7.64%
                         Ten Years             5.93%                                              6.87%

Average annual compounded total returns for one, five and ten year periods as of June 30, 2003 were 8.05%, 5.94% and 5.93%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003

BABSON BOND TRUST - PORTFOLIO L
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT           DESCRIPTION                                        MARKET VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS - 46.45%
*Federal Home Loan Mortgage Corporation - 8.78%
$  33,845        7.75%, 04/01/08                                   $      36,051
   11,591        7.75%, 11/01/08                                          12,237
    4,569        8.00%, 08/01/09                                           4,767
   35,531        8.25%, 10/01/10                                          37,535
   28,267        9.00%, 06/01/16                                          31,452
   61,440        8.00%, 10/01/18                                          66,794
   14,143        9.00%, 10/01/18                                          15,399
  140,777        7.50%, 02/01/21                                         150,748
2,449,889        6.00%, 11/01/28                                       2,544,327
  250,000        7.00%, 08/15/29                                         275,688
  204,454        7.50%, 02/01/30, Pool C55867                            217,353
  508,381        7.50%, 02/01/30, Pool C00921                            542,851
  345,142        7.50%, 01/01/31                                         366,917
  668,974        6.50%, 06/01/31                                         696,354
  286,992        6.50%, 08/01/32, Pool C69600                            298,748
  634,750        6.50%, 08/01/32, Pool C01444                            660,729
1,497,998        6.00%, 04/01/33                                       1,553,646
                                                                   -------------
                                                                       7,511,596
                                                                   =============

*Federal National Conventional Loan - 13.35%
   85,497        7.00%, 12/01/07                                          88,049
   34,133        8.25%, 01/01/09                                          36,120
   32,306        8.00%, 02/01/09                                          34,588
   10,028        8.50%, 07/01/13                                          10,932
  581,799        5.50%, 03/01/17, Pool 637059                            604,558
  101,304        5.50%, 03/01/17, Pool 633116                            105,267
  322,527        5.50%, 03/01/17, Pool 630317                            335,144
   27,770        5.50%, 04/01/17                                          28,857
  393,412        5.50%, 06/01/17                                         408,802
1,849,816        5.50%, 09/01/17                                       1,922,179
  855,975        5.50%, 02/01/18                                         889,460
   11,869        9.25%, 10/01/20                                          13,162
  382,010        6.50%, 03/01/29                                         398,909
  464,954        7.50%, 09/01/29                                         494,708
   89,570        7.00%, 10/01/29                                          94,400
    2,992        7.00%, 01/01/30                                           3,152
    3,752        7.00%, 02/01/30, Pool 528731                              3,953
  111,659        7.00%, 02/01/30, Pool 527759                            117,654
   28,009        7.00%, 02/01/30, Pool 519217                             29,513
  172,914        7.00%, 02/01/30, Pool 502368                            182,199
  182,197        6.50%, 05/01/31                                         190,057
  893,579        6.50%, 10/01/31                                         932,128
  381,357        5.50%, 01/01/32                                         394,936
  249,434        6.50%, 04/01/32                                         260,196
  377,655        6.50%, 08/01/32, Pool 254448                            393,948
  652,043        6.50%, 08/01/32, Pool 254406                            680,176
  493,436        5.50%, 03/01/33                                         511,034
  649,205        5.00%, 04/01/33                                         660,820
   49,943        5.00%, 05/01/33                                          50,836
1,496,037        5.50%, 06/01/33                                       1,549,392
                                                                   -------------
                                                                      11,425,129
                                                                   =============

*Federal National Mortgage Association - 0.43%
  284,080        6.42%, 11/01/08                                         325,546
   34,766        9.50%, 06/25/18                                          38,933
                                                                   -------------
                                                                         364,479
                                                                   =============

*Government National Mortgage Association - 14.64%
   14,273        7.50%, 03/15/07, Pool 16497                              14,990
    9,928        7.50%, 03/15/07, Pool 16308                              10,427
   50,387        7.50%, 07/15/07                                          52,921
   69,775        8.00%, 10/15/07                                          74,549
  887,738        8.00%, 11/15/09                                         958,976
    9,611        9.50%, 04/15/16                                          10,825
   20,762        9.50%, 01/15/19                                          23,425
   50,542        8.00%, 05/15/22                                          55,132
   25,284        6.50%, 08/15/23                                          26,719
   25,430        6.50%, 11/15/23                                          26,873
   24,427        6.50%, 12/15/23                                          25,813
   39,479        6.50%, 02/15/24                                          41,692
  378,221        6.50%, 03/15/24                                         399,427
1,192,171        7.00%, 03/15/24                                       1,267,641
  441,274        6.50%, 06/15/24                                         466,016
  973,310        8.00%, 12/15/26                                       1,055,425
  689,421        6.00%, 02/15/29                                         723,882
  614,802        7.00%, 12/15/29                                         650,257
  166,440        6.50%, 05/15/31                                         174,999
  156,325        6.50%, 08/15/31                                         164,204
  224,762        6.50%, 10/15/31                                         236,090
   17,109        6.00%, 11/15/31                                          17,948
  296,114        6.50%, 11/15/31, Pool 568184                            311,039
  213,131        6.50%, 11/15/31, Pool 571281                            223,873
  546,335        6.00%, 01/15/32                                         573,133
  306,915        7.00%, 07/15/32                                         324,264
1,311,881        6.50%, 09/15/32                                       1,377,925
  999,901        6.00%, 01/15/33                                       1,049,716
  892,791        5.50%, 03/15/33                                         931,850
  500,000        6.00%, 03/15/33                                         524,531
  699,045        5.50%, 05/15/33                                         729,629
                                                                   -------------
                                                                      12,524,191
                                                                   =============


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 24
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
June 30, 2003

BABSON BOND TRUST - PORTFOLIO L (Continued)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT           DESCRIPTION                                        MARKET VALUE
--------------------------------------------------------------------------------
Small Business Administration - 0.07%
$  28,563        9.80%, 07/01/08                                   $      30,709
    7,680        10.05%, 08/01/08                                          8,294
   22,228        10.05%, 04/01/09                                         24,215
                                                                   -------------
                                                                          63,218
                                                                   =============

U.S. Treasury Bonds - 9.10%
1,000,000        7.875%, 02/15/21                                      1,427,969
2,650,000        8.125%, 05/15/21                                      3,870,762
1,200,000        6.25%, 08/15/23                                       1,470,282
  350,000        6.125%, 11/15/27                                        426,153
  480,000        6.125%, 08/15/29                                        586,669
                                                                   -------------
                                                                       7,781,835
                                                                   =============

U.S. Treasury Notes - 0.08%
   60,000        4.375%, 08/15/12                                         64,352
                                                                   -------------

TOTAL U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS                                                39,734,800
                                                                   =============
(Cost $37,966,996)

CORPORATE BONDS - 40.13%
BANKS & FINANCE - 13.80%
  175,000        Bank of America Corp.,
                  5.25%, 02/01/07                                       192,446
  310,000        Bank of America Corp.,
                  7.40%, 01/15/11                                       381,439
  285,000        Boeing Capital Corp.,
                  7.10%, 09/27/05                                       314,523
  325,000        Capital Auto Receivables Asset Trust,
                  2.27%, 01/17/06                                       329,473
  100,000        Capital One Financial Corp.,
                  4.875%, 05/15/08                                      102,161
  200,000        CIT Group, Inc.,
                  4.125%, 02/21/06                                      207,133
  225,000        CIT Group, Inc.,
                  7.375%, 04/02/07                                      257,112
  165,000        Citigroup, Inc.,
                  4.875%, 05/07/15                                      170,076
  445,000        Countrywide Home Loans, Inc.,
                  5.50%, 02/01/07                                       487,590
  530,000        Ford Credit Auto Owner Trust,
                  4.14%, 12/15/05                                       542,068
  180,000        Ford Motor Co.,
                  6.375%, 02/01/29                                      145,945
  280,000        Ford Motor Co.,
                  7.45%, 07/16/31                                       257,210
  500,000        Ford Motor Credit Co.,
                  7.60%, 08/01/05                                       537,103
  100,000        Franklin Resources, Inc.,
                  3.70%, 04/15/08                                       102,444
  666,901        GE Capital Commercial Mortgage Corp.,
                  5.03%, 12/10/35                                       709,737
  600,000        General Electric Capital Corp.,
                  5.875%, 02/15/12                                      672,314
  500,000        General Motors Acceptance Corp.,
                  7.75%, 01/19/10                                       538,804
  150,000        General Motors Acceptance Corp.,
                  8.375%, 07/15/33                                      147,900
   75,000        Household Finance Corp.,
                  6.375%, 11/27/12                                       85,589
  150,000        HSBC Holdings PLC,
                  5.25%, 12/12/12                                       160,277
  210,000        John Deere Capital Corp.,
                  5.125%, 10/19/06                                      228,182
  500,000        Kimco Realty Corp.,
                  7.86%, 11/01/07                                       594,713
  225,000        Kreditanstalt fur Wiederaufbau,
                  3.375%, 01/23/08                                      232,535
  500,000        MBNA Master Credit Card Trust II,
                  5.90%, 08/15/11                                       573,919
  315,000        Merrill Lynch & Co., Inc.,
                  2.47%, 03/10/06                                       318,135
  407,087        MMCA Automobile Trust,
                  4.15%, 05/15/06                                       409,488
1,200,000        National City Auto Receivable Trust,
                  4.04%, 07/15/06                                     1,223,940
  100,000        New Valley Corp.,
                  4.69%, 01/15/22                                       104,230
  375,000        Textron Financial Corp.,
                  5.95%, 03/15/04                                       385,283
  265,000        The Bear Stearns Companies, Inc.,
                  3.00%, 03/30/06                                       272,029
  200,000        The Goldman Sachs Group, Inc.,
                  4.125%, 01/15/08                                      210,388
  350,000        Vanderbilt Mortgage & Finance, Inc.,
                  4.23%, 02/07/15                                       361,861
  500,000        Wells Fargo & Co.,
                  5.125%, 02/15/07                                      547,443
                                                                    -----------
                                                                     11,803,490
                                                                    ===========


                                                         Continued on next page.
--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003

BABSON BOND TRUST - PORTFOLIO L (Continued)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT      DESCRIPTION                                             MARKET VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS - 5.84%
$   85,000       AOL Time Warner, Inc.,
                  7.625%, 04/15/31                                 $     98,467
   110,000       AOL Time Warner, Inc.,
                  7.70%, 05/01/32                                       128,906
   123,690       BellSouth Savings & Employee
                 Stock Ownership Trust,
                  9.19%, 07/01/03                                       123,690
   265,000       British Telecom PLC,
                  8.875%, 12/15/30                                      362,956
   225,000       Clear Channel Communications, Inc.,
                  4.25%, 05/15/09                                       228,165
   505,000       Comcast Cable Communications, Inc.,
                  6.375%, 01/30/06                                      551,473
   540,000       Cox Communications, Inc.,
                  7.75%, 11/01/10                                       661,487
    85,000       France Telecom SA,
                  10.00%, 03/01/31                                      118,034
   150,000       Sprint Corp.,
                  6.90%, 05/01/19                                       157,576
   575,000       Telefonica S.A.,
                  7.35%, 09/15/05                                       642,371
   510,000       United Technologies Corp.,
                  6.35%, 03/01/11                                       592,249
   280,000       Verizon Global Funding Corp.,
                  7.375%, 09/01/12                                      342,227
   275,000       Verizon Global Funding Corp.,
                  7.75%, 12/01/30                                       349,636
   200,000       Vodafone Group PLC,
                  5.375%, 01/30/15                                      214,155
   250,000       WorldCom, Inc.,
                  0.00%, 05/15/04(d)                                     74,375
 1,165,000       WorldCom, Inc.,
                  0.00%, 05/15/31(d)                                    346,588
                                                                   ------------
                                                                      4,992,355
                                                                   ============

DIVERSIFIED - 13.99%
400,000          Albertson's, Inc.,
                  7.50%, 02/15/11                                       467,999
290,000          Amerada Hess Corp.,
                  7.125%, 03/15/33                                      331,171
500,000          Anheuser-Busch Companies, Inc.,
                  6.00%, 04/15/11                                       573,766
300,000          Apache Corp.,
                  6.25%, 04/15/12                                       349,920
150,000          Aramark Corp.,
                  8.15%, 05/01/05                                       164,403
290,000          AutoZone, Inc.,
                  5.875%, 10/15/12                                      320,312
200,000          Brascan Corp.,
                  8.125%, 12/15/08                                      237,418
500,000          Cardinal Health, Inc.,
                  6.75%, 02/15/11                                       594,294
250,000          Cendant Corp.,
                  7.375%, 01/15/13                                      295,000
722,470          Continental Airlines, Inc.,
                  8.05%, 11/01/20                                       716,491
400,000          Daimler Chrysler N.A. Holding Corp.,
                  6.90%, 09/01/04                                       419,390
650,000          Daimler Chrysler N.A. Holding Corp.,
                  4.05%, 06/04/08                                       644,415
 70,000          Electronic & Data Systems, Inc.,
                  7.125%, 10/15/09                                       75,365
495,000          Enterprise Products Partners LP,
                  7.50%, 02/01/11                                       594,211
450,000          Fred Meyer, Inc.,
                  7.45%, 03/01/08                                       524,858
500,000          Gannett Co., Inc.,
                  4.95%, 04/01/05                                       528,729
190,000          GATX Capital Corp.,
                  6.875%, 12/15/06                                      191,654
410,000          Hershey Foods Corp.,
                  7.20%, 08/15/27                                       509,145
325,000          Humana, Inc.,
                  7.25%, 08/01/06                                       361,102
145,000          International Game Technology,
                  8.375%, 05/15/09                                      178,142
250,000          Kinder Morgan, Inc.,
                  7.125%, 03/15/12                                      299,682
100,000          Newell Rubbermaid, Inc.,
                  4.00%, 05/01/10                                       102,048
450,000          Norfolk Southern Corp.,
                  7.25%, 02/15/31                                       539,170
550,000          Safeway, Inc.,
                  6.05%, 11/15/03                                       558,311
500,000          Scholastic Corp.,
                  5.75%, 01/15/07                                       547,147
225,000          SUPERVALU, Inc.,
                  7.50%, 05/15/12                                       256,966
625,000          Tosco Corp.,
                  7.25%, 01/01/07                                       715,162
500,000          Tyco International Ltd.,
                  6.375%, 02/15/06                                      523,750
325,000          Visteon Corp.,
                  8.25%, 08/01/10                                       353,625
                                                                   ------------
                                                                     11,973,646
                                                                   ============


                                                         Continued on next page.
--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 26
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003

BABSON BOND TRUST - PORTFOLIO L (Continued)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT     DESCRIPTION                                              MARKET VALUE
--------------------------------------------------------------------------------
ENERGY - 0.42%
$300,000   Conoco, Inc.,
            6.95%, 04/15/29                                        $    362,132
                                                                   ============

FINANCIAL - 0.29%
220,000     Jefferies Group, Inc.,
             7.50%, 08/15/07                                            246,112
                                                                   ============

INDUSTRIALS - 2.32%
450,000     Avery Dennison Corp.,
             6.76%, 04/15/05                                            488,580
100,000     Avery Dennison Corp.,
             6.00%, 01/15/33                                            106,876
450,000     Dominion Resources, Inc.,
             7.82%, 09/15/04                                            482,525
150,000     Dominion Resources, Inc.,
             5.70%, 09/17/12                                            164,977
350,000     Ingersoll-Rand Co., Ltd.,
             5.80%, 06/01/04                                            364,163
275,000     Lockheed Martin Corp.,
             8.50%, 12/01/29                                            374,949
                                                                   ------------
                                                                      1,982,070
                                                                   ============

TECHNOLOGY - 0.14%
115,000    Tyco International Group SA Ltd.,
            6.375%, 10/15/11                                            121,900
                                                                   ============

UTILITIES - 3.33%
445,000     Canadian National Railway Co.,
             6.375%, 10/15/11                                           518,863
300,000     Consolidated Edison, Inc.,
             6.15%, 07/01/08                                            341,790
225,000     Consolidated Natural Gas Co.,
             6.25%, 11/01/11                                            258,788
230,000     Florida Power & Light Co.,
             5.85%, 02/01/33                                            247,299
 50,000     General Electric Co.,
             5.00%, 02/01/13                                             52,914
450,000     Keyspan Gas East Corp.,
             6.90%, 01/15/08                                            519,212
325,000     MidAmerican Energy Holdings Co.,
             5.125%, 01/15/13                                           345,001
375,000     National Rural Utilities Co.,
             8.00%, 03/01/32                                            485,207
 75,000     ProLogis Trust,
             7.00%, 10/01/03                                             76,118
                                                                   ------------
                                                                      2,845,192
                                                                   ============

TOTAL CORPORATE BONDS                                                34,326,897
                                                                   ============
(Cost $32,461,394)

                                                         Continued on next page.
--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 27
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
June 30, 2003

BABSON BOND TRUST - PORTFOLIO L (Continued)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT      DESCRIPTION                                             MARKET VALUE
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED
BONDS - 8.12%
BANKS & FINANCE - 8.12%
$ 560,000   Chase Commercial Mortgage
            Securities Corp.,
              7.60%, 03/18/06                                      $    617,811
  380,000   Conseco Finance Corp.,
              6.21%, 07/01/32                                           389,606
1,250,000   Credit Suisse First Boston Mortgage
              Securities Corp.,
              6.52%, 01/17/35                                         1,339,823
  500,000   GMAC Mortgage Loan Trust,
              6.75%, 11/25/31                                           514,804
  195,164   GSR Mortgage Loan Trust,
              6.50%, 09/25/32                                           199,105
1,500,000   JP Morgan Commercial Mortgage
            Financial Corp.,
              6.51%, 10/15/35                                         1,730,005
  329,759   Master Asset Securitization Trust,
              6.50%, 10/25/32                                           338,442
  134,546   New Century Home Equity Loan Trust,
              6.70%, 10/25/28                                           140,334
  678,586   Oakwood Mortgage Investments,
              5.92%, 09/15/17                                           624,723
  238,683   Residential Funding Mortgage
              Securities I, Inc.,
              6.75%, 05/25/28                                           239,072
  451,108   Residential Accredit Loans, Inc.,
              8.00%, 07/25/30                                           458,237
  319,740   Vendee Mortgage Trust,
              7.75%, 05/15/22                                           352,202
                                                                   ------------

TOTAL COMMERCIAL
MORTGAGE-BACKED BONDS                                                 6,944,164
                                                                   ============
(Cost $6,687,972)


--------------------------------------------------------------------------------
PRIN. AMT./
SHARES      DESCRIPTION                                             MARKET VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 4.07%
   62,479   Wells Fargo Government Institutional
              Money Market                                         $     62,479
3,418,497   Wells Fargo Prime Investment
              Money Market                                            3,418,497
                                                                   ------------

TOTAL INVESTMENT COMPANIES                                            3,480,976
                                                                   ============
(Cost $3,480,976)

MUNICIPAL BOND - TAXABLE - 0.50%
$  435,000  Illinois State,
             5.10%, 06/01/33                                            427,766
                                                                   ------------
(Cost $435,000)

FOREIGN GOVERNMENT BOND - 0.19%
   150,000  Republic of Chile,
             5.50%, 01/15/13                                            159,075
                                                                   ------------
(Cost $148,686)

TOTAL INVESTMENTS - 99.46%                                           85,073,678
(Cost $81,181,024)

Other assets less liabilities - 0.54%                                   460,338
                                                                   ------------

TOTAL NET ASSETS - 100.00%                                         $ 85,534,016
                                                                   ============

For federal income tax purposes, the identified cost of investments owned at June 30, 2003 was $81,548,053.

Net unrealized appreciation for federal income tax purposes was $3,525,625, which is comprised of unrealized appreciation of $5,077,441 and unrealized depreciation of ($1,551,816).

*Mortgage-backed securities

(d)Defaulted security

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 28
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
June 30, 2003

BABSON BOND TRUST - PORTFOLIO S
-----------------------------------------------------------------------------
PRINCIPAL
AMOUNT       DESCRIPTION                                         MARKET VALUE
-----------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS - 51.14%
*Federal Home Loan Mortgage Corporation - 7.41%
$     314   8.25%, 07/01/08                                     $         320
  107,717   8.00%, 01/01/12                                           116,486
   22,831   9.00%, 06/01/16                                            25,404
   15,737   8.00%, 05/01/17                                            16,973
   16,017   9.00%, 05/15/21                                            16,404
  753,812   6.00%, 11/01/28                                           782,869
  102,227   7.50%, 02/01/30, Pool C55867                              108,677
  508,381   7.50%, 02/01/30, Pool C00921                              542,851
   85,900   7.00%, 09/01/31                                            90,103
  157,838   5.50%, 11/01/31                                           163,105
  259,129   6.50%, 08/01/32, Pool C69600                              269,743
   90,678   6.50%, 08/01/32, Pool G01444                               94,390
  149,800   6.00%, 04/01/33                                           155,365
                                                                -------------
                                                                    2,382,690
                                                                =============

*Federal National Conventional Loan - 19.27%
   15,878   7.00%, 12/01/07                                            16,352
    3,556   8.25%, 01/01/09                                             3,763
   49,706   5.50%, 03/01/17, Pool 627487                               51,650
  108,745   5.50%, 03/01/17, Pool 626582                              112,999
  324,379   5.50%, 05/01/17                                           337,069
  684,932   5.50%, 11/01/17                                           711,501
  340,777   5.00%, 03/01/18                                           352,548
    6,247   9.25%, 10/01/20                                             6,927
  305,608   6.50%, 03/01/29                                           319,128
    5,774   6.50%, 06/01/29                                             6,030
  139,486   7.50%, 09/01/29                                           148,413
  115,427   7.00%, 12/01/29                                           121,651
    2,701   7.00%, 02/01/30                                             2,847
  109,318   6.50%, 05/01/31                                           114,034
  381,504   6.50%, 09/01/31                                           397,962
  357,432   6.50%, 10/01/31                                           372,851
  121,877   5.50%, 01/01/32                                           126,216
  205,111   6.50%, 01/01/32                                           213,960
   83,144   6.50%, 04/01/32                                            86,732
  135,956   6.50%, 08/01/32, Pool 254448                              141,821
  489,033   6.50%, 08/01/32, Pool 254406                              510,132
  256,234   6.00%, 11/01/32                                           266,462
  468,764   5.50%, 03/01/33                                           485,482
  502,075   6.00%, 03/01/33                                           522,114
  497,487   5.50%, 05/01/33                                           515,229
  249,340   5.50%, 06/01/33                                           258,233
                                                                -------------
                                                                    6,202,106
                                                                =============

*Federal National Mortgage Association - 2.98%
  475,000   6.625%, 10/15/07                                          557,344
  350,000   5.75%, 02/15/08                                           399,750
                                                                -------------
                                                                      957,094
                                                                =============

*Government National Mortgage Association - 16.01%
    5,059   8.00%, 10/15/07                                             5,405
  159,310   8.00%, 11/15/09                                           172,094
   92,098   7.50%, 10/15/11, Pool 433263                               99,470
    9,285   7.50%, 10/15/11, Pool 433258                               10,028
  102,958   7.50%, 11/15/11                                           111,199
    1,244   9.50%, 09/15/19                                             1,403
   50,363   8.00%, 12/15/22                                            54,938
  168,275   6.50%, 09/15/23                                           177,823
  106,790   6.50%, 12/15/23                                           112,850
  164,253   7.00%, 05/15/24                                           174,651
  103,179   8.00%, 11/15/26                                           111,883
  571,909   7.00%, 12/15/29                                           604,891
   18,402   6.00%, 05/15/31                                            19,305
   27,740   6.50%, 05/15/31                                            29,166
  186,711   6.50%, 07/15/31                                           196,122
   26,909   6.50%, 08/15/31                                            28,265
   29,267   6.50%, 11/15/31                                            30,742
  196,989   6.00%, 02/15/32                                           206,652
   92,731   6.50%, 04/15/32                                            97,399
  367,427   6.00%, 06/15/32                                           385,449
   87,689   7.00%, 07/15/32                                            92,646
  237,874   6.00%, 08/15/32                                           249,542
  342,435   6.50%, 09/15/32                                           359,674
   47,526   6.00%, 01/15/33                                            49,894
  297,597   5.50%, 03/15/33                                           310,616
  546,641   6.00%, 03/15/33                                           573,462
  498,727   5.50%, 04/15/33                                           520,546
  149,726   6.00%, 04/15/33                                           157,072
  199,727   5.50%, 05/15/33                                           208,465
                                                                -------------
                                                                    5,151,652
                                                                =============

Small Business Administration - 0.02%
    4,760   9.80%, 07/01/08                                             5,118
                                                                =============

U.S. Treasury Notes - 5.45%
   50,000   3.00%, 11/15/07                                            51,590
  450,000   5.50%, 02/15/08                                           512,877
  450,000   5.75%, 08/15/10                                           526,869
  590,000   5.00%, 02/15/11                                           662,437
                                                                -------------
                                                                    1,753,773
                                                                =============

TOTAL U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS                                             16,452,433
                                                                =============
(Cost $15,981,991)

--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 29
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003

BABSON BOND TRUST - PORTFOLIO S (Continued)
-----------------------------------------------------------------------------
PRINCIPAL
AMOUNT       DESCRIPTION                                         MARKET VALUE
-----------------------------------------------------------------------------
CORPORATE BONDS - 38.20%
BANKS & FINANCE - 14.78%
$  55,000   Bank of America Corp.,
             5.25%, 02/01/07                                    $      60,483
  100,000   Bank of America Corp.,
             7.40%, 01/15/11                                          123,045
   80,000   Boeing Capital Corp.,
             7.10%, 09/27/05                                           88,287
  115,000   Capital Auto Receivables Asset Trust,
             2.27%, 01/17/06                                          116,583
   35,000   Capital One Financial Corp.,
             4.875%, 05/15/08                                          35,756
  100,000   CIT Group, Inc.,
             4.125%, 02/21/06                                         103,566
   70,000   CIT Group, Inc.,
             7.375%, 04/02/07                                          79,990
   60,000   Citigroup, Inc.,
             4.875%, 05/07/15                                          61,846
  140,000   Countrywide Home Loans, Inc.,
             5.50%, 02/01/07                                          153,399
  175,000   Ford Credit Auto Owner Trust,
             4.14%, 12/15/05                                          178,985
  125,000   Ford Credit Auto Owner Trust,
             2.20%, 07/17/06                                          126,646
  200,000   Ford Motor Credit Co.,
             7.875%, 06/15/10                                         214,609
   75,000   Ford Motor Credit Co.,
             7.25%, 10/25/11                                           77,225
   40,000   Franklin Resources, Inc.,
             3.70%, 04/15/08                                           40,978
  225,079   GE Capital Commercial Mortgage Corp.,
             5.03%, 12/10/35                                          239,537
   80,000   General Electric Capital Corp.,
             5.875%, 02/15/12                                          89,642
  200,000   General Motors Acceptance Corp.,
             7.75%, 01/19/10                                          215,521
  125,000   General Motors Acceptance Corp.,
             7.125%, 07/15/13                                         124,333
  165,000   Household Finance Corp.,
             6.375%, 10/15/11                                         187,923
   40,000   Household Finance Corp.,
             6.375%, 11/27/12                                          45,647
   55,000   HSBC Holdings PLC,
             5.25%, 12/12/12                                           58,768
   80,000   John Deere Capital Corp.,
             5.125%, 10/19/06                                          86,926
  150,000   Kimco Realty Corp.,
             7.86%, 11/01/07                                          178,414
  100,000   Kreditanstalt fur Wiederaufbau,
             3.375%, 01/23/08                                         103,349
  150,000   MBNA Master Credit Card Trust II,
             5.90%, 08/15/11                                          172,176
  110,000   Merrill Lynch & Co., Inc.,
             2.47%, 03/10/06                                          111,095
  125,258   MMCA Automobile Trust,
             4.15%, 05/15/06                                          125,996
  160,000   MMCA Automobile Trust,
             2.97%, 03/15/07                                          161,745
  450,000   National City Auto Receivable Trust,
             4.04%, 07/15/06                                          458,978
  160,000   National Rural Utilities
            Cooperative Finance Corp.,
             7.25%, 03/01/12                                          191,898
  125,000   Textron Financial Corp.,
             5.95%, 03/15/04                                          128,428
   50,000   The Bear Stearns Companies, Inc.,
             3.00%, 03/30/06                                           51,326
   75,000   The Goldman Sachs Group, Inc.,
             4.125%, 01/15/08                                          78,895
  200,000   Vanderbilt Mortgage & Finance, Inc.,
             4.23%, 02/07/15                                          206,778
  100,000   Verizon Global Funding Corp.,
             4.00%, 01/15/08                                          104,532
  160,000   Wells Fargo & Co.,
             5.125%, 02/15/07                                         175,182
                                                                -------------
                                                                    4,758,487
                                                                =============

COMMUNICATIONS - 5.90%
   65,000   AOL Time Warner, Inc.,
             5.625%, 05/01/05                                          69,042
   75,000   AOL Time Warner, Inc.,
             6.875%, 05/01/12                                          85,795
   89,690   BellSouth Savings & Employee
            Stock Ownership Trust,
             9.19%, 07/01/03                                           89,690
  100,000   BT Group PLC,
             8.375%, 12/15/10                                         126,688
   75,000   Clear Channel Communications, Inc.,
             4.25%, 05/15/09                                           76,055
  155,000   Comcast Cable Communications, Inc.,
             6.375%, 01/30/06                                         169,264
  150,000   Cox Communications, Inc.,
             7.75%, 11/01/10                                          183,746
   50,000   France Telecom,
             9.25%, 03/01/11                                           63,038
   85,000   SBC Communications, Inc.,
             7.00%, 08/15/05                                           94,591
   70,000   Sprint Capital Corp.,
             7.125%, 01/30/06                                          76,664

--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 30
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003

BABSON BOND TRUST - PORTFOLIO S (Continued)
-----------------------------------------------------------------------------
PRINCIPAL
AMOUNT       DESCRIPTION                                         MARKET VALUE
-----------------------------------------------------------------------------
COMMUNICATIONS (Continued)
$ 150,000   Telefonica S.A.,
             7.35%, 09/15/05                                    $     167,575
  170,000   United Technologies Corp.,
             6.35%, 03/01/11                                          197,416
  225,000   Verizon Virginia, Inc.,
             4.625%, 03/15/13                                         231,638
   75,000   Vodafone Group PLC,
             5.375%, 01/30/15                                          80,308
   70,000   WorldCom, Inc.,
             0.00%, 05/15/04 (d)                                       20,825
  550,000   WorldCom, Inc.,
             0.00%, 05/15/06 (d)                                      163,625
                                                                -------------
                                                                    1,895,960
                                                                =============

DIVERSIFIED - 11.04%
  155,000   Anheuser-Busch Companies, Inc.,
             6.00%, 04/15/11                                          177,867
  100,000   Apache Corp.,
             6.25%, 04/15/12                                          116,640
   50,000   Aramark Corp.,
             8.15%, 05/01/05                                           54,801
  125,000   AutoZone, Inc.,
             5.875%, 10/15/12                                         138,065
   60,000   Brascan Corp.,
             8.125%, 12/15/08                                          71,226
   95,000   Cendant Corp.,
             7.375%, 01/15/13                                         112,100
  212,226   Continental Airlines, Inc.,
             8.05%, 11/01/20                                          210,469
  125,000   Daimler Chrysler N.A. Holding Corp.,
             6.90%, 09/01/04                                          131,059
  200,000   Daimler Chrysler N.A. Holding Corp.,
             4.05%, 06/04/08                                          198,281
   30,000   Electronic & Data Systems, Inc.,
             7.125%, 10/15/09                                          32,299
  155,000   Eli Lilly & Co.,
             5.50%, 07/15/06                                          171,278
  155,000   Enterprise Products Partners LP,
             7.50%, 02/01/11                                          186,066
  150,000   Fred Meyer, Inc.,
             7.45%, 03/01/08                                          174,953
  175,000   Gannett Co., Inc.,
             4.95%, 04/01/05                                          185,055
   70,000   GATX Capital Corp.,
             6.875%, 12/15/06                                          70,609
  100,000   Humana, Inc.,
             7.25%, 08/01/06                                          111,108
   55,000   International Game Technology,
             8.375%, 05/15/09                                          67,571
   75,000   Kinder Morgan, Inc.,
             7.125%, 03/15/12                                          89,905
  155,000   Masco Corp.,
             6.75%, 03/15/06                                          172,508
   35,000   Newell Rubbermaid, Inc.,
             4.00%, 05/01/10                                           35,717
  150,000   Safeway, Inc.,
             6.05%, 11/15/03                                          152,267
  150,000   Scholastic Corp.,
             5.75%, 01/15/07                                          164,144
   70,000   SUPERVALU, Inc.,
             7.50%, 05/15/12                                           79,945
  175,000   Tosco Corp.,
             7.25%, 01/01/07                                          200,246
  150,000   Tyco International Ltd.,
             6.375%, 02/15/06                                         157,125
   15,000   Tyson Foods,
             8.25%, 10/01/11                                           17,788
  150,000   United American Healthcare Corp.,
             5.20%, 07/17/07                                          163,497
  100,000   Visteon Corp.,
             8.25%, 08/01/10                                          108,808
                                                                -------------
                                                                    3,551,397
                                                                =============

FINANCIAL - 0.28%
   80,000   Jefferies Group, Inc.,
             7.50%, 08/15/07                                           89,495
                                                                =============

INDUSTRIALS - 3.31%
  150,000   Avery Dennison Corp.,
             6.76%, 04/15/05                                          162,860
  175,000   Conoco, Inc.,
             6.35%, 04/15/09                                          204,798
  150,000   Dominion Resources, Inc.,
             7.82%, 09/15/04                                          160,842
   50,000   Dominion Resources, Inc.,
             5.70%, 09/17/12                                           54,992
  155,000   Duke Energy Field Services LLC,
             7.875%, 08/16/10                                         186,869
  140,000   Ecolab, Inc.,
             6.875%, 02/01/11                                         164,639
  125,000   Ingersoll-Rand Co., Ltd.,
             5.80%, 06/01/04                                          130,058
                                                                -------------
                                                                    1,065,058
                                                                =============

                                                         Continued on next page.
--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003

BABSON BOND TRUST - PORTFOLIO S (Continued)
-----------------------------------------------------------------------------
PRINCIPAL
AMOUNT       DESCRIPTION                                         MARKET VALUE
-----------------------------------------------------------------------------
TECHNOLOGY - 0.15%
   45,000   Tyco International Group SA Ltd.,
             6.375%, 10/15/11                                   $      47,700
                                                                =============

UTILITIES - 2.74%
  145,000   Canadian National Railway Co.,
             6.375%, 10/15/11                                         169,067
  100,000   Consolidated Edison, Inc.,
             6.15%, 07/01/08                                          113,930
   70,000   Consolidated Natural Gas Co.,
             6.25%, 11/01/11                                           80,512
  100,000   General Electric Co.,
             5.00%, 02/01/13                                          105,827
  140,000   Keyspan Gas East Corp.,
             6.90%, 01/15/08                                          161,533
  125,000   MidAmerican Energy Holdings Co.,
             5.125%, 01/15/13                                         132,693
   25,000   ProLogis Trust,
             7.00%, 10/01/03                                           25,373
   90,000   ProLogis Trust,
             6.55%, 03/01/04                                           92,866
                                                                -------------
                                                                      881,801
                                                                =============

TOTAL CORPORATE BONDS                                              12,289,898
                                                                =============
(Cost $11,820,072)

COMMERCIAL MORTGAGE-BACKED BONDS - 5.05%
BANKS & FINANCE - 5.05%
  180,000   Chase Commercial Mortgage
             Securities Corp.,
             7.60%, 03/18/06                                          198,582
  110,000   Conseco Finance Corp.,
             6.21%, 07/01/32                                          112,781
  400,000   Credit Suisse First Boston
             Mortgage Securities Corp.,
             6.52%, 01/17/35                                          428,743
   61,631   GSR Mortgage Loan Trust,
             6.50%, 09/25/32                                           62,875


-----------------------------------------------------------------------------
PRN. AMT./
SHARES      DESCRIPTION                                          MARKET VALUE
-----------------------------------------------------------------------------
$ 250,000  JP Morgan Commercial
             Mortgage Financial Corp.,
             6.51%, 10/15/35                                    $     288,334
  164,879   Master Asset Securitization Trust,
             6.50%, 10/25/32                                          169,221
   53,819   New Century Home Equity Loan Trust,
             6.70%, 10/25/28                                           56,134
  215,045   Oakwood Mortgage Investments,
             5.92%, 09/15/17                                          197,976
   99,230   Vendee Mortgage Trust,
             7.75%, 05/15/22                                          109,304
                                                                -------------

TOTAL COMMERCIAL MORTGAGE-BACKED BONDS                              1,623,950
                                                                =============
(Cost $1,567,154)

INVESTMENT COMPANIES - 4.32%
  102,700   Wells Fargo Government Institutional
             Money Market                                             102,700
1,285,533   Wells Fargo Prime Investment
             Money Market                                           1,285,533
                                                                -------------

TOTAL INVESTMENT COMPANIES                                          1,388,233
                                                                =============
(Cost $1,388,233)

FOREIGN GOVERNMENT BONDS - 0.72%
  150,000   Hellenic Republic,
             6.95%, 03/04/08                                          177,098
   50,000   Republic of Chile,
             5.50%, 01/15/13                                           53,025
                                                                -------------

TOTAL FOREIGN GOVERNMENT BONDS                                        230,123
                                                                =============
(Cost $201,347)

TOTAL INVESTMENTS - 99.43%                                         31,984,637
(Cost $30,958,797)

Other assets less liabilities - 0.57%                                 182,374
                                                                -------------

TOTAL NET ASSETS - 100.00%                                      $  32,167,011
                                                                =============

For federal income tax purposes, the identified cost of investments owned at June 30, 2003 was $31,189,736.

Net unrealized appreciation for federal income tax purposes was $794,901, which is comprised of unrealized appreciation of $1,536,950 and unrealized depreciation of ($742,049).

*Mortgage-backed securities

(d)Defaulted security

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 32
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BABSON MONEY MARKET FUND
--------------------------------------------------------------------------------

Geo-politics was the dominating concern in the initial months of 2003, as an impending war with Iraq loomed and finally came to fruition in early March. This backdrop of war muddied the economic waters, leading many to question whether the war was causing the weakness in the economy or something else. Against this backdrop, Treasuries rallied through the end of February/beginning of March and then substantially lost ground after the outbreak of war. By the end of the March they had made no gains from December levels, despite the early rally.

In a dramatic turnaround, the 2nd quarter of 2003 witnessed both the U.S. equity and bond markets post strong, positive returns. As the fighting in Iraq drew to a swift close in April, a wave of optimism boosted the markets. The Federal Reserve continued to stimulate the economy by cutting short-term rates by an additional 25 basis points in June, the 13th rate cut since January 2001. Short-term interest rates now stand at their lowest levels since 1958. It is clear that the economy, in general, is improving, all be it at a slower rate than many anticipated or hoped. Gross Domestic Product (GDP) for the 1st quarter of 2003 was a stingy 1.4%. Labor statistics continue to remain weak, with unemployment levels continuing to increase. Inflation remains under control, and while there may be some concern about deflation, at this juncture we think it would be short-lived if it did materialize.

For the six months through the end of June, the Fund returned 0.17% (net of fees), underperforming the Merrill Lynch 91 Day T-Bill index, which returned +0.64%. We continue to maintain a shorter duration than that of benchmark. The Fund is primarily invested in Treasury bills, with the balance of our exposure in Commercial Paper and Agency Discount notes.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 33
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003

BABSON MONEY MARKET FUND
---------------------------------------------------------------------------
PRINCIPAL
AMOUNT      DESCRIPTION                                        MARKET VALUE
---------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS - 62.38%
Federal Farm Credit Bank Discount Notes - 8.83%
$ 425,000   1.280%, 07/25/03                                  $    424,637
  385,000   1.280%, 07/29/03                                       384,617
  800,000   0.850%, 10/07/03                                       798,149
  850,000   1.180%, 12/15/03                                       845,348
  390,000   1.250%, 02/27/04                                       386,736
                                                             --------------
                                                                 2,839,487
                                                             ==============

Federal Home Loan Bank Discount Notes - 12.17%
  500,000   1.150%, 07/02/03                                       499,984
  380,000   0.920%, 07/09/03                                       379,922
  880,000   1.150%, 08/15/03                                       878,736
  565,000   1.360%, 08/22/03                                       563,890
  725,000   1.140%, 08/27/03                                       723,691
  870,000   1.150%, 08/28/03                                       868,388
                                                             --------------
                                                                 3,914,611
                                                             ==============

Federal National Mortgage Association Discount Notes - 1.24%
400,000     1.710%, 07/25/03                                       399,544
                                                             ==============

U.S. Treasury Bills - 40.14%
  700,000   1.155%, 07/10/03                                       699,798
1,635,000   1.096%, 07/17/03                                     1,634,203
1,025,000   1.055%, 07/24/03                                     1,024,309
1,985,000   1.155%, 07/31/03                                     1,983,091
  965,000   1.105%, 08/07/03                                       963,904
  875,000   1.075%, 08/21/03                                       873,667
  790,000   1.130%, 09/04/03                                       788,388
  825,000   0.945%, 09/11/03                                       823,441
1,075,000   1.055%, 09/18/03                                     1,072,511
  745,000   0.990%, 09/25/03                                       743,238
  750,000   1.143%, 10/23/03                                       747,287
  630,000   0.790%, 11/06/03                                       628,230
  925,000   0.795%, 12/18/03                                       921,527
                                                             --------------
                                                                12,903,594
                                                             ==============

TOTAL U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS                                          20,057,236
                                                             ==============
(Cost $20,057,236)

SHORT-TERM CORPORATE NOTES - 37.63%
BEVERAGES - 4.66%
  735,000   Anheuser Busch Companies, Inc.,
             0.960%, 07/22/03                                      734,588
  765,000   Coca-Cola Co.,
             0.920%, 09/19/03                                      763,436
                                                             --------------
                                                                 1,498,024
                                                             ==============

CONGLOMERATES - 1.86%
  600,000   General Electric Co.,
             1.010%, 08/29/03                                      599,007
                                                             ==============

CONSUMER PRODUCTS - 1.96%
  630,000   Clorox Co.,
             1.010%, 08/05/03                                      629,381
                                                             ==============

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 34
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003

BABSON MONEY MARKET FUND (Continued)
---------------------------------------------------------------------------
PRINCIPAL
AMOUNT      DESCRIPTION                                        MARKET VALUE
---------------------------------------------------------------------------
FINANCIAL - 8.53%
  500,000   CIT Group, Inc.,
             1.250%, 07/21/03                                $     499,653
  800,000   Household Finance Corp.,
             1.180%, 08/20/03                                      798,689
  650,000   PACCAR Financial Corp.,
             1.180%, 07/03/03                                      649,957
  800,000   Toyota Motor Credit Corp.,
             1.170%, 08/08/03                                      799,012
                                                             --------------
                                                                 2,747,311
                                                             ==============

FOOD - 3.87%
  630,000   Nestle Capital Corp.,
             1.180%, 07/18/03                                      629,649
  615,000   Unilever Capital Corp.,
             0.970%, 07/30/03                                      614,519
                                                             --------------
                                                                 1,244,168
                                                             ==============

INSURANCE - 2.49%
  800,000   Marsh & Mclennan Co.,
             0.860%, 08/18/03                                      799,083
                                                             ==============

PHARMACEUTICALS - 3.98%
  450,000   Johnson and Johnson,
             0.950%, 10/15/03                                      448,741
  830,000   Pfizer, Inc.,
             1.070%, 07/29/03                                      829,310
                                                             --------------
                                                                 1,278,051
                                                             ==============

PUBLISHING & PRINTING - 7.72%
  895,000   Dow Jones & Co., Inc.,
             1.210%, 08/13/03                                   $   893,707
  800,000   Gannett Co.,
             1.040%, 07/11/03                                      799,769
  790,000   McGraw-Hill Co, Inc.,
             1.160%, 08/26/03                                      788,574
                                                             --------------
                                                                 2,482,050
                                                             ==============

UTILITIES - 2.56%
  825,000   South Carolina E&G,
             1.125%, 07/28/03                                      824,304
                                                             ==============

TOTAL SHORT-TERM CORPORATE NOTES                                12,101,379
                                                             ==============
(Cost $12,101,379)

TOTAL INVESTMENTS - 100.01%                                     32,158,615
(Cost $32,158,615)

Other assets less liabilities - (0.01%)                             (4,513)
                                                             --------------

TOTAL NET ASSETS - 100.00%                                      $32,154,102
                                                             ==============

The identified cost of investments owned at June 30, 2003 was the same for financial statement and federal income tax purposes.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 35
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BABSON TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

Geo-politics was the dominating concern in the initial months of 2003, as an impending war with Iraq loomed and finally came to fruition in early March. This backdrop of war muddied the economic waters, leading many to question whether the war was causing the weakness in the economy or something else. In a dramatic turnaround, the 2nd quarter of 2003 witnessed both the U.S. equity and bond markets post strong, positive returns. As the fighting in Iraq drew to a swift close in April, a wave of optimism boosted the markets. The Federal Reserve continued to stimulate the economy by cutting short-term rates by an additional 25 basis points in June, the 13th rate cut since January 2001. Short-term interest rates now stand at their lowest levels since 1958. It is clear that the economy, in general, is improving, all be it at a slower rate than many anticipated or hoped. Gross Domestic Product (GDP) for the 1st quarter of 2003 was a stingy 1.4%. Labor statistics continue to remain weak, with unemployment levels continuing to increase. Inflation remains under control, and while there may be some concern about deflation, at this juncture we think it would be short-lived if it did materialize.

Issuance in the municipal market hit a record $198 billion in the first six months of 2003. Budgetary stress, combined with historically low interest rates, led issuers to raise funds in the tax-exempt marketplace. Many investors, wary of riskier asset classes, reallocated funds to municipals bonds, and there was sufficient demand to absorb this record-breaking supply. For the six months through the end of June, the Babson Tax-Free Income Fund returned +4.05% (net-of-fees), outperforming the Lehman Municipal Bond index, which returned +3.81% for the same period. The fund's high quality bias contributed to outperformance year-to-date, as quality spreads have widened for lower quality issuers. The fund avoided exposure to the volatile airline and tobacco industries and focused on general obligation and essential purpose revenue bonds. The fund generally has less exposure to longer-term maturities than its benchmark, which should position the portfolio well in an increasing interest rate environment.

QUALITY RATINGS
-------------------------------------
Aaa                             65.5%
Aa                              23.0
A                               10.1
Ba                               1.4
                               ------
Total                          100.0%
-------------------------------------

Source: Moody's

BABSON TAX-FREE INCOME FUND VERSUS LIPPER GENERAL MUNICIPAL BOND (LGMB) FUNDS

                         Babson Tax Free Income              Lehman Brothers
                             Plot Points                    Muni Bond (Index)

   06/30/93                   10,000.00                          10,000
   12/31/93                   10,452.12                          10,483
   06/30/94                    9,826.92                          10,017
   12/31/94                    9,677.90                           9,941
   06/30/95                   10,533.84                          10,901
   12/31/95                   11,268.05                          11,677
   06/30/96                   11,125.73                          11,624
   12/31/96                   11,637.09                          12,195
   06/30/97                   11,981.57                          12,586
   12/31/97                   12,652.80                          13,317
   06/30/98                   12,918.98                          13,675
   12/31/98                   13,338.07                          14,180
   06/30/99                   13,139.88                          14,053
   12/31/99                   12,924.96                          13,887
   06/30/00                   13,425.72                          14,511
   12/31/00                   14,294.13                          15,511
   06/30/01                   14,621.79                          15,961
   12/31/01                   14,815.17                          16,300
   06/30/02                   15,518.03                          17,055
   12/31/02                   16,226.33                          17,864
   06/30/03                   16,884.84                          18,545


  Six month                     3.52%                             2.57%
   One Year                     7.81%                             8.73%
  Three Year                    7.74%                             8.52%
  Five Years                    5.18%                             6.28%
  Ten Years                     5.58%                             6.37%

Average annual compounded total return for one, five and ten year periods as of June 30, 2003 were 8.82%, 5.50% and 5.37%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 36
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003

BABSON TAX-FREE INCOME FUND
------------------------------------------------------------------------
PRINCIPAL
AMOUNT       DESCRIPTION                                   MARKET VALUE
------------------------------------------------------------------------
MUNICIPAL BONDS - 101.46%
ALABAMA - 2.79%
$ 525,000   Jefferson County Sewer,
             5.00%, 02/01/09*                             $     600,448
  475,000   Jefferson County Sewer,
             5.00%, 02/01/33                                    487,022
                                                          --------------
                                                              1,087,470
                                                          ==============

ARIZONA - 3.23%
  500,000   Maricopa County Unified School District,
             6.40%, 07/01/05                                    549,625
  500,100   Maricopa County Unified School District,
             9.25%, 07/01/07                                    711,592
                                                          --------------
                                                              1,261,217
                                                          ==============

ARKANSAS - 2.05%
1,000,000   Arkansas State College Savings, Series B,
             0.00%, 06/01/10                                    799,180
                                                          ==============

CALIFORNIA - 4.25%
1,000,000   Long Beach California Unified
            School District,
              5.00%, 08/01/24                                 1,047,530
  500,000   Santa Rosa Waste Water Project, Series B,
              6.00%, 09/01/15                                   611,225
                                                          --------------
                                                              1,658,755
                                                          ==============

COLORADO - 4.35%
  500,000   Jefferson County School District, Series A,
             6.00%, 12/15/06                                    572,825
1,000,000   Weld County School District,
             5.50%, 12/01/19                                  1,125,210
                                                          --------------
                                                              1,698,035
                                                          ==============

CONNECTICUT - 3.11%
1,000,000   Bridgeport, Series A,
             6.00%, 07/15/10*                                 1,215,510
                                                          ==============

FLORIDA - 2.73%
1,000,000   Miami-Dade County Special Obligation,
             0.00%, 10/01/08*                                   271,210
  500,000   Miami-Dade County Special Obligation,
            Series A,
             0.00%, 10/01/15                                    282,715
  500,000   Tampa Health Systems
            (Catholic Health Care East),
             4.875%, 11/15/23                                   510,810
                                                          --------------
                                                              1,064,735
                                                          ==============

ILLINOIS - 10.00%
1,000,000   Chicago, Series B,
             5.125%, 01/01/22                                 1,107,210
  500,000   Du Page & Will Counties Community
            School District #204,
             7.25%, 12/30/04                                    544,430
1,000,000   Metropolitian Pier & Exposition
            Authority Expansion Project, Series C,
             5.375%, 12/15/17                                 1,103,810
1,000,000   University of Illinois Certificates,
             5.50%, 08/15/13                                  1,148,590
                                                          --------------
                                                              3,904,040
                                                          ==============

INDIANA - 2.10%
  500,000   Indiana Bond Bank Special Program,
            Series 94 A-1,
             5.60%, 08/01/15                                    523,085
  250,000   Kokomo Center School Building Corp.,
             6.75%, 07/15/07                                    296,490
                                                          --------------
                                                                819,575
                                                          ==============

LOUISIANA - 1.37%
  500,000   St. Tammany Parish Hospital
             Service District #2 (Slidell Memorial
             Hospital & Medical Center),
             6.125%, 10/01/11                                   536,580
                                                          ==============

                                                         Continued on next page.
--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 37
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003

BABSON TAX-FREE INCOME FUND (Continued)
------------------------------------------------------------------------
PRINCIPAL
AMOUNT      DESCRIPTION                                    MARKET VALUE
------------------------------------------------------------------------
MASSACHUSETTS - 13.20%
1,000,000   Foxborough Stadium Project,
             6.00%, 06/01/14                              $   1,187,899
  500,000   Framingham County,
             6.00%, 03/01/15                                    592,705
  500,000   Massachusetts State Consolidated Loan,
             5.75%, 02/01/07, Series A                          564,235
1,000,000   Massachusetts State Consolidated Loan,
             5.375%, 01/01/17                                 1,115,260
1,000,000   Massachusetts State Health & Education
            Facilities Authorization
            (Partners Healthcare), Series C,
             5.75%, 07/01/12                                  1,165,580
  500,000   Massachusetts State Health & Education
            Facilities Authorization
            (Winchester Hospital), Series D,
             5.75%, 07/01/14                                    528,635
                                                          --------------
                                                              5,154,314
                                                          ==============

MICHIGAN - 13.11%
1,000,000   Hartland School District Construction,
             6.00%, 05/01/10*                                 1,201,700
1,430,000   Howell Public Schools,
             5.25%, 05/01/15                                  1,597,911
1,000,000   Jackson Public Schools,
             6.00%, 05/01/13                                  1,181,220
1,000,000   Michigan State Building Authority,
             5.375%, 10/15/16                                 1,136,430
                                                          --------------
                                                              5,117,261
                                                          ==============

MINNESOTA - 2.82%
  810,000  Minneapolis 110 Housing Grant Project,
            Variable Rate Note,
             0.85%, 09/01/08                                    810,000
  290,000   Minneapolis Gateway Project, Series B,
            Variable Rate Note,
             0.90%, 12/01/27                                    290,000
                                                          --------------
                                                              1,100,000
                                                          ==============

NEVADA - 1.37%
  500,000   Washoe County (Reno Sparks Bowling
            Facility), Series A,
             5.40%, 07/01/06                                    536,435
                                                          ==============

NEW HAMPSHIRE - 1.36%
  500,000   New Hampshire Higher Education
            & Health Facility (Franklin Pierce
            Law Center),
             5.50%, 07/01/18                                    529,365
                                                          ==============

NEW YORK - 2.94%
  785,000   New York City Transitional Finance
            Prefunded Future, Series B,
             5.50%, 02/01/16                                    892,475
  215,000   New York City Transitional Finance
            Prefunded Future, Series B,
             5.50%, 02/01/11*                                   254,506
                                                          --------------
                                                              1,146,981
                                                          ==============


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 38
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
JUNE 30, 2003

BABSON TAX-FREE INCOME FUND (Continued)
------------------------------------------------------------------------
PRINCIPAL
AMOUNT      DESCRIPTION                                    MARKET VALUE
------------------------------------------------------------------------
OHIO - 8.66%
1,000,000   Cincinnati Waterworks System,
             5.00%, 12/01/16                                $ 1,090,570
1,000,000   Cleveland Waterworks,
             5.375%, 01/01/15                                 1,141,480
1,000,000   State Public Facilities Commission
            (Mental Health Facilities), Series 2A,
             5.125%, 06/01/10*                                1,149,210
                                                          --------------
                                                              3,381,260
                                                          ==============

RHODE ISLAND - 1.52%
  500,000   Rhode Island Depositors Economic
            Protection Corp. Series B,
             5.80%, 08/01/09                                    594,040
                                                          ==============

TEXAS - 10.48%
1,000,000   Frisco Independent School Distict,
             6.50%, 08/15/15                                  1,217,740
1,000,000   Plano Independent School District,
             5.375%, 02/15/16                                 1,120,110
1,000,000   San Antonio Electric & Gas,
             5.375%, 02/01/15                                 1,165,790
  500,000   San Antonio Electric & Gas, Series A,
             5.75%, 02/01/10*                                   590,015
                                                          --------------
                                                              4,093,655
                                                          ==============

WASHINGTON - 8.53%
1,000,000  Seattle Municipal Light & Power,
            5.625%, 12/01/16                              $   1,141,130
1,000,000   Seattle Water Systems,
             5.75%, 07/01/23                                  1,131,160
  500,000   Tacoma Conservation System Project
            (Tacoma Public Utilities),
             6.50%, 01/01/05*                                   538,820
  500,000   Washington Public Power Supply Systems
            (Nuclear Project #2), Series B,
             5.10%, 07/01/04                                    521,000
                                                          --------------
                                                              3,332,110
                                                          ==============

WISCONSIN - 1.49%
  500,000   Milwaukee Metropolitan Sewer District,
            Series A,
             6.00%, 10/01/07                                    581,865
                                                          ==============

TOTAL MUNICIPAL BONDS                                        39,612,383
                                                          ==============

TOTAL INVESTMENTS - 101.46%                                  39,612,383
(Cost $35,899,799)

Other assets less liabilities - (1.46%)                        (567,839)
                                                          --------------

TOTAL NET ASSETS - 100.00%                                   $39,044,544
                                                          ==============

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes.

Net unrealized appreciation for federal income tax purposes was $3,712,584, which is comprised of unrealized appreciation of $3,745,823 and unrealized depreciation of
($33,239).

*Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 39
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003
(IN THOUSANDS EXCEPT PER SHARE DATA)

-------------------------------------------------------------------------------------------------------
                                                            Babson            Babson          Babson
                                                          Enterprise        Enterprise        Growth
                                                             Fund             Fund II       Growth Fund
-------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                    $     175,000   $       41,390   $    152,261
                                                        ----------------------------------------------
Investments, at value                                   $     208,437   $       53,218   $    190,316
Cash denominated in foreign currencies,
  at value (cost $104 )                                             -                -              -
Cash                                                               38               43              -

Receivables:
  Investments sold                                              2,245               53          1,917
  Interest and dividends                                          148               25            180
  Fund shares sold                                                427                6              7
  Expense reimbursement                                           117               40             89
  Foreign tax                                                       -                -              -
                                                        ----------------------------------------------
    Total assets:                                             211,412           53,385        192,509
                                                        ----------------------------------------------

LIABILITIES AND NET ASSETS:
Cash overdraft                                                      -                -            115
Payables:
  Management fees                                                 211               64            165
  Administration fees                                              17                4             16
  Transfer agent fees                                              33                9             33
  Custodian fees                                                    3                1              3
  Accounting fees                                                   7                2              7
  Directors'/Trustees' fees                                         5                1              5
  Dividends                                                         -                -              -
  Investments purchased                                         2,457               35              -
  Other                                                            28                8             19
                                                        ----------------------------------------------
    Total liabilities:                                          2,761              124            363
                                                        ----------------------------------------------

NET ASSETS                                              $     208,651   $       53,261   $    192,146
                                                        ==============================================

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)           $     192,035   $       43,719   $    260,787
  Accumulated undistributed net investment income (loss)           44                -             20
  Accumulated undistributed net realized gain (loss)
    on sale of investments and foreign
    currency transactions                                     (16,865)          (2,286)      (106,716)
  Net unrealized appreciation (depreciation) in
    value of investments and translation of assets
    and liabilities in foreign currency                        33,437           11,828         38,055
                                                        ----------------------------------------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES             $     208,651   $       53,261   $    192,146
                                                        ==============================================
Capital shares, $1.00 par value except for $0.01
  Money Market and $0.10 Tax-Free Income:
  Authorized                                                   40,000           10,000        100,000
                                                        ==============================================
  Outstanding                                                  11,812            2,240         22,186
                                                        ==============================================

NET ASSET VALUE PER SHARE                               $       17.66   $        23.78   $       8.66
                                                        ==============================================


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 40
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 2003
(in thousands except per share data)

-------------------------------------------------------------------------------------------------------------------
                                                                                              Babson
                                                                                          Stewart Ivory    Babson
                                                              Shadow           Babson     International  Bond Trust
                                                            Stock Fund       Value Fund        Fund     Portfolio L
-------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                    $      78,181   $      272,630   $     10,986   $   81,181
                                                        -----------------------------------------------------------
Investments, at value                                   $      92,124   $      375,176   $     11,393   $   85,074
Cash denominated in foreign currencies,
  at value (cost $104 )                                             -                -            103            -
Cash                                                                -               23            331            8

Receivables:
  Investments sold                                                  -            1,497            181          688
  Interest and dividends                                           83              362             12          848
  Fund shares sold                                                 86               74            100            -
  Expense reimbursement                                            42              122             24           30
  Foreign tax                                                       -                -             48            -
                                                        -----------------------------------------------------------
    Total assets:                                              92,335          377,254         12,192       86,648
                                                        -----------------------------------------------------------

LIABILITIES AND NET ASSETS:
Cash overdraft                                                      7                -              -            -
Payables:
  Management fees                                                  85              337             11           79
  Administration fees                                               7               31              1            7
  Transfer agent fees                                              14               61              6           15
  Custodian fees                                                    1                5             33            1
  Accounting fees                                                   5               13              1            8
  Directors'/Trustees' fees                                         2                9              -            2
  Dividends                                                         -                -              -          308
  Investments purchased                                             -            2,983            232          682
  Other                                                            12               34              6           12
                                                        -----------------------------------------------------------
    Total liabilities:                                            133            3,473            290        1,114
                                                        -----------------------------------------------------------

NET ASSETS                                              $      92,202   $      373,781   $     11,902   $   85,534
                                                        ===========================================================

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)           $      83,038   $      279,227   $     21,740   $   86,366
  Accumulated undistributed net investment income (loss)           31               (2)             -          111
  Accumulated undistributed net realized gain (loss)
    on sale of investments and foreign
    currency transactions                                      (4,810)          (7,990)       (10,250)      (4,836)
  Net unrealized appreciation (depreciation) in
    value of investments and translation of assets
    and liabilities in foreign currency                        13,943          102,546            412        3,893
                                                        -----------------------------------------------------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES             $      92,202   $      373,781   $     11,902   $   85,534
                                                        ===========================================================
Capital shares, $1.00 par value except for $0.01
  Money Market and $0.10 Tax-Free Income:
  Authorized                                                   10,000           50,000         10,000    Unlimited
                                                        ===========================================================
  Outstanding                                                   6,779            9,842          1,074       54,093
                                                        ===========================================================

NET ASSET VALUE PER SHARE                               $       13.60   $        37.98   $      11.08   $     1.58
                                                        ===========================================================

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2003
(IN THOUSANDS EXCEPT PER SHARE DATA)

-------------------------------------------------------------------------------------------------------
                                                              Babson         Babson          Babson
                                                            Bond Trust     Money Market     Tax-Free
                                                            Portfolio S        Fund        Income Fund
-------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                    $      30,959   $       32,159   $     35,899
                                                        ----------------------------------------------
Investments, at value                                   $      31,985   $       32,159   $     39,612
Cash denominated in foreign currencies,
  at value (cost $104 )                                             -                -              -
Cash                                                                -                5             45

Receivables:
  Investments sold                                                135                -              -
  Interest and dividends                                          308                -            587
  Fund shares sold                                                  -                -              -
  Expense reimbursement                                           208               40             19
  Foreign tax                                                       -                -              -
                                                        ----------------------------------------------
    Total assets:                                              32,636           32,204         40,263
                                                        ----------------------------------------------

LIABILITIES AND NET ASSETS:
Cash overdraft                                                      -                -              -
Payables:
  Management fees                                                 211               27             36
  Administration fees                                               3                3              3
  Transfer agent fees                                               5                6              7
  Custodian fees                                                    1                1              1
  Accounting fees                                                   5                2              2
  Directors'/Trustees' fees                                         1                1              1
  Dividends                                                       115                6            108
  Investments purchased                                           124                -          1,055
  Other                                                             4                4              5
                                                        ----------------------------------------------
    Total liabilities:                                            469               50          1,218
                                                        ----------------------------------------------
NET ASSETS                                              $      32,167   $       32,154   $     39,045
                                                        ==============================================
NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)           $      33,077   $       32,208   $     35,246
  Accumulated undistributed net investment income (loss)           42                -              -
  Accumulated undistributed net realized gain (loss)
    on sale of investments and foreign
    currency transactions                                      (1,978)             (54)            86
  Net unrealized appreciation (depreciation) in
    value of investments and translation of assets
    and liabilities in foreign currency                         1,026                -          3,713
                                                        ----------------------------------------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES             $      32,167   $       32,154   $     39,045
                                                        ==============================================
Capital shares, $1.00 par value except for $0.01
  Money Market and $0.10 Tax-Free Income:
  Authorized                                              Unlimited          2,000,000        100,000
                                                        ==============================================
  Outstanding                                                   3,257           32,217          4,078
                                                        ==============================================
NET ASSET VALUE PER SHARE                               $        9.88   $         1.00   $       9.57
                                                        ==============================================

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED JUNE 30, 2003
(IN THOUSANDS)

--------------------------------------------------------------------------------------------
                                                      BABSON        BABSON        BABSON
                                                    ENTERPRISE    ENTERPRISE      GROWTH
                                                       FUND        FUND II      GROWTH FUND
--------------------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends                                        $     2,569   $       560   $      2,108
  Interest                                                  69             7             41
  Foreign tax withheld                                       -            (1)           (14)
                                                   -----------------------------------------
                                                         2,638           566          2,135
                                                   -----------------------------------------

EXPENSES:
  Management fees                                        2,154           644          1,603
  Administration fees                                       33             9             32
  Registration fees                                         71            25             33
  Transfer agent fees                                       33             9             33
  Custodian fees                                             3             1              3
  Accounting fees                                            7             2              7
  Professional fees                                          7             2              7
  Directors'/Trustees' fees                                  5             1              5
  Other                                                      8             2              8
                                                   -----------------------------------------

    Total expenses before voluntary reduction
      of management fees                                 2,321           695          1,731
    Less: voluntary reduction of management fees           117            40             89
                                                   -----------------------------------------
    Net expenses                                         2,204           655          1,642
                                                   -----------------------------------------
    Net investment income (loss)                           434           (89)           493
                                                   -----------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FOREIGN CURRENCY AND OPTIONS:
  Realized gain (loss) from:
    Investment transactions                            (16,021)       (2,283)       (37,354)
    Foreign currency transactions                            -             -              -
    Options transactions                                     -             -         (1,640)
  Change in net unrealized appreciation
  (depreciation) from:
    Investments                                        (13,779)       (1,397)        25,101
    Translation of assets and liabilities
      in foreign currencies                                  -             -              -
                                                   -----------------------------------------
    Net realized and unrealized gain (loss)
      on investments and foreign
      currency transactions                            (29,800)       (3,680)       (13,893)
                                                   -----------------------------------------
    Increase (decrease) in net assets
      resulting from operations                    $   (29,366)  $    (3,769)  $    (13,400)
                                                   -----------------------------------------


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
June 30, 2003                                                                 42
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED JUNE 30, 2003
(in thousands)

                                                                                   BABSON
                                                                                STEWART IVORY      BABSON
                                                      SHADOW        BABSON      INTERNATIONAL    BOND TRUST
                                                    STOCK FUND    VALUE FUND        FUND         PORTFOLIO L
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                        $     1,149   $     8,087   $          341   $          2
  Interest                                                  20            78                -          5,347
  Foreign tax withheld                                      (6)         (136)             (37)             -
-------------------------------------------------------------------------------------------------------------
                                                         1,163         8,029              304          5,349
-------------------------------------------------------------------------------------------------------------

EXPENSES:
  Management fees                                          822         3,411              120            843
  Administration fees                                       14            62                2             15
  Registration fees                                         31            42               26             24
  Transfer agent fees                                       14            61                6             15
  Custodian fees                                            12             5               30              1
  Accounting fees                                            5            13                1              8
  Professional fees                                          3            14                -              4
  Directors'/Trustees' fees                                  2             9                -              2
  Other                                                      4            16                1              4
-------------------------------------------------------------------------------------------------------------

  Total expenses before voluntary reduction
      of management fees                                   907         3,633              186            916
    Less: voluntary reduction of management fees            42           122               24             30
-------------------------------------------------------------------------------------------------------------
    Net expenses                                           865         3,511              162            886
-------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                           298         4,518              142          4,463
-------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FOREIGN CURRENCY AND OPTIONS:
  Realized gain (loss) from:
    Investment transactions                             (4,610)       (5,434)          (3,943)        (1,159)
    Foreign currency transactions                            -             -              622              -
    Options transactions                                     -             -                -              -
  Change in net unrealized appreciation
  (depreciation) from:
    Investments                                           (850)      (45,673)             658          3,818
    Translation of assets and liabilities
      in foreign currencies                                  -             -               (2)             -
-------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss)
      on investments and foreign
      currency transactions                             (5,460)      (51,107)          (2,665)         2,659
-------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      resulting from operations                    $    (5,162)  $   (46,589)  $       (2,523)  $      7,122
-------------------------------------------------------------------------------------------------------------


                                                      Babson         Babson         Babson
                                                    Bond Trust    Money Market     Tax-Free
                                                    Portfolio S       Fund       Income Fund
----------------------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends                                        $          1   $           -  $          -
  Interest                                                1,807             545         1,797
  Foreign tax withheld                                        -               -             -
----------------------------------------------------------------------------------------------
                                                          1,808             545         1,797
----------------------------------------------------------------------------------------------

EXPENSES:
  Management fees                                           298             306           355
  Administration fees                                         5               5             7
  Registration fees                                          12              52            21
  Transfer agent fees                                         5               6             7
  Custodian fees                                              1               1             1
  Accounting fees                                             5               2             3
  Professional fees                                           2               1             2
  Directors'/Trustees' fees                                   1               1             1
  Other                                                       1               1             1
----------------------------------------------------------------------------------------------
    Total expenses before voluntary reduction
      of management fees                                    330             375           398
    Less: voluntary reduction of management fees            114              40            19
----------------------------------------------------------------------------------------------
    Net expenses                                            216             335           379
----------------------------------------------------------------------------------------------
    Net investment income (loss)                          1,592             210         1,418
----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FOREIGN CURRENCY AND OPTIONS:
  Realized gain (loss) from:
    Investment transactions                                (215)              -            86
    Foreign currency transactions                             -               -             -
    Options transactions                                      -               -             -
  Change in net unrealized appreciation
  (depreciation) from:
    Investments                                           1,069               -         1,730
    Translation of assets and liabilities
      in foreign currencies                                   -               -             -
----------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss)
      on investments and foreign
      currency transactions                                 854               -         1,816
----------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      resulting from operations                    $      2,446   $         210  $      3,234
----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
June 30, 2003                                                                 43
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED JUNE 30, 2003
(in thousands)

----------------------------------------------------------------------------------------------------------------
                                                       Babson Enterprise Fund        Babson Enterprise Fund II
                                                        2003           2002            2003            2002
----------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                     $         434   $        89   $           (89)  $        (79)
  Net realized gain (loss) from investments,
    foreign currency transactions
    and options transactions                             (16,021)        5,588            (2,283)         1,659
  Change in net unrealized appreciation
    (depreciation) on investments and
    translation of assets and liabilities in
    foreign currencies during the period                 (13,779)       26,507            (1,397)          (195)
                                                   -------------------------------------------------------------
      Net increase (decrease) in net assets
        resulting from operations                        (29,366)       32,184            (3,769)         1,385

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                     (390)         (434)                -            (27)
  Net realized gain from investment transactions            (229)       (2,483)           (1,110)        (2,831)
  Return of capital                                            -             -                 -              -
                                                   -------------------------------------------------------------
      Total distributions to shareholders                   (619)       (2,917)           (1,110)        (2,858)

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                             77,754       570,846             9,289         20,452
  Reinvested distributions                                   529         2,699             1,044          2,702
                                                   -------------------------------------------------------------
                                                          78,283       573,545            10,333         23,154
  Shares repurchased                                    (209,998)     (369,187)          (13,613)       (20,583)
                                                   -------------------------------------------------------------
      Net increase (decrease) from
        capital share transactions                      (131,715)      204,358            (3,280)         2,571
                                                   -------------------------------------------------------------
        Net increase (decrease) in net assets           (161,700)      233,625            (8,159)         1,098

NET ASSETS:
  Beginning of period                                    370,351       136,726            61,420         60,322
                                                   -------------------------------------------------------------
  End of period                                    $     208,651   $   370,351   $        53,261   $     61,420
                                                   =============================================================
  Undistributed net investment income (loss)
    at end of period                               $          44   $         -   $             -   $          -
                                                   =============================================================

Fund share transactions:
  Shares sold                                              5,059        32,203               425            774
  Reinvested distributions                                    30           178                44            109
                                                   -------------------------------------------------------------
                                                           5,089        32,381               469            883
  Shares repurchased                                     (13,870)      (20,762)             (626)          (789)
                                                   -------------------------------------------------------------
      Net increase (decrease)
        in fund shares                                    (8,781)       11,619              (157)            94
                                                   =============================================================


See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
June 30, 2003                                                                 44
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEARS ENDED JUNE 30
(in thousands)


-------------------------------------------------------------------------------------------------
                                                     Babson Growth Fund      Shadow Stock Fund
                                                      2003        2002        2003       2002
-------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                     $      493   $    (84)  $     298   $    181
  Net realized gain (loss) from investments,
    foreign currency transactions
    and options transactions                          (38,994)   (53,403)     (4,610)     4,219
  Change in net unrealized appreciation
    (depreciation) on investments and
    translation of assets and liabilities in
    foreign currencies during the period               25,101    (26,817)       (850)     3,074
-------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        resulting from operations                     (13,400)   (80,304)     (5,162)     7,474

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                  (473)         -        (297)      (112)
  Net realized gain from investment transactions            -     (6,394)     (1,908)    (1,029)
  Return of capital                                         -          -           -          -
-------------------------------------------------------------------------------------------------
      Total distributions to shareholders                (473)    (6,394)     (2,205)    (1,141)

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                          19,171     16,082      41,993     76,189
  Reinvested distributions                                428      5,913       2,092      1,084
-------------------------------------------------------------------------------------------------
                                                       19,599     21,995      44,085     77,273
  Shares repurchased                                  (39,642)   (55,883)    (40,828)   (49,456)
-------------------------------------------------------------------------------------------------
      Net increase (decrease) from
        capital share transactions                    (20,043)   (33,888)      3,257     27,817
-------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets         (33,916)  (120,586)     (4,110)    34,150

NET ASSETS:
  Beginning of period                                 226,062    346,648      96,312     62,162
-------------------------------------------------------------------------------------------------
  End of period                                    $  192,146   $226,062   $  92,202   $ 96,312
=================================================================================================
  Undistributed net investment income (loss)
    at end of period                               $       20   $      -   $      31   $     31
=================================================================================================

Fund share transactions:
  Shares sold                                           2,343      1,469       3,453      5,330
  Reinvested distributions                                 48        537         156         82
-------------------------------------------------------------------------------------------------
                                                        2,391      2,006       3,609      5,412
  Shares repurchased                                   (4,795)    (5,121)     (3,427)    (3,513)
-------------------------------------------------------------------------------------------------
      Net increase (decrease)
        in fund shares                                 (2,404)    (3,115)        182      1,899
=================================================================================================

---------------------------------------------------------------------------------------------------
                                                                            BABSON-STEWART IVORY
                                                     BABSON VALUE FUND       INTERNATIONAL FUND
                                                     2003         2002         2003        2002
---------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                     $  4,518   $     4,561   $     142   $     (162)
  Net realized gain (loss) from investments,
    foreign currency transactions
    and options transactions                         (5,434)       18,670      (3,321)      (5,968)
  Change in net unrealized appreciation
    (depreciation) on investments and
    translation of assets and liabilities in
    foreign currencies during the period            (45,673)      (39,608)        656          504
                                                   ------------------------------------------------
    Net increase (decrease) in net assets
        resulting from operations                   (46,589)      (16,377)     (2,523)      (5,626)

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                              (4,450)         (771)        (91)           -
  Net realized gain from investment transactions          -        (7,008)          -            -
  Return of capital                                       -        (4,209)       (676)           -
                                                   ------------------------------------------------
      Total distributions to shareholders            (4,450)      (11,988)       (767)           -

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                        83,748        49,963         742       55,959
  Reinvested distributions                            4,271        11,465         708            -
                                                   ------------------------------------------------
                                                     88,019        61,428       1,450       55,959
  Shares repurchased                                (99,686)      (92,393)     (3,943)     (83,736)
                                                   ------------------------------------------------
      Net increase (decrease) from
        capital share transactions                  (11,667)      (30,965)     (2,493)     (27,777)
                                                   ------------------------------------------------
        Net increase (decrease) in net assets       (62,706)      (59,330)     (5,783)     (33,403)

NET ASSETS:
  Beginning of period                               436,487       495,817      17,685       51,088
                                                   ------------------------------------------------
  End of period                                    $373,781   $   436,487   $  11,902   $   17,685
                                                   ================================================
  Undistributed net investment income (loss)
    at end of period                               $     (2)  $      (196)  $       -   $      (35)
                                                   ================================================

Fund share transactions:
  Shares sold                                         2,327         1,223          65        3,965
  Reinvested distributions                              119           207          62            -
                                                   ------------------------------------------------
                                                      2,446         1,430         127        3,965
  Shares repurchased                                 (2,790)       (2,159)       (340)      (5,885)
                                                   ------------------------------------------------
      Net increase (decrease)
        in fund shares                                 (344)         (729)       (213)      (1,920)
                                                   ================================================



See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
June 30, 2003                                                                 45
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEARS ENDED JUNE 30
(in thousands)

---------------------------------------------------------------------------------------------------
                                                      Babson Bond Trust       Babson Bond Trust
                                                         Portfolio L             Portfolio S
                                                      2003         2002        2003        2002
---------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                     $    4,463   $   5,094   $   1,592   $    1,667
  Net realized gain (loss) from investments            (1,159)       (175)       (215)         (82)
  Change in net unrealized appreciation
    (depreciation) on investments                       3,818         281       1,069           19
                                                   ------------------------------------------------
      Net increase (decrease) in net assets
        resulting from operations                       7,122       5,200       2,446        1,604

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                (4,463)     (5,226)     (1,592)      (1,760)
  Net realized gain from investment transactions            -           -           -            -
                                                   ------------------------------------------------
      Total distributions to shareholders              (4,463)     (5,226)     (1,592)      (1,760)

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                          10,988       6,785       7,866        9,794
  Reinvested distributions                              3,852       4,398       1,458        1,575
                                                   ------------------------------------------------
                                                       14,840      11,183       9,324       11,369
  Shares repurchased                                  (23,521)    (16,891)     (8,919)     (10,659)
                                                   ------------------------------------------------
      Net increase (decrease) from
        capital share transactions                     (8,681)     (5,708)        405          710
                                                   ------------------------------------------------
        Net increase (decrease) in net assets          (6,022)     (5,734)      1,259          554

NET ASSETS:
  Beginning of period                                  91,556      97,290      30,908       30,354
                                                   ------------------------------------------------
  End of period                                    $   85,534   $  91,556   $  32,167   $   30,908
                                                   ================================================
  Undistributed net investment income (loss)
    at end of period                               $      111   $       1   $      42   $        -
                                                   ================================================

Fund share transactions:
  Shares sold                                           7,110       4,351         811        1,003
  Reinvested distributions                              2,497       2,816         150          161
                                                   ------------------------------------------------
                                                        9,607       7,167         961        1,164
  Shares repurchased                                  (15,177)    (10,867)       (919)      (1,090)
                                                   ------------------------------------------------
      Net increase (decrease)
        in fund shares                                 (5,570)     (3,700)         42           74
                                                   ================================================




See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
June 30, 2003                                                                 46
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEARS ENDED JUNE 30
(in thousands)

--------------------------------------------------------------------------------------------
                                                          Babson               Babson
                                                    Money Market Fund   Tax-Free Income Fund
                                                     2003       2002       2003      2002
--------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income (loss)                     $    210   $    600   $ 1,418   $  1,425
  Net realized gain (loss) from investments               -         32        86        115
  Change in net unrealized appreciation
    (depreciation) on investments                         -          -     1,730        702
                                                   -----------------------------------------
      Net increase (decrease) in net assets
        resulting from operations                       210        632     3,234      2,242

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                (210)      (600)   (1,418)    (1,425)
  Net realized gain from investment transactions          -          -       (56)         -
                                                   -----------------------------------------
      Total distributions to shareholders              (210)      (600)   (1,474)    (1,425)

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                        23,111     35,303     7,306      6,714
  Reinvested distributions                              224        661       900        855
                                                   -----------------------------------------
                                                     23,335     35,964     8,206      7,569
  Shares repurchased                                (29,058)   (37,918)   (7,356)    (6,807)
                                                   -----------------------------------------
      Net increase (decrease) from
        capital share transactions                   (5,723)    (1,954)      850        762
                                                   -----------------------------------------
        Net increase (decrease) in net assets        (5,723)    (1,922)    2,610      1,579

NET ASSETS:
  Beginning of period                                37,877     39,799    36,435     34,856
                                                   -----------------------------------------
  End of period                                    $ 32,154   $ 37,877   $39,045   $ 36,435
                                                   =========================================
  Undistributed net investment income (loss)
    at end of period                               $      -   $      -   $     -   $      -
                                                   =========================================

Fund share transactions:
  Shares sold                                        23,111     35,303       779        741
  Reinvested distributions                              224        661        96         95
                                                   -----------------------------------------
                                                     23,335     35,964       875        836
  Shares repurchased                                (29,058)   (37,917)     (782)      (743)
                                                   -----------------------------------------
      Net increase (decrease)
        in fund shares                               (5,723)    (1,953)       93         93
                                                   =========================================



See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
June 30, 2003                                                                 47
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

The Babson Enterprise Fund, Babson Enterprise Fund II, David L. Babson Growth Fund, Shadow Stock Fund, Babson Value Fund, Babson-Stewart Ivory International Fund, D.L. Babson Bond Trust, D.L. Babson Money Market Fund and D.L. Babson Tax-Free Income Fund (collectively referred to herein as the "Funds") are registered under the Investment Company Act of 1940, as amended, as no-load open-end, diversified management investment companies. The D.L. Babson Bond Trust (comprising of Portfolio L and S) is of a series type and has been reorganized as a Delaware Business Trust according to the Delaware Business Trust Act of 1988. The Fund accounts for the assets of each Series separately and allocates general liabilities of a Fund to each Series based upon the relative net assets of each Series. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements:

A. INVESTMENT VALUATION - Securities are valued at the latest sales price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the mean between the last reported bid and asked prices. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Directors. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates in London last quoted by a major bank. If such quotations are not available as of 4:00 P.M. (Eastern Time), the rate of exchange will be determined in good faith by the Board of Directors/Trustees. Money Market instruments are valued at amortized cost which approximates market value. The D.L. Babson Money Market Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

B. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized for financial reporting purposes and are included in interest income.

C. OPTIONS - Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

D. FOREIGN CURRENCY TRANSLATION - All assets and liabilities expressed in foreign currencies are converted into U.S. dollars based on exchange rates last quoted by a major bank in London at the end of the period. The cost of portfolio securities is translated at the rates of exchange prevailing when acquired. Dividend income is translated at the rate of exchange on the ex-dividend date. The effects of changes in foreign currency exchange rates on investments in securities are included in net realized and unrealized gain (loss) on investments in the Statement of Operations.

E. FORWARD FOREIGN CURRENCY CONTRACTS - The Babson-Stewart Ivory International Fund may enter into forward foreign currency contracts as a way of managing foreign exchange rate risk. The portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. These contracts may also be used to hedge the U.S. dollar value of securities owned which are denominated in foreign currencies.

Forward foreign currency contracts are valued each day at the close of the New York Stock Exchange at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss equal to the difference between the value of the contract at the time it was opened and closed is recorded.


--------------------------------------------------------------------------------
June 30, 2003                                                                 48
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure the portfolio has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts.

F. REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Funds' investment advisor deems creditworthy under guidelines approved by the Funds' Board of Directors/Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

G. FEDERAL TAXES - No provision for federal income taxes has been made since the Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to shareholders on a timely basis. It is also the intention of the Funds to distribute an amount sufficient to avoid imposition of any federal excise tax.

As of June 30, 2003, the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains and the post-October capital losses that are deferred to the first day of the next year are as follows:

               CAPITAL LOSS            POST-OCTOBER
FUND             CARRYOVER    EXPIRES     LOSSES
----------------------------------------------------
Enterprise     $  16,231,051     2011  $           -
               =============           =============

Enterprise II  $   2,283,852     2011  $           -
               =============           =============

Growth         $  44,250,086     2010  $   7,760,902
                                       =============
                  51,087,562     2011
               -------------
               $  95,337,648
               =============

Shadow Stock   $   3,790,606     2011  $     877,860
               =============           =============

Value          $   4,239,465     2011  $           -
               =============           =============

Stewart Ivory  $     101,277     2009  $   1,897,849
                                       =============
                   3,455,652     2010
                   4,752,636     2011
               -------------
               $   8,309,565
               =============

Bond - L       $   1,367,653     2004  $      74,532
                                       =============
                     545,666     2005
                     104,840     2009
                   1,268,050     2010
                   1,108,515     2011
               -------------
               $   4,394,724
               =============

Bond - S       $     577,562     2004  $     144,139
                                       =============
                     442,862     2005
                     115,326     2008
                     377,379     2009
                      90,261     2010
               -------------
               $   1,603,390
               =============

Money Market   $         306     2005  $           -
                                       =============
                         136     2006
                       1,135     2008
                          45     2009
                      52,860     2010
               -------------
               $      54,482
               =============


H. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to losses deferred due to wash sales, post-October loss deferrals, foreign currency transactions and the use of equalization for income tax purposes.


--------------------------------------------------------------------------------
June 30, 2003                                                                 49
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


The tax character of distributions paid during the fiscal years ended June 30, 2003 and 2002, were as follows:

                                    2003
               ------------------------------------------------
                            CAPITAL      RETURN
FUND            ORDINARY      GAIN     OF CAPITAL     TOTAL*
---------------------------------------------------------------
Enterprise     $  618,537  $        -  $         -  $   618,537
Enterprise II      77,587   1,031,703            -    1,109,290
Growth            473,231           -            -      473,231
Shadow Stock    1,300,235     905,101            -    2,205,336
Value           4,450,101           -            -    4,450,101
Stewart Ivory      90,891           -      675,757      766,648
Bond - L        4,575,982           -            -    4,575,982
Bond - S        1,620,792           -            -    1,620,792
Money Market      231,443           -            -      231,443
Tax-Free        1,427,702      56,360            -    1,484,062

                                    2002
               ------------------------------------------------
                            CAPITAL      RETURN
FUND            ORDINARY      GAIN     OF CAPITAL     TOTAL*
---------------------------------------------------------------
Enterprise     $  576,098  $8,090,098  $         -  $ 8,666,196
Enterprise II     147,929   3,110,862            -    3,258,791
Growth            541,141   5,851,651        1,580    6,394,372
Shadow Stock      701,566   2,389,836            -    3,091,402
Value           5,147,714   2,631,602    4,208,996   11,988,312
Stewart Ivory           -           -            -            -
Bond - L        5,273,276           -            -    5,273,276
Bond - S        1,771,482           -            -    1,771,482
Money Market      679,058           -            -      679,058
Tax-Free        1,427,713           -            -    1,427,713

* Total distributions paid differ from the Statement of Changes in Net Assets due primarily to the use of equalization debits for tax purposes and dividends payable.

On the Statements of Assets and Liabilities the following adjustments were made for permanent tax adjustments:

                  ACCUMULATED     UNDISTRIBUTED
                  NET REALIZED   NET INVESTMENT    PAID IN
FUND              GAIN (LOSS)        INCOME        CAPITAL
------------------------------------------------------------
Enterprise       $    (228,580)  $       228,580  $       -
Enterprise II          (77,587)          167,104    (89,517)
Shadow Stock        (1,002,765)        1,002,765          -
Value                        -           125,743   (125,743)
Stewart Ivory           16,311           659,446   (675,757)
Bond - L               313,517           109,810   (423,327)
Bond - S               318,620            41,902   (360,522)
Money Market             6,578                 -     (6,578)
Tax-Free Income           (429)              429          -

As of June 30, 2003, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                              ENTERPRISE     ENTERPRISE II       GROWTH
--------------------------------------------------------------------------------------------
Undistributed ordinary income               $      43,829   $            -   $       19,445
Undistributed long-term capital gains                   -                -                -
                                            ------------------------------------------------
Accumulated earnings                               43,829                -           19,445
Accumulated capital and other losses**        (16,231,051)      (2,283,852)    (103,098,550)
Unrealized appreciation (depreciation)***      32,803,639       11,825,713       34,437,469
                                            ------------------------------------------------
Total accumulated earnings (deficit)        $  16,616,417   $    9,541,861   $  (68,641,636)
                                            ================================================

                                            SHADOW STOCK         VALUE        STEWART IVORY
--------------------------------------------------------------------------------------------
Undistributed ordinary income               $      30,942   $       67,334   $            -
Undistributed long-term capital gains                   -                -                -
                                            ------------------------------------------------
Accumulated earnings                               30,942           67,334                -
Accumulated capital and other losses**         (4,668,466)      (4,239,465)     (10,207,414)
Unrealized appreciation (depreciation)***      13,801,441       98,725,929          369,147
                                            ------------------------------------------------
Total accumulated earnings (deficit)        $   9,163,917   $   94,553,798   $   (9,838,267)
                                            ================================================

                                               BOND - L         BOND - S       MONEY MARKET
--------------------------------------------------------------------------------------------
Undistributed ordinary income               $     419,544   $      156,825   $        5,695
Undistributed long-term capital gains                   -                -                -
                                            ------------------------------------------------
Accumulated earnings                              419,544          156,825            5,695
Distributions payable                            (308,475)        (114,921)          (5,930)
Accumulated capital and other losses**         (4,469,256)      (1,747,529)         (54,482)
Unrealized appreciation (depreciation)***       3,525,625          794,901                -
                                            ------------------------------------------------
Total accumulated earnings (deficit)        $    (832,562)  $     (910,724)  $      (54,717)
                                            ================================================


--------------------------------------------------------------------------------
June 30, 2003                                                                 50
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                               TAX-FREE
----------------------------------------------------------

Undistributed tax-exempt income             $     107,830
Undistributed ordinary income                           -
Undistributed long-term capital gains              85,537
                                            --------------
Accumulated earnings                              193,367
Distributions payable                            (107,873)
Accumulated capital and other losses**                  -
Unrealized appreciation (depreciation)***       3,712,584
                                            --------------
Total accumulated earnings (deficit)        $   3,798,078
                                            ==============

** Certain Funds had net capital loss carryovers and deferred post-October losses as identified elsewhere in the Notes.

*** The differences between book-basis and tax-basis unrealized appreciation
    (depreciation) is attributable primarily to the tax deferral of wash sale losses and the differences between book and tax amortization of bond premiums.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. MANAGEMENT FEES:

On May 1, 2003, RBC Dain Rauscher Corp. ("RBC Dain") purchased from Business Men's Assurance Company of America ("BMA") all of the outstanding shares of common stock of Jones & Babson, Inc. ("J&B"), the investment manager and principal underwriter for the Funds. J&B, formerly a wholly-owned subsidiary of BMA, is a wholly-owned subsidiary of RBC Dain. RBC Dain, a Minneapolis, Minnesota-based holding company formed in 1973, provides investment advice and services to individual investors in the western United States and investment banking, research and sales services to corporate and governmental clients nationwide and in Europe through its principal subsidiary, Dain Rauscher Inc. ("Dain Rauscher"). RBC Dain is a wholly-owned subsidiary of Royal Bank of Canada, a Canadian chartered bank. Shares of Royal Bank of Canada are listed on the Toronto Stock Exchange and on the New York Stock Exchange.

Management fees are paid to J&B in accordance with the advisory agreements with the Funds. Management fees are accrued daily and paid monthly. Effective May 1, 2003, the fees charged are calculated based on the following annual rates of average daily net assets:

                          AVERAGE DAILY NET   ANNUAL RATE
FUND                        ASSETS OF FUND     PERCENTAGE
----------------------------------------------------------
Enterprise                Up to $30 million          1.40%
                          Over $30 million           0.90%
Enterprise II             Up to $30 million          1.40%
                          Over $30 million           0.90%
Growth                    Up to $250 million         0.75%
                          Over $250 million          0.60%

Shadow Stock                                         0.90%
Value                                                0.85%
Stewart Ivory                                        0.85%
Bond Trust - Portfolio L                             0.85%
Bond Trust - Portfolio S                             0.85%
Money Market                                         0.75%
Tax-Free Income                                      0.85%

Prior to May 1, 2003, management fees were paid under previous management agreements, which provided that the annual fees charged by J&B covered all normal operating costs of the Funds except for certain minimal expenses borne by the Funds. J&B and each Fund entered into new investment advisory agreements effective May 1, 2003. The new investment advisory agreements provide that the Funds directly pay for their own expenses (advisory and non-advisory) rather than paying a single "unified" management fee to J&B.

In order to retain the same general economic effect of the old "unified" fee structure, J&B and each Fund entered into an Administrative Services Agreement under which J&B will provide fund administration, transfer agency, fund accounting and other services in a manner similar to arrangements under the old management agreement. Each Fund will pay J&B an annual fee of .10% of average daily net assets under the Administrative Services Agreement. However, the advisory fee under the new investment advisory agreement for each Fund has been reduced from its previous level (see the Prospectus Supplement dated May 1, 2003 for more information) such that the combined advisory and administrative fees are identical to the old management fees.


--------------------------------------------------------------------------------
June 30, 2003                                                                 51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


Additionally, the Funds entered into an Expense Limitation Agreement ("the Agreement") with J&B effective May 1, 2003. Under the terms of this agreement, J&B has agreed to waive its management fee and, if necessary, to bear certain operating expenses in order to limit the total annual operating expenses of the Funds for at least the next two years. The limits imposed for each Fund are calculated based on the total fees and expenses incurred for the year ended June 30, 2002.

The Agreement provides that J&B may delegate any or all of its rights, duties and obligations under the Agreement to one or more sub-advisers.

The Agreement provides that J&B will not be liable for any loss suffered by the Funds in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties.

The Agreement may be terminated without penalty by vote of the Directors/Trustees, as to any Fund by the shareholders of that Fund, or by J&B on 60 days written notice. The Agreement also terminates without payment of any penalty in the event of its assignment. In addition, the Agreement may be materially amended only by a vote of the shareholders of the affected Fund(s), and provides that it will continue in effect from year to year, after its initial two-year term, only so long as such continuance is approved at least annually with respect to each Fund by vote of either the Directors/Trustees or the shareholders of the Fund, and, in either case, by a majority of the Directors/Trustees who are not "interested persons" of J&B. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Boards considered that the Agreement provides that no increase in fees and expenses from the current levels can occur for at least two years. The Boards considered that the new Investment Advisory Agreements, related Administrative Services Agreement and Expense Limitation Agreement contain economic terms and conditions no less favorable than those that have been in place and provide for services of the same nature and quality as those that have been in place. The Boards discussed the nature of the proposed contractual expense limitation arrangements and the manner in which the arrangements could be continued, modified or terminated.

Babson-Stewart Ivory International Fund utilizes the services of First State Investments (UK) Limited as a sub-adviser.

For the year ended June 30, 2003, the annual expense limits, expressed as a percentage of average net assets, were as follows:

                           ANNUAL RATE
FUND                        PERCENTAGE
--------------------------------------
Enterprise                       1.08%
Enterprise II                    1.30%
Growth                           0.85%
Shadow Stock                     1.03%
Value                            0.96%
Stewart Ivory                    1.65%
Bond Trust - Portfolio L         0.98%
Bond Trust - Portfolio S         0.68%
Money Market                     0.93%
Tax-Free Income                  0.99%


3. INVESTMENT TRANSACTIONS:

Investment transactions for the year ended June 30, 2003, (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:

BABSON ENTERPRISE FUND:
                                          Purchases            $ 26,792,007
                                          Proceeds from sales   157,354,989

BABSON ENTERPRISE FUND II:
                                          Purchases            $ 12,770,238
                                          Proceeds from sales    16,128,583

BABSON GROWTH FUND:
                                          Purchases            $137,141,125
                                          Proceeds from sales   155,121,797

SHADOW STOCK FUND:
                                          Purchases            $ 20,236,529
                                          Proceeds from sales    14,533,547

BABSON VALUE FUND:
                                          Purchases            $288,176,297
                                          Proceeds from sales   301,064,204

BABSON-STEWART IVORY INTERNATIONAL FUND:
                                          Purchases            $  8,751,358
                                          Proceeds from sales    12,947,087

BABSON BOND TRUST - PORTFOLIO L:
                                          Purchases            $ 43,032,883
                                          Proceeds from sales    39,667,070

BABSON BOND TRUST - PORTFOLIO S:
                                          Purchases            $ 19,865,700
                                          Proceeds from sales    13,879,009

BABSON TAX-FREE INCOME FUND:
                                          Purchases            $  7,389,172
                                          Proceeds from sales     5,665,472


--------------------------------------------------------------------------------
June 30, 2003                                                                 52
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

==========================================================================================================================
BABSON ENTERPRISE FUND
==========================================================================================================================
                                                                                                 SEVEN MONTHS
                                                                                                    ENDED      YEAR ENDED
Condensed data for a share of capital stock                       YEARS ENDED JUNE 30,             JUNE 30,    NOVEMBER 30
outstanding throughout each period.                       2003       2002       2001      2000      1999          1998
--------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $  17.98   $  15.24   $  13.82   $  14.72   $   16.63   $    21.22
                                                       -------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                           0.04       0.02       0.03       0.03        0.03         0.04
    Net gains (losses) on securities
      (both realized and unrealized)                      (0.31)      3.08       2.46       0.18        0.58        (2.15)
                                                       -------------------------------------------------------------------
  Total from investment operations                        (0.27)      3.10       2.49       0.21        0.61        (2.11)
                                                       -------------------------------------------------------------------

  Less distributions:
    Dividends from net investment income                  (0.03)     (0.05)     (0.02)     (0.04)      (0.05)       (0.06)
    Distributions from capital gains                      (0.02)     (0.31)     (1.05)     (1.07)      (2.47)       (2.42)
                                                       -------------------------------------------------------------------
  Total distributions:                                    (0.05)     (0.36)     (1.07)     (1.11)      (2.52)       (2.48)
                                                       -------------------------------------------------------------------

Net asset value, end of period                         $  17.66   $  17.98   $  15.24   $  13.82   $   14.72   $    16.63
                                                       ===================================================================
Total return*                                            (1.48%)     20.82%     20.08%      2.84%       4.70%     (11.05%)
                                                       ===================================================================

Ratios/Supplemental Data:
Net assets, end of period (in millions)                $    209   $    370   $    137   $    111   $     155   $      179
Ratio of expenses to average net assets**                  1.08%      1.08%      1.15%      1.14%       1.11%        1.09%
Ratio of expenses to average net assets before
    fee waivers and expense reimbursements**               1.14%      1.08%      1.15%      1.14%       1.11%        1.09%
Ratio of net investment income
    to average net assets**                                0.21%      0.04%      0.25%      0.15%       0.32%        0.29%
Ratio of net investment income to average net assets
    before fee waivers and expense reimbursements**        0.15%      0.04%      0.25%      0.15%       0.32%        0.29%
Portfolio turnover rate                                      13%        93%        55%        32%         12%          22%


==========================================================================================================================
BABSON ENTERPRISE FUND II
==========================================================================================================================

                                                                                                 SEVEN MONTHS
                                                                                                     ENDED     YEAR ENDED
Condensed data for a share of capital stock                        YEARS ENDED JUNE 30,             JUNE 30,   NOVEMBER 30
outstanding throughout each period.                         2003      2002       2001      2000      1999          1998
--------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $  25.62   $  26.19   $  25.18   $  24.48   $   23.20   $    26.70
                                                       -------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                          (0.04)     (0.03)      0.04       0.02        0.03         0.10
    Net gains (losses) on securities
      (both realized and unrealized)                      (1.29)      0.73       3.63       1.30        2.37        (1.50)
                                                       -------------------------------------------------------------------
  Total from investment operations                        (1.33)      0.70       3.67       1.32        2.40        (1.40)
                                                       -------------------------------------------------------------------

  Less distributions:
    Dividends from net investment income                      -      (0.01)     (0.03)     (0.02)      (0.05)       (0.05)
    Distributions from capital gains                      (0.51)     (1.26)     (2.63)     (0.60)      (1.07)       (2.05)
                                                       -------------------------------------------------------------------
  Total distributions:                                    (0.51)     (1.27)     (2.66)     (0.62)      (1.12)       (2.10)
                                                       -------------------------------------------------------------------

Net asset value, end of period                         $  23.78   $  25.62   $  26.19   $  25.18   $   24.48   $    23.20
                                                       -------------------------------------------------------------------

Total return*                                            (5.22%)     2.91%      15.54%      5.63%      11.03%      (5.61%)
                                                       -------------------------------------------------------------------

Ratios/Supplemental Data:
Net assets, end of period (in millions)                $     53   $     61   $     60   $     60   $      77   $       83
Ratio of expenses to average net assets**                  1.30%      1.30%      1.30%      1.27%       1.23%        1.22%
Ratio of expenses to average net assets before
    fee waivers and expense reimbursements**               1.38%      1.30%      1.30%      1.27%       1.23%        1.22%
Ratio of net investment income
    to average net assets**                               (0.18%)    (0.14%)     0.12%      0.08%       0.11%        0.40%
Ratio of net investment income to average net assets
    before fee waivers and expense reimbursements**       (0.26%)    (0.14%)     0.12%      0.08%       0.11%        0.40%
Portfolio turnover rate                                      25%        37%        41%        23%         14%          25%

*  Total return not annualized for periods less than one full year

** Annualized for periods less than one full year

   See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
June 30, 2003                                                                 53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

========================================================================================================
BABSON GROWTH FUND
========================================================================================================

Condensed data for a share of capital stock                          YEARS ENDED JUNE 30,
outstanding throughout each period.                      2003      2002       2001       2000     1999
--------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $  9.19   $  12.51   $  20.87   $ 20.01   $20.77
                                                       -------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                          0.02          -      (0.03)    (0.04)    0.02
    Net gains (losses) on securities
      (both realized and unrealized)                     (0.53)     (3.07)     (5.22)     4.00     3.25
                                                       -------------------------------------------------
  Total from investment operations                       (0.51)     (3.07)     (5.25)     3.96     3.27
                                                       -------------------------------------------------

  Less distributions:
    Dividends from net investment income                 (0.02)         -          -         -    (0.02)
    Distributions from capital gains                         -      (0.25)     (3.11)    (3.10)   (4.01)
                                                       -------------------------------------------------
  Total distributions:                                   (0.02)     (0.25)     (3.11)    (3.10)   (4.03)
                                                       -------------------------------------------------

Net asset value, end of period                         $  8.66   $   9.19   $  12.51   $ 20.87   $20.01
                                                       =================================================
Total return*                                           (5.54%)   (24.90%)   (26.27%)    20.69%   17.04%
                                                       =================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)                $   192   $    226   $    347   $   525   $  490
Ratio of expenses to average net assets**                 0.85%      0.85%      0.80%     0.79%    0.79%
Ratio of expenses to average net assets before
    fee waivers and expense reimbursements**              0.90%      0.85%      0.80%     0.79%    0.79%
Ratio of net investment income
    to average net assets**                               0.26%    (0.03%)    (0.16%)   (0.18%)    0.09%
Ratio of net investment income to average net assets
    before fee waivers and expense reimbursements**       0.21%    (0.03%)    (0.16%)   (0.18%)    0.09%
Portfolio turnover rate                                     71%        31%        64%       62%      39%

====================================================================================================
SHADOW STOCK FUND
====================================================================================================

Condensed data for a share of capital stock                         YEARS ENDED JUNE 30,
outstanding throughout each period.                      2003     2002     2001     2000      1999
----------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $ 14.60   $13.23   $12.26   $12.06   $ 13.24
                                                       ---------------------------------------------
  Income from investment operations:
    Net investment income (loss)                          0.05     0.03     0.13     0.09      0.11
    Net gains (losses) on securities
      (both realized and unrealized)                     (0.72)    1.58     1.74     1.04     (0.24)
                                                       ---------------------------------------------
  Total from investment operations                       (0.67)    1.61     1.87     1.13     (0.13)
                                                       ---------------------------------------------
  Less distributions:
    Dividends from net investment income                 (0.04)   (0.02)   (0.13)   (0.07)    (0.07)
    Distributions from capital gains                     (0.29)   (0.22)   (0.77)   (0.86)    (0.98)
                                                       ---------------------------------------------
  Total distributions:                                   (0.33)   (0.24)   (0.90)   (0.93)    (1.05)
                                                       ---------------------------------------------
Net asset value, end of period                         $ 13.60   $14.60   $13.23   $12.26   $ 12.06
                                                       =============================================
Total return*                                           (4.55%)   12.44%   16.82%    9.91%   (0.25%)
                                                       =============================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)                $    92   $   96   $   62   $   45   $    50
Ratio of expenses to average net assets**                 1.03%    1.03%    1.03%    1.07%     1.10%
Ratio of expenses to average net assets before
    fee waivers and expense reimbursements**              1.08%    1.03%    1.03%    1.07%     1.10%
Ratio of net investment income
    to average net assets**                               0.36%    0.26%    1.20%    0.66%     0.97%
Ratio of net investment income to average net assets
    before fee waivers and expense reimbursements**       0.31%    0.26%    1.20%    0.66%     0.97%
Portfolio turnover rate                                     17%      34%      29%      18%       21%


*  Total return not annualized for periods less than one full year

** Annualized for periods less than one full year

   See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
June 30, 2003                                                                 54
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHTLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

BABSON VALUE FUND

                                                                                                    Seven Months    Year Ended
Condensed data for a share of capital stock                       Years Ended June 30,                 Ended        November 30
outstanding throughout each period.                      2003       2002       2001       2000      June 30, 1999      1998
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $  42.85   $  45.43   $  38.76   $  51.36   $       47.42   $      47.73
                                                       -------------------------------------------------------------------------

  Income from investment operations:
    Net investment income (loss)                           0.45       0.44       0.65       1.27            0.45           0.62
    Net gains (losses) on securities
      (both realized and unrealized)                      (4.88)     (1.87)      7.12      (9.35)           5.90           1.09
                                                       -------------------------------------------------------------------------
  Total from investment operations                        (4.43)     (1.43)      7.77      (8.08)           6.35           1.71
                                                       -------------------------------------------------------------------------

  Less distributions:
    Dividends from net investment income                  (0.44)     (0.07)     (0.90)     (0.96)          (0.44)         (0.56)
    Distributions from capital gains                          -      (0.67)     (0.20)     (3.56)          (1.97)         (1.46)
    Return of capital                                         -      (0.41)         -          -               -              -
                                                       -------------------------------------------------------------------------
  Total distributions:                                    (0.44)     (1.15)     (1.10)     (4.52)          (2.41)         (2.02)
                                                       -------------------------------------------------------------------------

Net asset value, end of period                         $  37.98   $  42.85   $  45.43   $  38.76   $       51.36   $      47.42
                                                       =========================================================================

Total return*                                           (10.26%)    (3.02%)     20.30%   (15.93%)          14.14%          3.85%
                                                       =========================================================================

Ratios/Supplemental Data:
Net assets, end of period (in millions)                $    374   $    436   $    496   $    528   $       1,244   $      1,494
Ratio of expenses to average net assets**                  0.96%      0.96%      0.96%      0.96%           0.96%          0.98%
Ratio of expenses to average net assets before
    fee waivers and expense reimbursements**               0.99%      0.96%      0.96%      0.96%           0.96%          0.98%
Ratio of net investment income
    to average net assets**                                1.24%      1.02%      1.38%      2.41%           1.05%          1.28%
Ratio of net investment income to average net assets
    before fee waivers and expense reimbursements**        1.21%      1.02%      1.38%      2.41%           1.05%          1.28%
Portfolio turnover rate                                      78%        25%        27%        18%             13%            42%


BABSON-STEWART IVORY INTERNATIONAL FUND

Condensed data for a share of capital stock                               Years Ended June 30,
outstanding throughout each period.                      2003       2002       2001       2000          1999
-----------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $  13.74   $  15.93   $  23.59   $  19.48   $       19.65
                                                       ----------------------------------------------------------

  Income from investment operations:
    Net investment income (loss)                           0.18      (0.13)     (0.03)     (0.04)           0.03
    Net gains (losses) on securities
      (both realized and unrealized)                      (2.08)     (2.06)     (7.19)      4.45            0.66
                                                       ----------------------------------------------------------
  Total from investment operations                        (1.90)     (2.19)     (7.22)      4.41            0.69
                                                       ----------------------------------------------------------

  Less distributions:
    Dividends from net investment income                  (0.09)         -          -          -           (0.04)
    Distributions from capital gains                          -          -      (0.44)     (0.30)          (0.82)
    Return of capital                                     (0.67)         -          -          -               -
                                                       ----------------------------------------------------------

  Total distributions:                                    (0.76)         -      (0.44)     (0.30)          (0.86)
                                                       ----------------------------------------------------------

Net asset value, end of period                         $  11.08   $  13.74   $  15.93   $  23.59   $       19.48
                                                       ==========================================================

Total return*                                           (13.97%)   (13.72%)   (30.97%)     22.64%           3.76%
                                                       ----------------------------------------------------------

Ratios/Supplemental Data:
Net assets, end of period (in millions)                $     12   $     18   $     51   $     85   $          89
Ratio of expenses to average net assets**                  1.27%      1.65%      1.23%      1.24%           1.23%
Ratio of expenses to average net assets before
    fee waivers and expense reimbursements**               1.46%      1.65%      1.23%      1.24%           1.23%
Ratio of net investment income
    to average net assets**                                1.11%    (0.54%)    (0.15%)    (0.06%)           0.24%
Ratio of net investment income to average net assets
    before fee waivers and expense reimbursements**        0.92%    (0.54%)    (0.15%)    (0.06%)           0.24%
Portfolio turnover rate                                      69%        48%        49%        47%             51%

 * Total return not annualized for periods less than one full year

** Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 55
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHTLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

BABSON BOND TRUST - PORTFOLIO L

                                                                                                Seven Months     Year Ended
Condensed data for a share of capital stock                    Years Ended June 30,                 Ended        November 30
outstanding throughout each period.                     2003    2002(a)      2001      2000     June 30, 1999       1998
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 1.53   $  1.54   $    1.48   $ 1.52   $         1.59   $       1.56
                                                       ----------------------------------------------------------------------

  Income from investment operations:
    Net investment income                                0.08      0.08        0.09     0.09             0.05           0.09
    Net gains (losses) on securities
      (both realized and unrealized)                     0.05     (0.01)       0.06    (0.04)           (0.07)          0.03
                                                       ----------------------------------------------------------------------
  Total from investment operations                       0.13      0.07        0.15     0.05            (0.02)          0.12
                                                       ----------------------------------------------------------------------

  Less distributions:
    Dividends from net investment income                (0.08)    (0.08)      (0.09)   (0.09)           (0.05)         (0.09)
    Distributions from capital gains                        -         -           -        -                -              -
                                                       ----------------------------------------------------------------------
  Total distributions:                                  (0.08)    (0.08)      (0.09)   (0.09)           (0.05)         (0.09)
                                                       ----------------------------------------------------------------------

Net asset value, end of period                         $ 1.58   $  1.53   $    1.54   $ 1.48   $         1.52   $       1.59
                                                       ======================================================================

Total return*                                            8.47%     4.81%      10.45%    3.54%          (1.16%)          8.13%
                                                       ======================================================================

Ratios/Supplemental Data:
Net assets, end of period (in millions)                $   86   $    92   $      97   $  100   $          121   $        128
Ratio of expenses to average net assets**                0.98%     0.98%       0.98%    0.98%            0.97%          0.97%
Ratio of expenses to average net assets before
    fee waivers and expense reimbursements**             1.02%     0.98%       0.98%    0.98%            0.97%          0.97%
Ratio of net investment income
    to average net assets**                              4.95%     5.25%       5.98%    6.14%            5.73%          5.93%
Ratio of net investment income to average net assets
    before fee waivers and expense reimbursements**      4.91%     5.25%       5.98%    6.14%            5.73%          5.93%
Portfolio turnover rate                                    44%       61%         38%      26%              38%            43%

(a) As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 5.37% to 5.25%. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

  * Total return not annualized for periods less than one full year

 ** Annualized for periods less than one full year


See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 56
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHTLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

BABSON BOND TRUST - PORTFOLIO S

                                                                                                Seven Months     Year Ended
Condensed data for a share of capital stock                    Years Ended June 30,                 Ended        November 30
outstanding throughout each period.                     2003    2002(a)      2001      2000     June 30, 1999       1998
-----------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $ 9.61   $  9.66   $    9.35   $ 9.60   $         9.91   $       9.78
                                                       ----------------------------------------------------------------------

  Income from investment operations:
    Net investment income                                0.49      0.54        0.59     0.58             0.33           0.58
    Net gains (losses) on securities
      (both realized and unrealized)                     0.27     (0.04)       0.31    (0.25)           (0.31)          0.13
                                                       ----------------------------------------------------------------------
  Total from investment operations                       0.76      0.50        0.90     0.33             0.02           0.71
                                                       ----------------------------------------------------------------------

  Less distributions:
    Dividends from net investment income                (0.49)    (0.55)      (0.59)   (0.58)           (0.33)         (0.58)
    Distributions from capital gains                        -         -           -        -                -              -
                                                       ----------------------------------------------------------------------
  Total distributions:                                  (0.49)    (0.55)      (0.59)   (0.58)           (0.33)         (0.58)
                                                       ----------------------------------------------------------------------

Net asset value, end of period                         $ 9.88   $  9.61   $    9.66   $ 9.35   $         9.60   $       9.91
                                                       ======================================================================

Total return*                                            8.05%     5.21%       9.85%    3.55%            0.15%          7.47%
                                                       ======================================================================

Ratios/Supplemental Data:
Net assets, end of period (in millions)                $   32   $    31   $      30   $   30   $           37   $         38
Ratio of expenses to average net assets**                0.68%     0.68%       0.68%    0.68%            0.67%          0.67%
Ratio of expenses to average net assets before
  fee waivers and expense reimbursements**               1.04%     0.98%       0.98%    0.98%            0.97%          0.97%
Ratio of net investment income
    to average net assets**                              4.98%     5.32%       6.16%    6.12%            5.75%          5.90%
Ratio of net investment income to average net assets
    before fee waivers and expense reimbursements**      4.62%     5.02%       6.46%    6.42%            6.05%          6.20%
Portfolio turnover rate                                    43%       63%         39%      35%              54%            60%

(a) As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 5.37% to 5.25%. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

  * Total return not annualized for periods less than one full year

 ** Annualized for periods less than one full year


See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 57
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
FINANCIAL HIGHTLIGHTS
-----------------------------------------------------------------------------------------------------

BABSON MONEY MARKET FUND(a)

Condensed data for a share of capital stock                         Years Ended June 30,
outstanding throughout each period.                     2003     2002     2001       2000      1999
-----------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $ 1.00   $ 1.00   $ 1.00   $    1.00   $ 1.00
                                                       ----------------------------------------------

  Income from investment operations:
    Net investment income                                0.01     0.02     0.05        0.05     0.04

  Less distributions:
    Dividends from net investment income                (0.01)   (0.02)   (0.05)      (0.05)   (0.04)
                                                       ----------------------------------------------

Net asset value, end of period                         $ 1.00   $ 1.00   $ 1.00   $    1.00   $ 1.00
                                                       ==============================================

Total return*                                            0.56%    1.55%    5.13%       4.97%    4.38%
                                                       ==============================================

Ratios/Supplemental Data:
Net assets, end of period (in millions)                $   32   $   38   $   40   $      39   $   39
Ratio of expenses to average net assets**                0.91%    0.93%    0.90%       0.88%    0.88%
Ratio of expenses to average net assets before
    fee waivers and expense reimbursements**             1.02%    0.93%    0.90%       0.88%    0.88%
Ratio of net investment income
    to average net assets**                              0.58%    1.56%    5.01%       4.86%    4.30%
Ratio of net investment income to average net assets
    before fee waivers and expense reimbursements**      0.47%    1.56%    5.01%       4.86%    4.30%

(a) The financial highlights for the Babson Money Market Fund as set forth herein evaluate the historical financial highlights of the Prime Portfolio. The assets of the Federal Portfolio were acquired by the Prime Portfolio on October 31, 2000.

  * Total return not annualized for periods less than one full year

 ** Annualized for periods less than one full year

BABSON TAX-FREE INCOME FUND(B)

Condensed data for a share of capital stock                         Years Ended June 30,
outstanding throughout each period.                     2003     2002     2001       2000      1999
-----------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $ 9.14   $ 8.96   $ 8.62   $    8.91   $ 9.22
                                                       ----------------------------------------------

  Income from investment operations:
    Net investment income                                0.35     0.36     0.37        0.39     0.40
    Net gains (losses) on securities
      (both realized and unrealized)                     0.44     0.18     0.38       (0.21)   (0.24)
                                                       ----------------------------------------------
  Total from investment operations                       0.79     0.54     0.75        0.18     0.16
                                                       ----------------------------------------------

  Less distributions:
    Dividends from net investment income                (0.35)   (0.36)   (0.37)      (0.39)   (0.40)
    Distributions from capital gains                    (0.01)       -    (0.04)      (0.08)   (0.07)
                                                       ----------------------------------------------
  Total distributions:                                  (0.36)   (0.36)   (0.41)      (0.47)   (0.47)
                                                       ----------------------------------------------

Net asset value, end of period                         $ 9.57   $ 9.14   $ 8.96   $    8.62   $ 8.91
                                                       ==============================================

Total return*                                            8.82%    6.12%    8.89%       2.18%    1.70%
                                                       ==============================================

Ratios/Supplemental Data:
Net assets, end of period (in millions)                $   39   $   36   $   35   $      24   $   26
Ratio of expenses to average net assets**                0.99%    0.99%    1.00%       1.01%    1.03%
Ratio of expenses to average net assets before
    fee waivers and expense reimbursements**             1.04%    0.99%    1.00%       1.01%    1.03%
Ratio of net investment income
    to average net assets**                              3.73%    3.96%    4.19%       4.53%    4.36%
Ratio of net investment income to average net assets
    before fee waivers and expense reimbursements**      3.68%    3.96%    4.19%       4.53%    4.36%
Portfolio turnover rate                                    15%      12%      27%         48%       9%

(a) The financial highlights for the Babson Money Market Fund as set forth herein evaluate the historical financial highlights of the Prime Portfolio. The assets of the Federal Portfolio were acquired by the Prime Portfolio on October 31, 2000.

(b) The financial highlights for the Babson Tax-Free Income Fund as set forth herein evaluate the historical financial highlights of the Portfolio L. The assets of the Portfolio S were acquired by the Portfolio L on October 31, 2000.

  * Total return not annualized for periods less than one full year

 ** Annualized for periods less than one full year


See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 58
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., David L. Babson Growth Fund, Inc., Shadow Stock Fund, Inc., Babson Value Fund, Inc., Babson-Stewart Ivory International Fund, Inc., D.L. Babson Money Market Fund, Inc., and D.L. Babson Tax-Free Income Fund, Inc. and to the Board of Trustees and Shareholders of D.L. Babson Bond Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., David L. Babson Growth Fund, Inc., Shadow Stock Fund, Inc., Babson Value Fund, Inc., Babson-Stewart Ivory International Fund, Inc., D.L. Babson Bond Trust (comprised of Portfolio L and Portfolio S), D.L. Babson Money Market Fund, Inc., and D.L. Babson Tax-Free Income Fund, Inc. (hereinafter collectively referred to as the "Funds") at June 30, 2003, and the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

The financial statements of the Funds at June 30, 2002 and for the periods ended at or prior thereto were audited by other independent accountants whose report dated August 2, 2002 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
Minneapolis, Minnesota
August 22, 2003


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 59
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------

DIRECTORS AND OFFICERS OF THE FUNDS

The management and affairs for the Funds are supervised by the Directors/Trustees ("Directors") under the laws of each respective Fund's state of registration. The Directors and executive officers of the Funds and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period.

DIRECTORS

Name, Age and Address
T. Geron ("Jerry") Bell (61)
34 Kirby Puckett Place
Minneapolis, MN 55415

Position(s) Held with Funds
Director

Term of Office and Length of Time Served
Since 2003

Principal Occupation(s) During Past 5 Years
President of C.R.P. Sports (the parent company of the Minnesota Twins and of Victory Sports) since November, 2002; prior thereto, President of the Minnesota Twins Baseball Club Incorporated since 1987.

Number of Portfolios in Fund Complex(a) Overseen by Director
22

Other Directorships Held by Director
Director, Great Hall Investment Funds, Inc., a registered investment company advised by an affiliate of RBC Dain Rauscher, Inc. that consists of five separate portfolios.

--------------------------------------------------------------------------------

Name, Age and Address
Sandra J. Hale (68)
60 South Sixth Street
Minneapolis, MN 55402

Position(s) Held with Funds
Director

Term of Office and Length of Time Served
Since 2003

Principal Occupation(s) During Past 5 Years
President of Enterprise Management, Int'l. since 1991.

Number of Portfolios in Fund Complex(a) Overseen by Director
22

Other Directorships Held by Director
Director, Great Hall Investment Funds, Inc., a registered investment company advised by an affiliate of RBC Dain Rauscher, Inc. that consists of five separate portfolios.

--------------------------------------------------------------------------------

Name, Age and Address
Ronald James (52)
MJH 300, 1000 LaSalle
Minneapolis, MN 55403-2005

Position(s) Held with Funds
Director

Term of Office and Length of Time Served
Since 2003

Principal Occupation(s) During Past 5 Years
President and Chief Executive Officer, Center for Ethical Business Cultures since 2000; President and Chief Executive Officer of the Human Resources Group, a division of Ceridian Corporation from 1996 to 1998.

Number of Portfolios in Fund Complex(a) Overseen by Director
22

Other Directorships Held by Director
Director, Great Hall Investment Funds, Inc., a registered investment company advised by an affiliate of RBC Dain Rauscher, Inc. that consists of five separate portfolios.

--------------------------------------------------------------------------------

Name, Age and Address
James T. Jensen (74)
60 South Sixth Street
Minneapolis, MN 55402

Position(s) Held with Funds
Director

Term of Office and Length of Time Served
Sixteen years of service as a Director

Principal Occupation(s) During Past 5 Years
Chief Executive Officer Jensen Associates, Inc. (consulting)

Number of Portfolios in Fund Complex(a) Overseen by Director
1*

Other Directorships Held by Director
None

--------------------------------------------------------------------------------

Name, Age and Address
William H. Russell (79)
60 South Sixth Street
Minneapolis, MN 55402

Position(s) Held with Funds
Director

Term of Office and Length of Time Served
Eighten years of service as a Director

Principal Occupation(s) During Past 5 Years
Financial Consultant

Number of Portfolios in Fund Complex(a) Overseen by Director
19**

Other Directorships Held by Director
None

--------------------------------------------------------------------------------

Name, Age and Address
H. David Rybolt (60)
60 South Sixth Street
Minneapolis, MN 55402

Position(s) Held with Funds
Director

Term of Office and Length of Time Served
Twelve years of service as a Director

Principal Occupation(s) During Past 5 Years
Consultant, HDR Associates (management consulting)

Number of Portfolios in Fund Complex(a) Overseen by Director
18***

Other Directorships Held by Director
None

--------------------------------------------------------------------------------

Name, Age and Address
Jay H. Wein (70)
5305 Elmridge Circle
Excelsior, MN 55331

Position(s) Held with Funds
Director

Term of Office and Length of Time Served
Since 2003

Principal Occupation(s) During Past 5 Years
Independent investor and business consultant since 1989.

Number of Portfolios in Fund Complex(a) Overseen by Director
22

Other Directorships Held by Director

Director, Great Hall Investment Funds, Inc., a registered investment company advised by an affiliate of RBC Dain Rauscher, Inc. that consists of five separate portfolios.

--------------------------------------------------------------------------------
(a) The term "Fund Complex" as used herein consists of the Babson Funds, the J&B Funds and Investors Mark Series Fund, Inc. The J&B Funds consist of:
    J&B Mid Cap Aggressive Growth Fund, Inc., J&B Small Cap Aggressive Growth Fund, Inc. and J&B Small Cap International Fund, Inc. Investors Mark Series Fund, Inc. consists of the following nine portfolios: Balanced, Global
    Fixed Income, Growth & Income, Intermediate Fixed Income, Large Cap Value, Large Cap Growth, Small Cap Equity, Mid Cap Equity and Money Market.

  * Director, Babson-Stewart Ivory International Fund, Inc.

 ** Director, each Fund described in this Annual Report; also, Director,
    Investors Mark Series Fund, Inc. ("Investors Mark Series Fund"), which consists of the follow nine portfolios: Balanced, Global Fixed Income, Growth & Income, Intermediate Fixed Income, Large Cap Value, Large Cap Growth, Small Cap Equity, Mid Cap Equity, and Money Market.

*** Director, each Fund described in this Annual Report, except Babson-Stewart
    Ivory International Fund, Inc.; also, Director, Investors Mark Series Fund, Inc.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 60
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------

OFFICERS OF THE FUNDS

Name, Age and Address
Martin A. Cramer (53)
60 South Sixth Street
Minneapolis, MN 55402

Position(s) Held with Funds
Vice President

Term of Office and Length of Time Served
One year term and eleven years of service

Principal Occupation(s) During Past 5 Years
Legal and Regulatory Affairs Vice President and Secretary, Jones & Babson, Inc. (management company); Secretary, IMA (management company); Vice President and Secretary, Buffalo Fund Complex; Assistant Vice President and Secretary, J&B Funds; and, Secretary, Gold Bank Funds (two funds).

--------------------------------------------------------------------------------

Name, Age and Address
Jennifer Lammers (42)
60 South Sixth Street
Minneapolis, MN 55402

Position(s) Held with Funds
President

Term of Office and Length of Time Served
One year term, since 2003

Principal Occupation(s) During Past 5 Years
Chief Financial Officer, Great Hall Funds, Inc. (management company); Compliance Officer, Great Hall Funds, Inc.; Managing Director and Director of Finance, Voyageur Asset Management; Vice President and Manager, Financial Reporting, RBC Dain Rauscher.

--------------------------------------------------------------------------------

Name, Age and Address
Laura Moret (49)
60 South Sixth Street
Minneapolis, MN 55402

Position(s) Held with Funds
Vice President and Secretary

Term of Office and Length of Time Served
One year term, since 2003

Principal Occupation(s) During Past 5 Years
Vice President and Senior Associate Counsel, RBC Dain Rauscher; Vice President and Group Counsel, American Express Financial Advisors.

--------------------------------------------------------------------------------

Name, Age and Address
Christopher J. Tomas (33)
60 South Sixth Street
Minneapolis, MN 55402

Position(s) Held with Funds
Chief Financial Officer, Treasurer and Principal Accounting Officer

Term of Office and Length of Time Served
One year term, since 2003

Principal Occupation(s) During Past 5 Years
Vice President and Finance Manager, RBC Dain Rauscher; Treasurer and Principal Accounting Officer, Great Hall Funds, Inc.; Senior Financial Analyst, RBC Dain Rauscher; Financial Analyst, RBC Dain Rauscher.


--------------------------------------------------------------------------------


The Statement of Additional Information ("SAI") includes additional information about the Fund Directors and is available upon request without charge by calling 1-800-422-2766, or writing Babson Funds, P.O. Box 219757, Kansas City, MO 64121-9757.


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 61
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------

On January 17, 2003 a Special Meeting of the shareholders of the David L. Babson Trust (Portfolio L and Portfolio S) was held. The matters considered at the meeting, together with the actual vote tabulations relating to such matters are as follows:

Issue 1:

To approve an Agreement and Plan of Reorganization under which the Trust, a Missouri common law trust ( the "Missouri Trust"), will transfer substantially all of its assets and liabilities to a newly created Delaware statutory trust called D.L. Babson Bond Trust (the "Delaware Trust"), in exchange for shares of the Delaware Trust to be distributed to the Missouri Trust's shareholders:

                                              Broker
                For       Against   Abstain  Non-Vote
             ----------  ---------  -------  ---------
Portfolio L  29,605,869  2,739,284  981,680  4,052,364
Portfolio S   1,793,930    119,845   28,247    808,283

Issue 2:

To elect seven Trustees to hold office until their successors are duly elected and qualified or until their earlier resignation or removal:

                                                       Broker
                         For       Against   Abstain  Non-Vote
                      ----------  ---------  -------  --------
Portfolio L
  T. Geron Bell       26,553,318  4,903,871        -         -
  Sandra J. Hale      26,562,015  4,895,174        -         -
  Ronald James        26,585,211  4,871,978        -         -
  Jay H. Wein         26,609,380  4,847,808        -         -
  H. David Rybolt     26,601,095  4,856,094        -         -
  William H. Russell  26,640,832  4,816,357        -         -
  Edward S. Ritter    26,701,703  4,755,486        -         -

Portfolio S
  T. Geron Bell        2,490,739     92,238        -         -
  Sandra J. Hale       2,490,635     92,341        -         -
  Ronald James         2,491,045     91,932        -         -
  Jay H. Wein          2,490,635     92,341        -         -
  H. David Rybolt      2,491,045     91,932        -         -
  William H. Russell   2,491,045     91,932        -         -
  Edward S. Ritter     2,491,045     91,932        -         -

Issue 3:

To approve a New Investment Advisory Agreement between the Trust and Jones & Babson, Inc.:

                                              Broker
                For       Against   Abstain  Non-Vote
             ----------  ---------  -------  --------
Portfolio L  28,875,873  1,714,026  867,289         -
Portfolio S   2,503,449     60,972   18,556         -

Issue 4:

To approve a New Investment Counsel Agreement between Jones & Babson, Inc. and David L. Babson & Company Inc. for each portfolio.:

                                              Broker
                For       Against   Abstain  Non-Vote
             ----------  ---------  -------  --------
Portfolio L  28,890,560  1,721,934  844,694         -
Portfolio S   2,482,431     45,357   55,188         -

On January 17, 2003 a Special Meeting of the shareholders of the Babson Enterprise Fund, Babson Enterprise Fund II, David L. Babson Growth Fund, Shadow Stock Fund, Babson Value Fund, Babson-Stewart Ivory International Fund, David L. Babson Money Market Fund and David L. Babson Tax-Free Income Fund was held. The matters considered at the meeting, together with the actual vote tabulations relating to such matters are as follows:

Issue 1:

To elect seven Trustees to hold office until their successors are duly elected and qualified or until their earlier resignation or removal:

                                                                          Broker
                                            For       Against   Abstain  Non-Vote
                                         ----------  ---------  -------  --------
Babson Enterprise Fund
  T. Geron Bell                           8,244,941    342,899        -         -
  Sandra J. Hale                          8,232,565    355,276        -         -
  Ronald James                            8,243,427    344,414        -         -
  Jay H. Wein                             8,229,469    358,371        -         -
  H. David Rybolt                                 -          -        -         -
  William H. Russell                              -          -        -         -
  Stephen S. Soden                                -          -        -         -

Babson Enterprise Fund II
  T. Geron Bell                           1,154,049     55,568        -         -
  Sandra J. Hale                          1,152,126     57,492        -         -
  Ronald James                            1,155,335     54,283        -         -
  Jay H. Wein                             1,144,438     65,179        -         -
  H. David Rybolt                         1,140,597     69,020        -         -
  William H. Russell                      1,145,939     63,678        -         -
  Stephen S. Soden                        1,120,092     89,525        -         -

David L. Babson Growth Fund
  T. Geron Bell                          12,168,451    903,056        -         -
  Sandra J. Hale                         12,222,050    849,457        -         -
  Ronald James                           12,206,688    864,819        -         -
  Jay H. Wein                            12,222,886    848,622        -         -
  H. David Rybolt                                 -          -        -         -
  William H. Russell                              -          -        -         -
  Stephen S. Soden                                -          -        -         -


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 62
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Supplemental Information
--------------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------


                                                                         Broker
                                             For      Against   Abstain  Non-Vote
                                         ----------  ---------  -------  --------

Shadow Stock Fund
  T. Geron Bell                           3,639,770    335,238        -         -
  Sandra J. Hale                          3,637,795    337,213        -         -
  Ronald James                            3,656,451    318,558        -         -
  Jay H. Wein                             3,634,382    340,627        -         -
  H. David Rybolt                                 -          -        -         -
  William H. Russell                              -          -        -         -
  Stephen S. Soden                                -          -        -         -

Babson Value Fund
  T. Geron Bell                           4,920,627    246,451        -         -
  Sandra J. Hale                          4,919,973    247,105        -         -
  Ronald James                            4,923,288    243,790        -         -
  Jay H. Wein                             4,915,029    252,050        -         -
  H. David Rybolt                                 -          -        -         -
  William H. Russell                              -          -        -         -
  Stephen S. Soden                                -          -        -         -

Babson-Stewart Ivory International Fund
  T. Geron Bell                             622,672     31,984        -         -
  Sandra J. Hale                            622,353     32,304        -         -
  Ronald James                              622,846     31,810        -         -
  Jay H. Wein                               622,674     31,982        -         -
  H. David Rybolt                                 -          -        -         -
  William H. Russell                              -          -        -         -
  Stephen S. Soden                                -          -        -         -

David L. Babson Money Market Fund
  T. Geron Bell                          18,956,846  1,460,128        -         -
  Sandra J. Hale                         18,952,605  1,464,370        -         -
  Ronald James                           18,956,846  1,460,128        -         -
  Jay H. Wein                            18,952,605  1,464,370        -         -
  H. David Rybolt                                 -          -        -         -
  William H. Russell                              -          -        -         -
  Stephen S. Soden                                -          -        -         -

David L. Babson Tax-Free Income Fund
  T. Geron Bell                           2,947,743     56,718        -         -
  Sandra J. Hale                          2,948,663     55,798        -         -
  Ronald James                            2,948,686     55,775        -         -
  Jay H. Wein                             2,950,642     53,819        -         -
  H. David Rybolt                                 -          -        -         -
  William H. Russell                              -          -        -         -
  Stephen S. Soden                                -          -        -         -

Issue 2:

To approve a New Investment Advisory Agreement between each Fund and Jones & Babson, Inc.:

                                                                          Broker
                                            For       Against   Abstain  Non-Vote
                                         ----------  ---------  -------  ---------
Babson Enterprise Fund                    6,110,356    305,562  179,409  1,992,514
Babson Enterprise Fund II                   834,503     48,546   44,621    281,947
David L. Babson Growth Fund              11,496,117    549,931  518,540    506,919
Shadow Stock Fund                         2,887,398    169,785  235,790    682,035
Babson Value Fund                         3,597,551    206,189  155,624  1,207,714
Babson-Stewart Ivory International Fund     513,005     12,390   21,849    107,412
David L. Babson Money Market Fund        17,516,360  1,935,861  959,205      5,548
David L. Babson Tax-Free Income Fund      2,796,459     68,254   34,435    105,313

Issue 3:

To approve a New Investment Counsel Agreement between Jones & Babson, Inc. and David L. Babson & Company Inc. for each portfolio:

                                                                            Broker
                                            For       Against    Abstain   Non-Vote
                                         ----------  ---------  ---------  ---------
Babson Enterprise Fund                    6,098,890    304,419    192,019  1,992,514
Babson Enterprise Fund II                   835,948     45,328     46,395    281,947
David L. Babson Growth Fund              11,386,093    524,550    653,944    506,919
Shadow Stock Fund                         2,890,387    160,880    241,706    682,035
Babson Value Fund                         3,588,731    204,177    166,456  1,207,714
Babson-Stewart Ivory International Fund     615,295     16,998     22,364          -
David L. Babson Money Market Fund        17,541,306  1,805,517  1,064,604      5,548
David L. Babson Tax-Free Income Fund      2,787,645     68,254     43,249    105,313


                                                         Continued on next page.
--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 63
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION
--------------------------------------------------------------------------------
(UNAUDITED)

CHANGE IN INDEPENDENT AUDITORS:

Upon the recommendation of the Board of Directors/Trustees at a Special Meeting of Shareholders on March 28, 2003, PricewaterhouseCoopers LLP ("PwC") was named as the independent auditors for the Funds' fiscal year ending June 30, 2003. At the request of the Board of Directors/Trustees, Ernst & Young LLP ("E&Y"), which had previously served as the Funds' independent auditors, ceased to provide this service as of March 28, 2003. The audit reports of E&Y on the financial statements as of and for the fiscal years ended June 30, 2001 and June 30, 2002 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. In connection with the audit of the fiscal years ended June 30, 2001 and June 30, 2002 and the subsequent interim period through March 28, 2003, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of E&Y would have caused E&Y to make reference to the subject matter of the disagreements in connection with E&Y's opinions. Additionally, there were no disagreements with E&Y regarding any of these matters, either those resolved to their satisfaction or those not resolved to their satisfaction. None of the events listed in Item 304(a)(1)(v)(A) through (D) of Regulation S-K of the Securities and Exchange Commission occurred during the fiscal years ended June 30, 2001 and June 30, 2002 or the subsequent interim period from July 1, 2002 through March 28, 2003. During the fiscal years ended June 30, 2001 and June 30, 2002 and the subsequent interim period from July 1, 2002 through March 28, 2003, there was no consultation with PwC regarding: (1) application of accounting principles to specified transactions, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (2) any matter that was the subject of a disagreement (as defined in paragraph 304(a)(1)(iv) of Regulation S-K) or a reportable event (as defined in paragraph 304(a)(1)(v) of Regulation S-K).

TAX INFORMATION:

Certain tax information for the Babson Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2003. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2003. The information necessary to complete your income tax returns for the calendar year ending December 31, 2003 will be received under separate cover.

For corporate shareholders, the following percentages of ordinary income distributions qualify for the corporate dividends received deduction:

FUND                     PERCENTAGE
-----------------------  ----------
Enterprise                     100%
Enterprise II                  100%
Growth                         100%
Shadow Stock                    64%
Value                           59%

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a minimum rate of 15%. The following amounts of ordinary income distributions are considered qualifying dividends:

FUND                     PERCENTAGE
-----------------------  ----------
Enterprise                 $279,786
Growth                      338,676
Shadow Stock                 98,717

The following percentages of ordinary income distributions are exempt-interest dividends for federal income tax purposes:

FUND                     PERCENTAGE
-----------------------  ----------
Tax-Free Income                100%


--------------------------------------------------------------------------------
JUNE 30, 2003                                                                 64
--------------------------------------------------------------------------------

This report has been prepared for the information of the Shareholders of Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., David L. Babson Growth Fund, Inc., Shadow Stock Fund, Inc., Babson Value Fund, Inc., Babson-Stewart Ivory International Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., and D.L. Babson Tax-Free Income Fund, Inc., and is not to be construed as an offering of the shares of the Funds. Shares of the Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.

                                  Babson Funds
                        Jones & Babson, Inc. Distributors

                  P.O. Box 219757, Kansas City, MO 64121-9757




                                 1-800-4-babson
                                (1-800-422-2766)

                              www.babsonfunds.com




BABSON FUNDS
P.O. Box 219757
Kansas City, MO 64121-9757

ITEM 11. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS AFTER JULY 15TH, 2003.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE. [IF AN OPEN-END FUND OR IF THE CLOSED END FUND HAS NONE TO REPORT.]


     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.



                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) David L. Babson Growth Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)              /s/  Jennifer Lammers
                         -------------------------------------------------------
                                    Jennifer Lammers, President

Date 4/12/04
     -------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/  Jennifer Lammers
                         -------------------------------------------------------
                                    Jennifer Lammers, President

Date 4/12/04
     -------

By (Signature and Title)              /s/  Christopher Tomas
                         -------------------------------------------------------
                                   Christopher Tomas, Treasurer

Date 4/12/04
     -------